================================================================================

                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ------------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 78

                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                        ------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois 62715
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                 ------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                           Springfield, Illinois 62715
                         ----------------------------
                    (Name and Address of Agent for Service)
                         Copies of Communications to:

                               Cathy G. O'Kelly
                     Vedder, Price, Kaufman & Kammholz, P.C.
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                         -----------------------------

It is proposed that this filing will become effective:

  [_] Immediately upon filing pursuant to paragraph (b) of Rule 485

  [_] On (date)pursuant to paragraph (b) of Rule 485

  [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PROSPECTUS

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT
VARIABLE SOLUTIONS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 1, 2005

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

     This prospectus offers a Variable, qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. It is issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC"). Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Wilshire 5000 Index Portfolio
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio
         Wilshire Large Company Growth Portfolio
     Large Value

         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares

         Davis Value Portfolio
         Wilshire Large Company Value Portfolio
Mid-Size Company Stock Funds
     Mid Blend

         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares

         Fidelity VIP Mid Cap Portfolio SC 2
         Rainier Small/Mid Cap Equity Portfolio
     Mid Growth

         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities

         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II
     Mid Value
         Ariel Appreciation Fund
         Strong Opportunity Fund II
Small Company Stock Funds
     Small Blend

         Goldman Sachs VIT Core Small Cap Equity Fund

         T. Rowe Price Small-Cap Stock Fund -- Advisor Class
         Neuberger Berman Genesis Fund -- Advisor Class
     Small Growth

         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares

         Credit Suisse Small Cap Growth Portfolio

         Delaware VIP Trend Series

         Wilshire Small Company Growth Portfolio
     Small Value
         Ariel Fund
         Royce Capital Fund Small-Cap Portfolio
         T. Rowe Price Small-Cap Value Fund -- Advisor Class
         Wilshire Small Company Value Portfolio
International Stock Funds

         Wilshire VIT International Equity Fund - Horace Mann Shares

         Fidelity VIP Overseas Portfolio SC 2
Balanced Fund

         Wilshire VIT Balanced Fund - Horace Mann Shares

Bond Funds

         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares

         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 32 of this prospectus.

     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY
    ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.

                   The date of this prospectus is May 1, 2005.

TABLE OF CONTENTS
-----------------------------------------------------------------------------------------------------
                                                                                                 PAGE
                                                                                                 ----

DEFINITIONS                                                                                        3
SUMMARY                                                                                            4
TABLE OF ANNUAL OPERATING EXPENSES                                                                 6
CONDENSED FINANCIAL INFORMATION                                                                    7
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS                 12
     Horace Mann Life Insurance Company                                                           12
     The Separate Account                                                                         12
     The Underlying Funds                                                                         12
THE CONTRACT                                                                                      18
     Contract Owners' Rights                                                                      18
     Purchasing the Contract                                                                      18
     Premium Payments                                                                             19
         Amount and Frequency of Premium Payments                                                 19
         Allocation of Premium Payments                                                           19
         Accumulation Units and Accumulation Unit Value                                           19
     Transactions                                                                                 21
         Transfers                                                                                21
         Dollar Cost Averaging                                                                    21
         Rebalancing                                                                              22
         Changes to Premium Allocations                                                           23
         Market Timing                                                                            23
         Surrender or Withdrawal Before Commencement of Annuity Period                            23
         Deferment                                                                                24
         Confirmations                                                                            24
     Deductions and Expenses                                                                      24
         Annual Maintenance Fee                                                                   24
         Mortality and Expense Risk Fee                                                           24
         Withdrawal Charges                                                                       25
         Operating Expenses of the Underlying Funds                                               25
         Premium Taxes                                                                            25
     Death Benefit Proceeds                                                                       25
     Annuity Payments                                                                             25
     Annuity Payment Options                                                                      25
     Amount of Fixed and Variable Annuity Payments                                                27
     Misstatement of Age or Sex                                                                   27
     Modification of the Contract                                                                 28
TAX CONSEQUENCES                                                                                  28
     Other Considerations                                                                         28
     Separate Account                                                                             28
     Contract Owners                                                                              28
         Contribution Limitations and General Requirements Applicable to Qualified Contracts      28
     Taxation of Contract Benefits                                                                30
     Additional Taxes                                                                             30
VOTING RIGHTS                                                                                     31
OTHER INFORMATION                                                                                 31
ADDITIONAL INFORMATION                                                                            32

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity Contract this prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC
Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     WITHDRAWAL CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contract offered by this prospectus is a Qualified Plan.

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

    You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

    (A)  SEPARATE ACCOUNT

    Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Wilshire 5000 Index Portfolio
         Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio
         Wilshire Large Company Growth Portfolio

     Large Value

         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares

         Davis Value Portfolio
         Wilshire Large Company Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend

         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares

         Fidelity VIP Mid Cap Portfolio SC 2
         Rainier Small/Mid Cap Equity Portfolio

     Mid Growth

         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities

         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II(2)

     Mid Value
         Ariel Appreciation Fund(1)
         Strong Opportunity Fund II(2)

SMALL COMPANY STOCK FUNDS
     Small Blend

         Goldman Sachs VIT Core Small Cap Equity Fund

         T. Rowe Price Small-Cap Stock Fund -- Advisor Class(2)
         Neuberger Berman Genesis Fund -- Advisor Class

     Small Growth

         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares

         Credit Suisse Small Cap Growth Portfolio(2)

         Delaware VIP Trend Series

         Wilshire Small Company Growth Portfolio

     Small Value
         Ariel Fund(1)

         Royce Capital Fund Small-Cap Portfolio

         T. Rowe Price Small-Cap Value Fund -- Advisor Class(2)
         Wilshire Small Company Value Portfolio

INTERNATIONAL STOCK FUNDS

         Wilshire VIT International Equity Fund - Horace Mann Shares

         Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND

         Wilshire VIT Balanced Fund - Horace Mann Shares

BOND FUNDS

         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares

         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

(1)  These Funds are not available as an investment option for a 457(b)
     Contract.

(2) On and after June 1, 2004, new Contracts may not have allocations to these Subaccounts, and existing Contracts may not begin or increase allocations to these Subaccounts or start any new transfers of money to these Subaccounts.

     (b) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986 as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses -- Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee) is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     No deduction for sales expense is charged on premium payments, but a decreasing Withdrawal Charge is assessed against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES
--------------------------------------------------------------------------------

     The following tables describe the maximum fees and expenses that you may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

Surrender Fees (as a percentage of                    9%
  amount surrendered, if applicable)

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(1)                              $ 25
Separate Account Annual Expenses
  (as a percentage of average account
value)
     Mortality and Expense Risk Fees                1.25%
     Account Fees and Expenses                         0%
Total Separate Account Annual Expenses              1.25%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES                                         MINIMUM             MAXIMUM
-----------------------------------------------                                         -------             -------
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated.(1) The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR          3 YEARS         5 YEARS          10 YEARS
          ------          -------         -------          --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR          3 YEARS         5 YEARS          10 YEARS
          ------          -------         -------          --------


(1) Because the Example assumes a $10,000 investment, the Example does not include the annual contract fee of $25 which is waived if the Contract value equals or exceeds $10,000.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund - Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund
- Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund
- Horace Mann Shares, Wilshire VIT International Equity Fund - Horace Mann Shares and Wilshire VIT Socially Responsible Fund - Horace Mann Shares each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Insurance Series Growth/Opportunities, Goldman Sachs VIT Core Small Cap Equity Fund, Delaware VIP Trend Series and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

                                                                                  ACCUMULATION     ACCUMULATION     # ACCUMULATION
                                                                                                                         UNITS
                                                                                   UNIT VALUE       UNIT VALUE        OUTSTANDING
                                                                     YEAR         BEGINNING OF        END OF             END OF
SUBACCOUNT                                                           ENDED           PERIOD           PERIOD             PERIOD
----------                                                           -----           ------           ------             ------

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO                      12/31/04       $     12.22      $      13.22        1,143,649

                                                                   12/31/03              9.65             12.22          915,270
                                                                   12/31/02             12.97              9.65          690,067
                                                                   12/31/01             14.90             12.97          431,258
                                                                   12/31/00             17.33*            14.90          123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2                        12/31/04       $     13.69      $      14.27          757,537

                                                                   12/31/03             11.23             13.69          535,029
                                                                   12/31/02             13.67             11.23          357,213
                                                                   12/31/01             15.20             13.67          230,640
                                                                   12/31/00             16.03*            15.20           53,980

WILSHIRE 5000 INDEX PORTFOLIO -- INVESTMENT CLASS                  12/31/04       $      9.05      $       9.94          787,993

                                                                   12/31/03              7.07              9.05          541,013
                                                                   12/31/02              9.08              7.07          365,881
                                                                   12/31/01             10.38              9.08          213,861
                                                                   12/31/00             12.23*            10.38           40,024

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                              12/31/04       $    124.84      $     136.05          277,917

                                                                   12/31/03             98.66            124.84          211,435
                                                                   12/31/02            128.86             98.66          151,544
                                                                   12/31/01            148.95            128.86           93,943
                                                                   12/31/00            171.04*           148.95           32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                                 12/31/04       $     31.79      $      32.38          974,205

                                                                   12/31/03             24.28             31.79          771,644
                                                                   12/31/02             35.28             24.28          595,943
                                                                   12/31/01             43.48             35.28          404,152
                                                                   12/31/00             53.82*            43.48          161,937

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO                         12/31/04       $     21.59      $      23.11          818,599

                                                                   12/31/03             17.71             21.59          676,885
                                                                   12/31/02             25.94             17.71          522,390
                                                                   12/31/01             31.81             25.94          357,364
                                                                   12/31/00            41.57*             31.81          130,232

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO -- INVESTMENT CLASS        12/31/04       $     29.13      $      30.72          324,321

                                                                   12/31/03             23.32             29.13          228,018
                                                                   12/31/02             30.18             23.32          160,285
                                                                   12/31/01             36.63             30.18           99,528
                                                                   12/31/00             46.36*            36.63           16,962

                                                                                  ACCUMULATION     ACCUMULATION     # ACCUMULATION
                                                                                                                         UNITS
                                                                                   UNIT VALUE       UNIT VALUE        OUTSTANDING
                                                                     YEAR         BEGINNING OF        END OF             END OF
SUBACCOUNT                                                           ENDED           PERIOD           PERIOD             PERIOD
----------                                                           -----           ------           ------             ------

WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES                      12/31/04       $     19.76      $      21.51       14,024,912

                                                                   12/31/03             15.68             19.76       15,075,890
                                                                   12/31/02             19.70             15.68       15,849,770
                                                                   12/31/01             20.82             19.70       17,361,722
                                                                   12/31/00             22.10             20.82       18,713,068
                                                                   12/31/99             22.97             22.10       23,693,305
                                                                   12/31/98             21.62             22.97       24,141,182
                                                                   12/31/97             17.74             21.62       21,736,131
                                                                   12/31/96             14.33             17.74       18,086,814
                                                                   12/31/95             10.88             14.33       14,363,155
                                                                   12/31/94             11.03             10.88       12,072,982

WILSHIRE VIT SOCIALLY RESPONSIBLE FUND - HORACE MANN SHARES        12/31/04       $     14.85      $      16.61        4,612,921

                                                                   12/31/03             11.70             14.85        4,740,058
                                                                   12/31/02             13.70             11.70        4,803,270
                                                                   12/31/01             14.96             13.70        4,970,814
                                                                   12/31/00             13.92             14.96        4,767,452
                                                                   12/31/99             13.00             13.92        3,893,389
                                                                   12/31/98             12.00             13.00        2,430,089
                                                                   12/31/97              9.85             12.00          698,226

DAVIS VALUE PORTFOLIO                                              12/31/04       $     10.40      $      11.54          612,231

                                                                   12/31/03              8.11             10.40          486,125
                                                                   12/31/02              9.80              8.11          384,920
                                                                   12/31/01             11.08              9.80          333,527
                                                                   12/31/00             11.58*            11.08          134,363

WILSHIRE LARGE COMPANY VALUE PORTFOLIO                             12/31/04       $     21.61      $      24.19          729,103

                                                                   12/31/03             17.02             21.61          611,659
                                                                   12/31/02             20.83             17.02          472,191
                                                                   12/31/01             21.34             20.83          266,320
                                                                   12/31/00             19.91*            21.34           23,435

DREYFUS  INVESTMENT  PORTFOLIO:  MID CAP  STOCK  FUND - SERVICE
SHARES                                                             12/31/04       $    15.91*      $      17.90            9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                                12/31/04       $     23.43      $      28.85          954,231

                                                                   12/31/03             17.16             23.43          798,274
                                                                   12/31/02             19.31             17.16          674,016
                                                                   12/31/01             20.25             19.31          551,984
                                                                   12/31/00             20.11*            20.25          231,555

RAINIER SMALL/MID CAP EQUITY PORTFOLIO                             12/31/04       $     30.15      $      34.96          303,239

                                                                   12/31/03             20.87             30.15          247,172
                                                                   12/31/02             26.42             20.87          194,166
                                                                   12/31/01             27.84             26.42          135,479
                                                                   12/31/00             30.39*            27.84           51,884

DELAWARE VIP GROWTH OPPORTUNITIES SERIES                           12/31/04       $    14.24*      $      15.70           11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES                  12/31/04       $    12.00*      $      13.21           22,415

PUTNAM VT VISTA FUND (IB SHARES)                                   12/31/04       $     11.56      $      13.54          447,976

                                                                   12/31/03              8.79             11.56          431,300
                                                                   12/31/02             12.82              8.79          375,227

                                                                                  ACCUMULATION     ACCUMULATION     # ACCUMULATION
                                                                                                                         UNITS
                                                                                   UNIT VALUE       UNIT VALUE        OUTSTANDING
                                                                     YEAR         BEGINNING OF        END OF             END OF
SUBACCOUNT                                                           ENDED           PERIOD           PERIOD             PERIOD
----------                                                           -----           ------           ------             ------
                                                                   12/31/01             19.52             12.82          326,406
                                                                   12/31/00             25.13*            19.52          146,933

STRONG MID CAP GROWTH FUND II                                      12/31/04       $     14.40      $      16.95          479,241

                                                                   12/31/03             10.86             14.40          443,966
                                                                   12/31/02             17.61             10.86          371,269
                                                                   12/31/01             25.76             17.61          279,260
                                                                   12/31/00             35.99*            25.76          131,868


ARIEL APPRECIATION FUND                                            12/31/04       $     42.98      $      48.02          798,279

                                                                   12/31/03             33.22             42.98          612,277
                                                                   12/31/02             37.51             33.22          411,440
                                                                   12/31/01             31.01*            37.51          115,976

STRONG OPPORTUNITY FUND II                                         12/31/04       $     25.67      $      29.98          317,641

                                                                   12/31/03             18.96             25.67          298,172
                                                                   12/31/02             26.24             18.96          254,365
                                                                   12/31/01             27.60             26.24          169,801
                                                                   12/31/00             28.55*            27.60           47,165

GOLDMAN SACHS BIT CORE SMALL CAP EQUITY FUND                       12/31/04       $     12.99*     $      15.00           17,423

T. ROWE PRICE SMALL-CAP STOCK FUND -- ADVISOR CLASS                12/31/04       $     30.79      $      36.03          401,917

                                                                   12/31/03             23.60             30.79          349,073
                                                                   12/31/02             27.92             23.60          280,393
                                                                   12/31/01             26.52             27.92          172,268
                                                                   12/31/00             26.99*            26.52           47,164

NEUBERGER BERMAN GENESIS FUND -- ADVISOR CLASS                     12/31/04       $     23.74      $      27.77          642,198

                                                                   12/31/03             18.30             23.74          513,797
                                                                   12/31/02             19.14             18.30          409,931
                                                                   12/31/01             17.35             19.14          228,309
                                                                   12/31/00             15.84*            17.35           14,507

WILSHIRE VIT SMALL CAP GROWTH FUND - HORACE MANN SHARES            12/31/04       $     11.52      $      11.88        4,302,146

                                                                   12/31/03              7.33             11.52        4,507,783
                                                                   12/31/02             12.16              7.33        4,361,425
                                                                   12/31/01             17.54             12.16        4,399,005
                                                                   12/31/00             19.92             17.54        4,284,826
                                                                   12/31/99             11.61             19.92        2,619,220
                                                                   12/31/98             11.10             11.61        2,103,641
                                                                   12/31/97              9.59             11.10        1,284,537

CREDIT SUISSE SMALL CAP GROWTH PORTFOLIO                           12/31/04       $     17.03      $      18.65          248,475

                                                                   12/31/03             11.61             17.03          236,965
                                                                   12/31/02             17.73             11.61          207,449
                                                                   12/31/01             21.37             17.73          165,082
                                                                   12/31/00             27.32*            21.37           76,760

DELAWARE VIP TREND SERIES                                          12/31/04       $     28.47*     $      30.27            2,275

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO                            12/31/04       $     17.54      $      20.30          121,774

                                                                   12/31/03             12.96             17.54           92,724
                                                                   12/31/02             15.23             12.96           65,352

                                                                                  ACCUMULATION     ACCUMULATION     # ACCUMULATION
                                                                                                                         UNITS
                                                                                   UNIT VALUE       UNIT VALUE        OUTSTANDING
                                                                     YEAR         BEGINNING OF        END OF             END OF
SUBACCOUNT                                                           ENDED           PERIOD           PERIOD             PERIOD
----------                                                           -----           ------           ------             ------
                                                                   12/31/01             15.87             15.23           28,130
                                                                   12/31/00             17.80*            15.87            8,061

ARIEL FUND                                                         12/31/04       $     45.16      $      54.42          486,122

                                                                   12/31/03             35.70             45.16          376,980
                                                                   12/31/02             38.12             35.70          255,196
                                                                   12/31/01            34.63*             38.12           65,549

T. ROWE PRICE SMALL-CAP VALUE FUND -- ADVISOR CLASS                12/31/04       $     32.96      $      40.85          439,605

                                                                   12/31/03             24.49             32.96          397,645
                                                                   12/31/02             25.32             24.49          314,495
                                                                   12/31/01             21.02             25.32          151,942
                                                                   12/31/00            20.52*             21.02           16,331

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO                             12/31/04       $     8.10*      $       9.42           93,281

WILSHIRE SMALL COMPANY VALUE PORTFOLIO                             12/31/04       $     19.45      $      23.60          140,474

                                                                   12/31/03             14.43             19.45          122,082
                                                                   12/31/02             15.88             14.43          115,069
                                                                   12/31/01             13.72             15.88           80,507
                                                                   12/31/00             12.31*            13.72            5,138

WILSHIRE VIT INTERNATIONAL EQUITY FUND - HORACE MANN SHARES        12/31/04       $     10.68      $      11.67        3,099,530

                                                                   12/31/03              8.16             10.68        3,072,915
                                                                   12/31/02             10.47              8.16        2,970,500
                                                                   12/31/01             14.39             10.47        2,935,800
                                                                   12/31/00             17.67             14.39        2,650,938
                                                                   12/31/99             11.72             17.67        1,187,606
                                                                   12/31/98              9.98             11.72          696,337
                                                                   12/31/97              9.74              9.98          464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                               12/31/04       $     17.21      $      19.27          643,917

                                                                   12/31/03             12.18             17.21          430,503
                                                                   12/31/02             15.50             12.18          308,350
                                                                   12/31/01             19.91             15.50          209,742
                                                                   12/31/00            23.13*             19.91           70,810

WILSHIRE VIT BALANCED FUND - HORACE MANN SHARES                    12/31/04       $     18.59      $      19.86       13,172,538

                                                                   12/31/03             15.74             18.59       14,094,671
                                                                   12/31/02             17.39             15.74       14,804,752
                                                                   12/31/01             17.36             17.39       16,254,478
                                                                   12/31/00             17.41             17.36       17,553,416
                                                                   12/31/99             17.83             17.41       22,621,955
                                                                   12/31/98             16.78             17.83       23,286,358
                                                                   12/31/97             14.28             16.78       22,095,620
                                                                   12/31/96             12.22             14.28       20,098,949
                                                                   12/31/95              9.75             12.22       17,804,536
                                                                   12/31/94              9.97              9.75       15,666,817

WILSHIRE VIT INCOME FUND - HORACE MANN SHARES                      12/31/04       $     16.30      $      16.89        1,300,042

                                                                   12/31/03             15.39             16.30        1,210,705
                                                                   12/31/02             14.29             15.39        1,187,910
                                                                   12/31/01             13.27             14.29          936,292
                                                                   12/31/00             12.34             13.27          827,539
                                                                   12/31/99             12.70             12.34        1,034,296

                                                                                  ACCUMULATION     ACCUMULATION     # ACCUMULATION
                                                                                                                         UNITS
                                                                                   UNIT VALUE       UNIT VALUE        OUTSTANDING
                                                                     YEAR         BEGINNING OF        END OF             END OF
SUBACCOUNT                                                           ENDED           PERIOD           PERIOD             PERIOD
----------                                                           -----           ------           ------             ------
                                                                   12/31/98             11.90             12.70        1,060,399
                                                                   12/31/97             11.02             11.90          784,296
                                                                   12/31/96             10.78             11.02          942,068
                                                                   12/31/95              9.49             10.78          938,069
                                                                   12/31/94              9.85              9.49          945,569

WILSHIRE VIT SHORT-TERM INVESTMENT FUND - HORACE MANN SHARES       12/31/04       $     10.86      $      10.85          270.993

                                                                   12/31/03             10.88             10.86          427,380
                                                                   12/31/02             10.83             10.88          367,360
                                                                   12/31/01             10.42             10.83          237,129
                                                                   12/31/00              9.97             10.42          205,055
                                                                   12/31/99              9.64              9.97          132,903
                                                                   12/31/98              9.30              9.64          120,651
                                                                   12/31/97              8.97              9.30          122,530
                                                                   12/31/96              8.65              8.97          125,251
                                                                   12/31/95              8.34              8.65          110,931
                                                                   12/31/94              8.13              8.34          125,199

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                            12/31/04       $      9.06      $       9.79          256,027

                                                                   12/31/03              7.23              9.06          177,129
                                                                   12/31/02              7.09              7.23           90,168
                                                                   12/31/01              8.15              7.09           57,319
                                                                   12/31/00              9.77*             8.15           32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2                  12/31/04       $     15.10      $      15.54          975,233

                                                                   12/31/03             14.56             15.10          921,950
                                                                   12/31/02             13.39             14.56          677,140
                                                                   12/31/01             12.54             13.39          283,612
                                                                   12/31/00             11.98*            12.54           24,851

* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 20.

     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

ALLIANCE

     The AllianceBernstein Premier Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Premier Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

ARIEL MUTUAL FUNDS

     The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of medium-sized companies with market capitalizations generally between $2.5 billion and $20 billion at the time of initial purchase. The Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     Similar to the Ariel Appreciation Fund, the investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of smaller companies with market capitalizations generally between $500 million and $2.5 billion at the time of initial purchase. The Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     The Ariel Appreciation Fund and the Ariel Fund are both advised by Ariel Capital Management, LLC ("Ariel"). Ariel believes ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intrusion. A company that fosters community involvement among its employees will inspire community support. Additionally, Ariel believes that a company which cultivates diversity is more likely to attract and retain the best talent and broaden its markets in profitable new directions. Ariel does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the generation of nuclear energy or the manufacture of handguns as it believes these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

CREDIT SUISSE

     The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2003, the market capitalization of the companies in the Russell 2000 Index ranged from $42 million to $2.02 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.

DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that the adviser believes are of high quality and whose shares are selling at attractive prices. The Portfolio's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace, and have the fundamental characteristics to support continued growth. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, studies demographic changes, follows consumer trends and limits its stock search to companies it believes have products or services that can capitalize on changes in the marketplace. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly owned subsidiary of Delaware Management Holdings, Inc.

DREYFUS

     The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests at least 80 percent of its assets in midcap stocks. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares' stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares is advised by Dreyfus.

FIDELITY INVESTMENTS

     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

GOLDMAN SACHS

     The investment objective of the Goldman Sachs VIT Core Small Cap Equity Fund is the long-term growth of capital. The Core portfolio is managed to have similar risk, capitalization, industry exposure and style characteristics to its benchmark, the Russell 2000, while seeking to add incremental return through better stock selection. The Small Cap Equity Fund uses a broad diversification across the U.S. small-cap stock universe with an advantage of quantitative and qualitative management techniques. The Goldman Sachs VIT Core Small Cap Equity Fund is advised by Goldman Sachs Asset Management, L.P.

JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation by investing primarily in the stocks of mid-sized U.S. and multinational companies, from which the fund managers expect above-average earnings growth. The fund focuses on mid-sized companies, which historically, have offered better growth prospects than large-cap stocks, are potentially less volatile than a portfolio of small-cap stocks and seeks up-and-coming companies with solid business fundamentals that have the potential to be tomorrow's industry leaders. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

NEUBERGER BERMAN

     The investment objective of the Neuberger Berman Genesis Fund -- Advisor Class is to seek growth of capital. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund -- Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

RAINIER

     The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the equity securities of small and mid-capitalization U.S. companies with the prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable prices. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

STRONG

     The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value" -- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

     The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The fund invests substantially in the technology sector. The fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity or to enhance the fund's return). The fund may utilize an active trading approach. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or a reduction in earnings) or to take advantage of a better investment opportunity. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

T. ROWE PRICE

     The investment objective of the T. Rowe Price Small-Cap Value Fund -- Advisor Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. Normally, the fund will invest at least 80% of its net assets in companies with a market capitalization that is within or below the range of companies in the Russell 2000 Index. The T. Rowe Price Small-Cap Value Fund -- Advisor Class is advised by T. Rowe Price Associates.

     The investment objective of the T. Rowe Price Small-Cap Stock Fund -- Advisor Class is to provide long-term capital growth by investing primarily in stocks of small companies. The fund normally invests at least 80% of its net assets in stocks of companies that have a market capitalization that falls (i) within the range of companies in the Russell 2000 Index or (ii) below the three year average maximum market cap of companies in the index as of December 31 for the three preceding years. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund -- Advisor Class is advised by T. Rowe Price Associates.

WILSHIRE MUTUAL FUNDS, INC.

     Wilshire Mutual Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

     The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above average earnings or sales growth histories and retention of earnings. Often such companies will have above average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (extending down to $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

     The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund - Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

     The primary investment objective of the Wilshire VIT Balanced Fund - Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund - Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund - Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund - Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes to have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund - Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. New Star Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

    The investment objective of the Wilshire VIT Socially Responsible Fund - Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.   Do not produce tobacco products;

     2.   Do not produce alcoholic beverages;

     3.   Do not own and/or operate casinos or manufacture gaming devices;

     4.   Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

    Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.

THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

     Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Contracts."

     ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds - Horace Mann Shares refers to the date Wellington Management became their investment adviser.

                                                  ACCUMULATION
SUBACCOUNT                          DATE           UNIT VALUE
----------                          ----           ----------
JPMorgan U.S. Large Cap
   Core Equity Portfolio          09/05/00          $ 17.33
Fidelity VIP Growth & Income
   Portfolio SC 2                 09/05/00            16.03
Wilshire 5000 Index Portfolio
   (Investment)                   09/05/00            12.23
Fidelity VIP Index 500
   Portfolio SC 2                 09/05/00           171.04
Fidelity VIP Growth
   Portfolio SC 2                 09/05/00            53.82
AllianceBernstein Premier
   Growth Portfolio               09/05/00            41.57
Wilshire Large Company
   Growth Portfolio
   (Investment)                   09/05/00            46.36
Wilshire VIT Equity Fund -
Horace Mann Shares                11/01/89             7.11
Wilshire VIT Socially
Responsible Fund - Horace Mann
Shares                            03/10/97             9.85
Davis Value Portfolio             09/05/00            11.58
Wilshire Large Company Value
   Portfolio                      09/05/00            19.91
Dreyfus Investment Portfolio:
Mid Cap Stock Fund - Service
Shares                            06/01/04            15.91
Fidelity VIP Mid Cap
   Portfolio SC 2                 09/05/00            20.11
Rainier Small/Mid Cap Equity
   Portfolio                      09/05/00            30.39
Delaware VIP Growth
Opportunities Series              06/01/04            14.24
Lord Abbett Insurance Series
Growth/Opportunities              06/01/04            12.00
Putnam VT Vista Fund              09/05/00            25.13
Strong Mid Cap Growth Fund II     09/05/00            35.99
Ariel Appreciation Fund           05/01/01            34.63
Goldman Sachs VIT Core Small
Cap Equity Fund                   06/01/04            12.99
Strong Opportunity Fund II        09/05/00            28.55
T. Rowe Price Small-Cap Stock
   Fund -- Advisor Class          09/05/00            26.99
Neuberger Berman Genesis
   Fund -- Advisor Class          09/05/00            15.84
Wilshire VIT Small Cap Growth
Fund - Horace Mann Shares         03/10/97             9.59
Credit Suisse Small Cap Growth
Portfolio                         09/05/00            27.32
Delaware VIP Trend Series         06/01/04            28.47
Wilshire Small Company
   Growth Portfolio               09/05/00            17.80
Ariel Fund                        05/01/01            34.01
T. Rowe Price Small-Cap Value
 Fund -- Advisor Class            09/05/00            20.52
Royce Capital Fund Small-Cap
Portfolio                         06/01/04             8.10
Wilshire Small Company Value
   Portfolio                      09/05/00            12.31
Wilshire VIT International
Equity Fund - Horace Mann Shares  03/10/97             9.74
Fidelity VIP Overseas
   Portfolio SC 2                 09/05/00            23.13
Wilshire VIT Balanced Fund -
Horace Mann Shares                11/01/89             6.71
Wilshire VIT Income Fund -
Horace Mann Shares                11/01/89             7.17
Wilshire VIT Short-Term
Investment Fund - Horace Mann
Shares                            11/01/89             6.99
Fidelity VIP High Income
   Portfolio SC 2                 09/05/00             9.77
Fidelity VIP Investment Grade
   Bond Portfolio SC 2            09/05/00            11.98

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     o the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

     o plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     o minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;

     o divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

     o No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.

     o Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free) or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested. See "Other Information -- Forms Availability."

         On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     T. Rowe Price Small Cap Stock Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

         On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     T. Rowe Price Small Cap Stock Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     T. Rowe Price Small Cap Stock Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:

     Strong Mid Cap Growth Fund
     T. Rowe Price Small Cap Stock Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it reserves the right to take action to protect the other investors and/or terminating the contract.

     Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among the Subaccounts, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any variable Subaccount are subject to the Withdrawal Charges shown in the "Deductions and Expenses -- Withdrawal Charges" section.

     Withdrawal Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the premium payment is paid.

     Any request for a partial withdrawal, where the withdrawal is subject to a Withdrawal Charge, will be increased by the amount of the Withdrawal Charge. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Withdrawal Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of net premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Withdrawal Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     If you request a partial withdrawal for hardship purposes from your 403(b) Contract or from your employer's 401(k) plan using the safe harbor regulations of the IRC, you may be suspended from making contributions to all other plans of your employer for six months. You should consult with your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, you may resume making contributions.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

     WITHDRAWAL CHARGES -- Withdrawals may not be made from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for your Contract are:

   DURING CONTRACT YEAR        PERCENTAGE OF AMOUNT WITHDRAWN
   --------------------        ------------------------------
            1                                9%
            2                                8%
            3                                7%
            4                                6%
            5                                5%
            6                                4%
            7                                3%
            8                                2%
            9                                1%
        Thereafter                           0%

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, you may make a withdrawal with no Withdrawal Charge. Please see your Contract for further details.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement.

     If there have been no previous withdrawals or loans the death benefit is the greater of:

     1.   the Total Accumulation Value; or

     2.   the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:

     1.   the Total Accumulation Value; or

     2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 0, 10, 15 OR 20 YEARS -- These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

     If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

     JOINT AND SURVIVOR ANNUITY -- This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) 66?%; or 3) 100% of the Annuity Payments paid or the number of Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the Contract Owner will be paid the remaining Annuity Payments due, if any. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Contract Owner. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a) receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

     b) leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distributions," or

     c)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of net premium payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund - Horace Mann Shares, Wilshire VIT Balanced Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     o The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

     o If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and qualified plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 are sunsetted or repealed in 2011 unless extended or made permanent. A Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a qualified plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED CONTRACTS

     The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with your tax adviser for the application of these rules to your specific facts before purchasing an annuity Contract for a Qualified Plan.

     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $14,000 in 2005 ($15,000 in 2006) or 100% of income. Additional catch-up amounts, $4,000 in 2005 ($5,000 in 2006) may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if you are age 50 or older continue to increase after 2006. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover or transfer to another Section 403(b) annuity Contract or an eligible Qualified Plan. Section 403(b) annuities are subject to the required minimum distributions rules.

     SECTION 408 IRA -- Annual contributions (other than rollover contributions) to an IRA are limited to $4,000 for 2005. Additional catch-up contributions of $500 may be made if the Contract Owner is age 50 or older ($1,000 for 2006). Contribution limits to an IRA are reduced if contributions are also made to a Roth IRA. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2005, if the owner of the IRA Contract is covered by another Qualified Plan the deduction phases out when adjusted gross income ("AGI") is between $50,000 and $60,000 for single filers and between $70,000 and $80,000 for married individuals filing jointly. If the owner is not covered by a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. IRA accumulations may be eligible for a tax-free rollover or transfer to another IRA or eligible Qualified Plan. IRAs are subject to required minimum distribution rules.

     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the contract is used for a SEP IRA plan and the Contract Owner has elected to make IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $14,000 for 2005. The additional catch-up amount if the individual is age 50 or older also applies, $4,000 for 2005 ($5,000 in 2006). Employer contributions are allowed subject to additional limitations and must be coordinated with other Qualified Plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for IRAs.

     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,000 for 2005. As with IRAs, additional contributions are allowed for individuals age 50 and older, $2,000 for 2005 ($2,500 for 2006). Employer contributions are also required and are coordinated with the elective deferral limitations of other Qualified Plans. Rollover rules are similar to IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for IRAs.

     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2005 for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to an IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older of $500 for 2005 ($1,000 for 2005). Contributions to a Roth IRA are not deductible and if the Contract has been in existence for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs are not subject to the required minimum distribution rules.

     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $14,000 for 2005 ($15,000 for 2006) or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older of $4,000 for 2005 ($5,000 for 2006). A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity Contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible Qualified Plan. Section 457(b) annuity Contracts are subject to the required minimum distribution rules.

     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

     ROLLOVERS -- A rollover, direct rollover or trustee-to-trustee transfer is a tax-free transfer of a distribution from a Qualified Plan to an eligible retirement plan. Distributions that are properly rolled over or transferred are not includable in income until they are ultimately paid out of the Contract. A
Section 401 plan can be rolled over or transferred to another Section 401 plan, an IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. An IRA can be rolled over or transferred to another IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Section 403(b) tax-deferred annuity can be rolled over or transferred to an IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. In all cases the eligible Section 457 plan must separately account for amounts rolled over or transferred from other non-Section 457 plans.

     For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met. A SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over or transferred tax-free to an IRA, a qualified Section 401 plan, a Section 403(b) plan or a Section 457 plan. A Roth IRA can generally only be rolled over to another Roth IRA. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as an IRA contribution.

TAXATION OF CONTRACT BENEFITS

     Amounts contributed through salary reduction, employer contributions or deductible amounts in the case of IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2; as the result of death or disability; or as a qualified first-time homebuyer distribution.

ADDITIONAL TAXES

PREMATURE DISTRIBUTION TAX

     An additional tax (penalty tax) will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of IRAs to Roth IRAs and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life expectancy of the owner or the joint lives of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the Contract is an IRA or Roth IRA exception 4) listed above does not apply. In addition, for an IRA or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses and 3) for a qualified first-time home purchase.

     REQUIRED MINIMUM DISTRIBUTION TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans except Roth IRAs is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death.

     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for IRAs, SEPs and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed over the longer of the remaining life expectancy of the Contract Owner's designated beneficiary or the remaining life expectancy of the Contract Owner. If there is no designated beneficiary as of the date for determining a designated beneficiary, distributions shall continue over the remaining life expectancy of the Contract Owner.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the

          Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or roll over the Contract to an IRA or any other eligible retirement plan.

     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from IRAs or Roth IRAs; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a ten-year period; required minimum distributions; and hardship distributions.

     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

VOTING RIGHTS

     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

    TOPIC                                          PAGE
    -----                                          ----
    General Information and History                  2
    Underwriter                                      2
    Financial Statements                             2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

 ___ Statement of Additional Information dated May 1, 2005 for the Separate Account

Please mail the above document to:

__________________________________________________
(Name)
__________________________________________________
(Address)
__________________________________________________
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT
VARIABLE SOLUTIONS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 1, 2005

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

     This prospectus offers a Variable, non-qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio
     Large Value

         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares

         Davis Value Portfolio

Mid-Size Company Stock Funds
     Mid Blend

         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares

         Fidelity VIP Mid Cap Portfolio SC 2
     Mid Growth

         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities

         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II
     Mid Value
         Strong Opportunity Fund II

Small Company Stock Funds
     Small Blend

         Goldman Sachs VIT Core Small Cap Equity Fund

     Small Growth

         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares

         Credit Suisse Small Cap Growth Portfolio

         Delaware VIP Trend Series

     Small Value

         Royce Capital Fund Small-Cap Portfolio

International Stock Funds

         Wilshire VIT International Equity Fund - Horace Mann Shares

         Fidelity VIP Overseas Portfolio SC 2

Balanced Fund

         Wilshire VIT Balanced Fund - Horace Mann Shares

Bond Funds

         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares

         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2


     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 28 of this prospectus.

     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED
       BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.

                   The date of this prospectus is May 1, 2005.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
DEFINITIONS                                                                   3
SUMMARY                                                                       4
TABLE OF ANNUAL OPERATING EXPENSES                                            7
CONDENSED FINANCIAL INFORMATION                                               8
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE
UNDERLYING FUNDS                                                             12
     Horace Mann Life Insurance Company                                      12
     The Separate Account                                                    12
     The Underlying Funds                                                    12
THE CONTRACT                                                                 17
     Contract Owners' Rights                                                 17
     Purchasing the Contract                                                 18
     Premium Payments                                                        18
         Amount and Frequency of Premium Payments                            18
         Allocation of Premium Payments                                      18
         Accumulation Units and Accumulation Unit Value                      18
     Transactions                                                            19
         Transfers                                                           19
         Dollar Cost Averaging                                               20
         Rebalancing                                                         20
         Changes to Premium Payment Allocations                              21
         Market Timing                                                       21
         Surrender or Withdrawal Before Commencement of Annuity Period       21
         Deferment                                                           22
         Confirmations                                                       22
     Deductions and Expenses                                                 22
         Annual Maintenance Fee                                              22
         Mortality and Expense Risk Fee                                      22
         Withdrawal Charges                                                  22
         Operating Expenses of the Underlying Funds                          22
         Premium Taxes                                                       22
     Death Benefit Proceeds                                                  23
     Annuity Payments                                                        23
     Annuity Payment Options                                                 24
     Amount of Fixed and Variable Annuity Payments                           24
     Misstatement of Age or Sex                                              25
     Modification of the Contract                                            25
TAX CONSEQUENCES                                                             25
     Other Considerations                                                    25
     Separate Account                                                        25
     Contract Owners                                                         25
         Contributions                                                       25
         Distributions Under Non-Qualified Contracts                         26
         Contracts Owned by Non-Natural Persons                              26
         Exchanges                                                           26
         Distribution at Death Rules                                         26

         Premature Distribution Tax                                          26

         Withholding                                                         26
VOTING RIGHTS                                                                26
OTHER INFORMATION                                                            27
ADDITIONAL INFORMATION                                                       28


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity Contract this prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     WITHDRAWAL CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contract offered by this prospectus is designed to provide non-qualified retirement annuities.

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (a) SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio

     Large Value

         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares

         Davis Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend

         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares

         Fidelity VIP Mid Cap Portfolio SC 2

     Mid Growth

         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities

         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II(1)

     Mid Value
         Strong Opportunity Fund II(1)

SMALL COMPANY STOCK FUNDS
     Small Blend

         Goldman Sachs VIT Core Small Cap Equity Fund

     Small Growth

         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares

         Credit Suisse Small Cap Growth Portfolio(1)

         Delaware VIP Trend Series

     Small Value

         Royce Capital Fund Small-Cap Portfolio

INTERNATIONAL STOCK FUNDS

         Wilshire VIT International Equity Fund - Horace Mann Shares

         Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND

         Wilshire VIT Balanced Fund - Horace Mann Shares

BOND FUNDS

         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares

         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

 (1) On and after June 1, 2004, new Contracts may not have allocations to these Subaccounts, and existing Contracts may not begin or increase allocations to these Subaccounts or start any new transfers of money to these Subaccounts.

     (b) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses -- Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee), is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     No deduction for sales expense is charged on premium payments, but a decreasing Withdrawal Charge is assessed against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES
--------------------------------------------------------------------------------

     The following tables describe the maximum fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

Surrender Fees (as a percentage of                   9%
  amount surrendered, if applicable)

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(1)                          $  25
Separate Account Annual Expenses
  (as a percentage of average account value)
     Mortality and Expense Risk Fees              1.25%
     Account Fees and Expenses                       0%
Total Separate Account Annual Expenses            1.25%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES         MINIMUM        MAXIMUM
-----------------------------------------------         -------        -------
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated.(1) The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR            3 YEARS            5 YEARS            10 YEARS
          ------            -------            -------            --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR            3 YEARS            5 YEARS            10 YEARS
          ------            -------            -------            --------


(1) Because the Example assumes a $10,000 investment, the Example does not include the annual contract fee of $25 which is waived if the Contract value equals or exceeds $10,000.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund - Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund
- Horace Mann Shares, Income Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund - Horace Mann Shares, Wilshire VIT International Equity Fund - Horace Mann Shares and Wilshire VIT Socially Responsible Fund - Horace Mann Shares each commenced operations on March 10, 1997. The Delaware VIP Growth Opportunities Series, Lord Abbett Insurance Series Growth/Opportunities, Delaware VIP Trend Series, Goldman Sachs VIT Core Small Cap Equity Fund, Royce Capital Fund Small-Cap Portfolio and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

                                                                                                                # ACCUMULATION
                                                                         ACCUMULATION        ACCUMULATION           UNITS
                                                                          UNIT VALUE          UNIT VALUE          OUTSTANDING
                                                            YEAR         BEGINNING OF           END OF              END OF
SUBACCOUNT                                                 ENDED            PERIOD              PERIOD              PERIOD
----------                                                 -----            ------              ------              ------

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO             12/31/04       $   12.22         $    13.22            1,143,649

                                                          12/31/03            9.65              12.22              915,270
                                                          12/31/02           12.97               9.65              690,067
                                                          12/31/01           14.90              12.97              431,258
                                                          12/31/00           17.33*             14.90              123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2               12/31/04       $   13.69         $    14.27              757,537

                                                          12/31/03           11.23              13.69              535,029
                                                          12/31/02           13.67              11.23              357,213
                                                          12/31/01           15.20              13.67              230,640
                                                          12/31/00           16.03*             15.20               53,980

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                     12/31/04       $  124.84         $   136.05              277,917

                                                          12/31/03           98.66             124.84              211,435
                                                          12/31/02          128.86              98.66              151,544
                                                          12/31/01          148.95             128.86               93,943
                                                          12/31/00          171.04*            148.95               32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                        12/31/04       $   31.79         $    32.38              974,205

                                                          12/31/03           24.28              31.79              771,644
                                                          12/31/02           35.28              24.28              595,943
                                                          12/31/01           43.48              35.28              404,152
                                                          12/31/00           53.82*             43.48              161,937

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO                12/31/04       $   21.59         $    23.11              818,599

                                                          12/31/03           17.71              21.59              676,885
                                                          12/31/02           25.94              17.71              522,390
                                                          12/31/01           31.81              25.94              357,364
                                                          12/31/00           41.57*             31.81              130,232

WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES             12/31/04       $   19.76         $    21.51           14,024,912

                                                          12/31/03           15.68              19.76           15,075,890
                                                          12/31/02           19.70              15.68           15,849,770
                                                          12/31/01           20.82              19.70           17,361,722
                                                          12/31/00           22.10              20.82           18,713,068
                                                          12/31/99           22.97              22.10           23,693,305
                                                          12/31/98           21.62              22.97           24,141,182
                                                          12/31/97           17.74              21.62           21,736,131
                                                          12/31/96           14.33              17.74           18,086,814
                                                          12/31/95           10.88              14.33           14,363,155
                                                          12/31/94           11.03              10.88           12,072,982

                                                                                                                # ACCUMULATION
                                                                         ACCUMULATION        ACCUMULATION           UNITS
                                                                          UNIT VALUE          UNIT VALUE          OUTSTANDING
                                                            YEAR         BEGINNING OF           END OF              END OF
SUBACCOUNT                                                 ENDED            PERIOD              PERIOD              PERIOD
----------                                                 -----            ------              ------              ------

WILSHIRE  VIT SOCIALLY  RESPONSIBLE  FUND -
HORACE MANN SHARES                                        12/31/04       $   14.85         $    16.61            4,612,921

                                                          12/31/03           11.70              14.85            4,740,058
                                                          12/31/02           13.70              11.70            4,803,270
                                                          12/31/01           14.96              13.70            4,970,814
                                                          12/31/00           13.92              14.96            4,767,452
                                                          12/31/99           13.00              13.92            3,893,389
                                                          12/31/98           12.00              13.00            2,430,089
                                                          12/31/97            9.85              12.00              698,226

DAVIS VALUE PORTFOLIO                                     12/31/04       $   10.40         $    11.54              612,231

                                                          12/31/03            8.11              10.40              486,125
                                                          12/31/02            9.80               8.11              384,920
                                                          12/31/01           11.08               9.80              333,527
                                                          12/31/00           11.58*             11.08              134,363

DREYFUS INVESTMENT PORTFOLIO: MID CAP STOCK FUND -
SERVICE SHARES                                            12/31/04       $   15.91*        $    17.90                9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                       12/31/04       $   23.43         $    28.85              954,231

                                                          12/31/03           17.16              23.43              798,274
                                                          12/31/02           19.31              17.16              674,016
                                                          12/31/01           20.25              19.31              551,984
                                                          12/31/00           20.11*             20.25              231,555

DELAWARE VIP GROWTH OPPORTUNITIES SERIES                  12/31/04       $   14.24*        $    15.70               11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES         12/31/04       $   12.00*        $    13.21               22,415

PUTNAM VT VISTA FUND (IB SHARES)                          12/31/04       $   11.56         $    13.54              447,976

                                                          12/31/03            8.79              11.56              431,300
                                                          12/31/02           12.82               8.79              375,227
                                                          12/31/01           19.52              12.82              326,406
                                                          12/31/00           25.13*             19.52              146,933

STRONG MID CAP GROWTH FUND II                             12/31/04       $   14.40         $    16.95              479,241

                                                          12/31/03           10.86              14.40              443,966
                                                          12/31/02           17.61              10.86              371,269
                                                          12/31/01           25.76              17.61              279,260
                                                          12/31/00           35.99*             25.76              131,868

STRONG OPPORTUNITY FUND II                                12/31/04       $   25.67         $    29.98              317,641

                                                          12/31/03           18.96              25.67              298,172
                                                          12/31/02           26.24              18.96              254,365
                                                          12/31/01           27.60              26.24              169,801
                                                          12/31/00           28.55*             27.60               47,165

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND              12/31/04       $   12.99*        $    15.00               17,423

WILSHIRE VIT SMALL CAP GROWTH FUND - HORACE MANN SHARES   12/31/04       $   11.52         $    11.88            4,302,146

                                                          12/31/03            7.33              11.52            4,507,783
                                                          12/31/02           12.16               7.33            4,361,425
                                                          12/31/01           17.54              12.16            4,399,005
                                                          12/31/00           19.92              17.54            4,284,826
                                                          12/31/99           11.61              19.92            2,619,220

                                                                                                                # ACCUMULATION
                                                                         ACCUMULATION        ACCUMULATION           UNITS
                                                                          UNIT VALUE          UNIT VALUE          OUTSTANDING
                                                            YEAR         BEGINNING OF           END OF              END OF
SUBACCOUNT                                                 ENDED            PERIOD              PERIOD              PERIOD
----------                                                 -----            ------              ------              ------
                                                          12/31/98           11.10              11.61            2,103,641
                                                          12/31/97            9.59              11.10            1,284,537

CREDIT SUISSE SMALL CAP GROWTH PORTFOLIO                  12/31/04       $   17.03         $    18.65              248,475

                                                          12/31/03           11.61              17.03              236,965
                                                          12/31/02           17.73              11.61              207,449
                                                          12/31/01           21.37              17.73              165,082
                                                          12/31/00           27.32*             21.37               76,760

DELAWARE VIP TREND SERIES                                 12/31/04       $   28.47*        $    30.27                2,275

WILSHIRE VIT INTERNATIONAL EQUITY FUND - HORACE MANN
SHARES                                                    12/31/04       $   10.68         $    11.67            3,099,530

                                                          12/31/03            8.16              10.68            3,072,915
                                                          12/31/02           10.47               8.16            2,970,500
                                                          12/31/01           14.39              10.47            2,935,800
                                                          12/31/00           17.67              14.39            2,650,938
                                                          12/31/99           11.72              17.67            1,187,606
                                                          12/31/98            9.98              11.72              696,337
                                                          12/31/97            9.74               9.98              464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                      12/31/04       $   17.21         $    19.27              643,917

                                                          12/31/03           12.18              17.21              430,503
                                                          12/31/02           15.50              12.18              308,350
                                                          12/31/01           19.91              15.50              209,742
                                                          12/31/00           23.13*             19.91               70,810

WILSHIRE VIT BALANCED FUND - HORACE MANN SHARES           12/31/04       $   18.59         $    19.86           13,172,538

                                                          12/31/03           15.74              18.59           14,094,671
                                                          12/31/02           17.39              15.74           14,804,752
                                                          12/31/01           17.36              17.39           16,254,478
                                                          12/31/00           17.41              17.36           17,553,416
                                                          12/31/99           17.83              17.41           22,621,955
                                                          12/31/98           16.78              17.83           23,286,358
                                                          12/31/97           14.28              16.78           22,095,620
                                                          12/31/96           12.22              14.28           20,098,949
                                                          12/31/95            9.75              12.22           17,804,536
                                                          12/31/94            9.97               9.75           15,666,817

WILSHIRE VIT INCOME FUND - HORACE MANN SHARES             12/31/04       $   16.30         $    16.89            1,300,042

                                                          12/31/03           15.39              16.30            1,210,705
                                                          12/31/02           14.29              15.39            1,187,910
                                                          12/31/01           13.27              14.29              936,292
                                                          12/31/00           12.34              13.27              827,539
                                                          12/31/99           12.70              12.34            1,034,296
                                                          12/31/98           11.90              12.70            1,060,399
                                                          12/31/97           11.02              11.90              784,296
                                                          12/31/96           10.78              11.02              942,068
                                                          12/31/95            9.49              10.78              938,069
                                                          12/31/94            9.85               9.49              945,569

WILSHIRE VIT SHORT-TERM INVESTMENT FUND - HORACE MANN
SHARES                                                    12/31/04       $   10.86         $    10.85              270,993

                                                          12/31/03           10.88              10.86              427,380
                                                          12/31/02           10.83              10.88              367,360

                                                                                                                # ACCUMULATION
                                                                         ACCUMULATION        ACCUMULATION           UNITS
                                                                          UNIT VALUE          UNIT VALUE          OUTSTANDING
                                                            YEAR         BEGINNING OF           END OF              END OF
SUBACCOUNT                                                 ENDED            PERIOD              PERIOD              PERIOD
----------                                                 -----            ------              ------              ------
                                                          12/31/01           10.42              10.83              237,129
                                                          12/31/00            9.97              10.42              205,055
                                                          12/31/99            9.64               9.97              132,903
                                                          12/31/98            9.30               9.64              120,651
                                                          12/31/97            8.97               9.30              122,530
                                                          12/31/96            8.65               8.97              125,251
                                                          12/31/95            8.34               8.65              110,931
                                                          12/31/94            8.13               8.34              125,199

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                   12/31/04       $    9.06         $     9.79              256,027

                                                          12/31/03            7.23               9.06              177,129
                                                          12/31/02            7.09               7.23               90,168
                                                          12/31/01            8.15               7.09               57,319
                                                          12/31/00            9.77*              8.15               32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2         12/31/04       $   15.10         $    15.54              975,233

                                                          12/31/03           14.56              15.10              921,950
                                                          12/31/02           13.39              14.56              677,140
                                                          12/31/01           12.54              13.39              283,612
                                                          12/31/00           11.98*             12.54               24,851


* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 19.

     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

ALLIANCE

     The AllianceBernstein Premier Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Premier Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

CREDIT SUISSE

     The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2003, the market capitalization of the companies in the Russell 2000 Index ranged from $42 million to $2.02 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Trust Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.

DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities of companies with market capitalizations of at least $10 billion that the adviser believes to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace, and have the fundamental characteristics to support continued growth. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, studies demographic changes, follows consumer trends and limits its stock search to companies it believes have products or services that can capitalize on changes in the marketplace. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly owned subsidiary of Delaware Management Holdings, Inc.

DREYFUS

     The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests at least 80 percent of its assets in midcap stocks. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares' stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares is advised by Dreyfus.

FIDELITY INVESTMENTS

     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Index 500 Portfolio Service Class 2 shares is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P
500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

GOLDMAN SACHS

     The investment objective of the Goldman Sachs VIT Core Small Cap Equity Fund is the long-term growth of capital. The Core portfolio is managed to have similar risk, capitalization, industry exposure and style characteristics to its benchmark, the Russell 2000, while seeking to add incremental return through better stock selection. The Small Cap Equity Fund uses a broad diversification across the U.S. small-cap stock universe with an advantage of quantitative and qualitative management techniques. The Goldman Sachs VIT Core Small Cap Equity Fund is advised by Goldman Sachs Asset Management, L.P.

JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation by investing primarily in the stocks of mid-sized U.S. and multinational companies, from which the fund managers expect above-average earnings growth. The fund focuses on mid-sized companies, which historically, have offered better growth prospects than large-cap stocks, are potentially less volatile than a portfolio of small-cap stocks and seeks up-and-coming companies with solid business fundamentals that have the potential to be tomorrow's industry leaders. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

STRONG

     The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value" -- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

     The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The fund invests substantially in the technology sector. The fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity or to enhance the fund's return). The fund may utilize an active trading approach. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or a reduction in earnings) or to take advantage of a better investment opportunity. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund - Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to September 1, 2000.

     The primary investment objective of the Wilshire VIT Balanced Fund - Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund - Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund - Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund - Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Small Cap Growth Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund - Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. New Star Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund - Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks and debt securities convertible into common stocks) of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.  Do not produce tobacco products;

     2.  Do not produce alcoholic beverages;

     3.  Do not own and/or operate casinos or manufacture gaming devices;

     4.  Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

     Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

     ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds - Horace Mann Shares refers to the date Wellington Management became their investment adviser.
                                                 ACCUMULATION
SUBACCOUNT                                                DATE      UNIT VALUE

JPMorgan U.S. Large Cap Core Equity Portfolio           09/05/00       $17.33
Fidelity VIP Growth & Income Portfolio SC 2             09/05/00        16.03
Fidelity VIP Index 500 Portfolio SC 2                   09/05/00       171.04
Fidelity VIP Growth Portfolio SC 2                      09/05/00        53.82
AllianceBernstein Premier Growth Portfolio              09/05/00        41.57
Wilshire VIT Equity Fund - Horace Mann Shares           11/01/89         7.11
Wilshire VIT Socially Responsible Fund -
Horace Mann Shares                                      03/10/97         9.85
Davis Value Portfolio                                   09/05/00        11.58
Dreyfus Investment Portfolio: Mid Cap Stock Fund -
Service Shares                                          06/01/04        15.91
Fidelity VIP Mid Cap Portfolio SC 2                     09/05/00        20.11
Delaware VIP Growth Opportunities Series                06/01/04        14.24
Lord Abbett Insurance Series
Growth/Opportunities                                    06/01/04        12.00
Putnam VT Vista Fund                                    09/05/00        25.13
Strong Mid Cap Growth Fund II                           09/05/00        35.99
Strong Opportunity Fund II                              09/05/00        28.55
Goldman Sachs VIT Core Small Cap Equity Fund            06/01/04        12.99
Wilshire VIT Small Cap Growth Fund - Horace Mann Shares 03/10/97         9.59
Credit Suisse Small Cap Growth Portfolio                09/05/00        27.32
Delaware VIP Trend Series                               06/01/04        28.47
Royce Capital Fund Small-Cap Portfolio                  06/01/04         8.10
Wilshire VIT International Equity Fund - Horace
Mann Shares                                             03/10/97         9.74
Fidelity VIP Overseas Portfolio SC 2                    09/05/00        23.13
Wilshire VIT Balanced Fund - Horace Mann Shares         11/01/89         6.71
Wilshire VIT Income Fund - Horace Mann Shares           11/01/89         7.17
Wilshire VIT Short-Term Investment Fund - Horace
Mann Shares                                             11/01/89         6.99
Fidelity VIP High Income Portfolio SC 2                 09/05/00         9.77
Fidelity VIP Investment Grade Bond Portfolio SC 2       09/05/00        11.98


     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     o the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     o plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     o minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;
     o divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

     o No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     o Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio

     CHANGES TO PREMIUM PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:

     Strong Mid Cap Growth Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio

     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it reserves the right to take action to protect the other investors.

     Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among the Subaccounts, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations and/or terminating the contract.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- If not restricted by the IRC, a Contract Owner may surrender the contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Variable Subaccount are subject to the Withdrawal Charges shown in "Deductions and Expenses -- Withdrawal Charges."

     Withdrawal Charges are applied to the withdrawals based on the effective date of the contract and not on the date the premium payment is paid.

     Any request for partial withdrawal, where the withdrawal is subject to a Withdrawal Charge, will be increased by the amount of the Withdrawal Charge. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Withdrawal Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of net premium payment(s) to a Subaccount during the lifetime of the contract. For example, if a Contract Owner's Subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Withdrawal Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

     WITHDRAWAL CHARGES -- If not restricted by the IRC, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for your Contract are:

   DURING CONTRACT YEAR       PERCENTAGE OF AMOUNT WITHDRAWN
   --------------------       ------------------------------
            1                               9%
            2                               8%
            3                               7%
            4                               6%
            5                               5%
            6                               4%
            7                               3%
            8                               2%
            9                               1%
        Thereafter                          0%

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, you may make a withdrawal with no Withdrawal Charge. Please see your Contract for further details.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement.

     If there have been no previous withdrawals or loans the death benefit is the greater of:

     1.   the Total Accumulation Value; or

     2.   the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:

     1.   the Total Accumulation Value; or

     2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 0, 10, 15 OR 20 YEARS -- These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

     If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

     JOINT AND SURVIVOR ANNUITY -- This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) 66?%; or 3) 100% of the Annuity Payments paid or the number of Variable Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the Contract Owner will be paid the remaining Annuity Payments due, if any. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Contract Owner. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a) receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

     b)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of net premium payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund - Horace Mann Shares, Wilshire VIT Balanced Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

o The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

o If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts are extremely complex and often difficult to comprehend. The discussion does not address special rules, prior tax laws or state or local tax laws. A Contract Owner or a prospective Contract Owner considering purchase of an annuity contract should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

     CONTRIBUTIONS -- No limitations are imposed on the amount of contributions made to a non-qualified Contract.

     DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS -- Contract Owners of non-qualified Contracts who are natural persons are not subject to federal income tax on earnings until Annuity Payments are received under the Contract. Contract Owners of non-qualified Contracts are not subject to the required minimum distribution rules under the IRC.

     A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax under the rules of
Section 72 of the IRC. If the distribution is a full or partial surrender, the amount of the distribution will be treated as gross income to the extent the cash value of the Contract (determined without regard to any Withdrawal Charge in the case of a partial withdrawal) immediately before the distribution exceeds the investment in the Contract. The investment in the Contract is the total of all premium payments paid under a Contract less any previous distributions that were excluded from the Contract Owner's income. Any taxable portion is taxed at ordinary income rates. This is known as the 'interest-first' rule.

     For Contracts issued before August 14, 1982 distributions are taxed differently. If the Contract contains only premium payments and related earnings made before August 14, 1982, distributions are taxed under the cost recovery rule. The cost recovery rule provides that distributions are tax-free until they exceed the investment in the Contract. If a Contract issued before August 14, 1982 has premium payments and related earnings from both before and after August 14, 1982, the distributions are allocable in the following order: first from the investment made before August 14, 1982; second from earnings allocable to the investment made before August 14, 1982; third from earnings allocable to the investment made after August 13, 1982 and finally from the investment made after August 13, 1982.

     If distributions are made pursuant to an Annuity Payment option, that portion of each Annuity Payment which represents the Contract Owner's investment in the Contract is excluded from income. The determination of the portion that represents the investment in the Contract is made using the exclusion ratio rules under Section 72 of the IRC. The exclusion ratio is the ratio that the total investment in the Contract bears to the total amount expected to be received under the Contract. For Contracts with annuity starting dates after December 31, 1986 the exclusion ratio will apply until the investment in the Contract has been fully recovered. Once the investment in the Contract has been recovered the entire amount of each subsequent Annuity Payment is fully taxable. For Contracts with annuity starting dates before December 31, 1986 the exclusion ratio applies to all payments.

     CONTRACTS OWNED BY NON-NATURAL PERSONS -- Generally, if the Contract is owned by a non-natural person (for example, a corporation), the income on the Contract is includable in taxable income each year. In addition, the distribution rules discussed below will be applicable upon the death of or a change in the primary Annuitant. There are exceptions to these rules including Contracts held by certain retirement plans, estates of a decedent and certain trusts treated as individuals.

     EXCHANGES -- The accumulated value of the Contract may be eligible for a tax-free exchange under Section 1035 of the IRC. A replacement Contract obtained in a tax-free exchange will maintain the same relationship of investments in the Contract and allocable earnings as the replaced Contract for purposes of determining the amount of a distribution includable in income. However, a Contract issued before January 18, 1985 and not previously subject to the distribution at death rules (below) will generally be subject to such rules after an exchange.

     DISTRIBUTION AT DEATH RULES -- In order to be treated as an annuity contract, a Contract must meet the following two distributions rules.

     1. If the Contract Owner dies on or after the Annuity Date and has designated a beneficiary, any remaining balance must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

     2. If the Contract Owner dies before the Annuity Date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse is treated as the owner.

     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will generally apply to distributions made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. CertaIN distributions are exempt from this penalty tax and include payments (i) made as the result of the Contract Owner's death or disability,
(ii) that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and beneficiary and (iii) that are attributable to the investment in the Contract before August 14, 1982 (and related earnings on that investment).

     WITHHOLDING -- Distributions that are includable in income are subject to withholding of federal income tax unless the Contract Owner can validly elect not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld.

     State and/or local tax withholding may also apply.

VOTING RIGHTS

     Each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                                PAGE
------                                               ----
General Information and History                       2
Underwriter                                           2
Financial Statements                                  2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

Statement of Additional Information dated May 1, 2005 for the Separate Account


Please mail the above document to:



--------------------------------------------------
(Name)

--------------------------------------------------
(Address)

--------------------------------------------------
(City/State/Zip)

PROSPECTUS

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 1, 2005

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
SINGLE PREMIUM CONTRACTS FOR INDIVIDUALS
FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS

     This prospectus offers Variable, qualified annuity Contracts to individuals. These Contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium Contracts or were issued as single premium Contracts. These Contracts are no longer issued by HMLIC as single premium Contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended ("IRC"). Amounts transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Wilshire 5000 Index Portfolio(1)
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio
         Wilshire Large Company Growth Portfolio(1)
     Large Value

         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares

         Davis Value Portfolio
         Wilshire Large Company Value Portfolio
Mid-Size Company Stock Funds
     Mid Blend

         Dreyfus Investment Portfolio: Mid Cap Stock
            Fund -- Service Shares

         Fidelity VIP Mid Cap Portfolio SC 2
         Rainier Small/Mid Cap Equity Portfolio
     Mid Growth

         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities

         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II
     Mid Value
         Ariel Appreciation Fund
         Strong Opportunity Fund II
Small Company Stock Funds
     Small Blend

         Goldman Sachs VIT Core Small Cap Equity Fund

         T. Rowe Price Small-Cap Stock Fund -- Advisor Class
         Neuberger Berman Genesis Fund -- Advisor Class
     Small Growth

         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares
         Delaware VIP Trend Series

         Wilshire Small Company Growth Portfolio
     Small Value
         Ariel Fund

         Royce Capital Fund Small-Cap Portfolio

         T. Rowe Price Small-Cap Value Fund -- Advisor Class
         Wilshire Small Company Value Portfolio
International Stock Funds

         Wilshire VIT International Equity Fund - Horace Mann Shares

         Fidelity VIP Overseas Portfolio SC 2
Balanced Fund

         Wilshire VIT Balanced Fund - Horace Mann Shares

Bond Funds

         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares

         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2



(1) For Contracts issued prior to September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 54 of this prospectus.

     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

                   THE SECURITIES AND EXCHANGE COMMISSION HAS
             NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
                      UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
            GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS
     OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING
                THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                   The date of this prospectus is May 1, 2005.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
DEFINITIONS                                                                   4
SUMMARY                                                                       6
TABLE OF ANNUAL OPERATING EXPENSES                                            9
CONDENSED FINANCIAL INFORMATION                                              13
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND
  THE UNDERLYING FUNDS                                                       18
     Horace Mann Life Insurance Company                                      18
     The Separate Account                                                    18
     The Underlying Funds                                                    18
THE CONTRACTS                                                                26
     Contract Owners' Rights                                                 26
     Purchasing the Contract                                                 26
     Purchase Payments                                                       27
         Amount and Frequency of Purchase Payments                           27
         Allocation of Purchase Payments                                     27
         Accumulation Units and Accumulation Unit Value                      27
     Transactions                                                            28
         Transfers                                                           28
         Dollar Cost Averaging                                               28
         Rebalancing                                                         29
         Changes to Purchase Payment Allocations                             30
         Market Timing                                                       30
         Surrender or Withdrawal Before Commencement of Annuity Period       31
         Deferment                                                           31
         Confirmations                                                       31
     Deductions and Expenses                                                 32
         Annual Maintenance Charge                                           32
         Mortality and Expense Risk Fee                                      32
         Surrender Charges                                                   32
         Operating Expenses of the Underlying Funds                          32
         Premium Taxes                                                       32
     Death Benefit Proceeds                                                  32
     Annuity Payments                                                        32
     Annuity Payment Options                                                 33
     Amount of Fixed and Variable Annuity Payments                           34
     Misstatement of Age                                                     35
     Modification of the Contract                                            35
INDIVIDUAL PRODUCT INFORMATION                                               36
TAX CONSEQUENCES                                                             47
     Other Considerations                                                    47
     Separate Account                                                        47
     Contract Owners                                                         47
         Contribution Limitations and General Requirements Applicable
           to Qualified Contracts                                            47
     Taxation of Contract Benefits                                           48

     Additional Taxes                                                        49

VOTING RIGHTS                                                                50
OTHER INFORMATION                                                            50
ADDITIONAL INFORMATION                                                       51


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The recipient of Income Payments.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the Annuity Period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

     ANNUITY PERIOD: The period during which Income Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: This prospectus offers Variable annuity Contracts to individuals as flexible premium Contracts. The term "Contract" in this prospectus generally will be used to describe Contracts issued to individuals.

     CONTRACT OWNER: The individual to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MATURITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

     In addition, Qualified Plans often place certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2.
See "The Contract -- Required Minimum Distribution."

     MUTUAL FUND(S): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

     NET PURCHASE PAYMENT: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after any applicable charges.

     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC
Section 408A Roth IRA; IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SCHEDULED UPDATE: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: The Valuation Date ends at 3:00 p.m. Central time or the close of the New York Stock Exchange ("NYSE") if earlier. No valuations are made for any day that the NYSE is closed.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time annuity Income Payments begin.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contract(s). This prospectus is intended to serve as a disclosure document for the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT"?

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity, but may no longer purchase the single premium annuity. The Contracts offered by this prospectus are Qualified Plans.

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in no more than 24 Subaccounts at any one time.

    (A)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:


LARGE COMPANY STOCK FUNDS
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Wilshire 5000 Index Portfolio(1)
         Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio
         Wilshire Large Company Growth Portfolio(1)

     Large Value

         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares

         Davis Value Portfolio
         Wilshire Large Company Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend

         Dreyfus Investment Portfolio: Mid Cap Stock
            Funds -- Service Shares(

         Fidelity VIP Mid Cap Portfolio SC 2
         Rainier Small/Mid Cap Equity Portfolio

     Mid Growth
         Delaware VIP Growth Opportunities Series

         Lord Abbett Insurance Series Growth/Opportunities
         Putnam VT Vista Fund (IB Shares)

         Strong Mid Cap Growth Fund II(3)

     Mid Value
         Ariel Appreciation Fund(2)
         Strong Opportunity Fund II(3)

SMALL COMPANY STOCK FUNDS
     Small Blend

         Goldman Sachs VIT Core Small Cap Equity Fund

         T. Rowe Price Small-Cap Stock Fund -- Advisor
            Class(3)
         Neuberger Berman Genesis Fund -- Advisor Class

     Small Growth

         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares
         Delaware VIP Trend Series

         Wilshire Small Company Growth Portfolio

     Small Value
         Ariel Fund(2)

         Royce Capital Fund Small-Cap Portfolio

         T. Rowe Price Small-Cap Value Fund -- Advisor
         Wilshire Small Company Value Portfolio

INTERNATIONAL STOCK FUNDS

         Wilshire VIT International Equity Fund - Horace Mann Shares

         Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND

         Wilshire VIT Balanced Fund - Horace Mann Shares

BOND FUNDS

         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares

         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

(1) For Contracts issued prior to September 5, 2000, the Subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)  This Fund is not available as an investment option for a 457(b) Contract.

(3) On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts or START ANY NEW TRANSFERS OF MONEY to the following Subaccounts:

          Strong Mid Cap Growth Fund
          T. Rowe Price Small Cap Stock Fund
          Strong Opportunity Fund
          Credit Suisse Small Cap Growth Portfolio
          T. Rowe Price Small Cap Value Fund

     (B) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Maturity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?

     Unless restricted by the Internal Revenue Coe of 1986 as amended ("IRC"), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges."

WHAT ARE THE CHARGES OR DEDUCTIONS?

     Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee) is deducted from the Separate Account. This fee is computed on a daily basis. See the "Individual Product Information" section for the mortality and expense risk fee of your product.

     A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions does not have an annual maintenance fee. See the "Individual Product Information" section for the annual maintenance fee of your product.

     No deduction for sales expense is charged on purchase payments, but a decreasing Surrender Charge is assessed against certain withdrawals and surrenders. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 15 to 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Maturity Date set by the terms of your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Income
Payments:

     Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES
--------------------------------------------------------------------------------

     The following tables describe the maximum fees and expenses that you may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract you own, look in the bottom left hand corner of your Contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a Contract, ask your registered representative which Contract you are purchasing.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

                                                                                                        VARIABLE        VARIABLE
                                        ANNUITY         ANNUITY         ANNUITY           NEW          RETIREMENT      RETIREMENT
                                      ALTERNATIVES   ALTERNATIVES 2  ALTERNATIVES 2    SOLUTIONS        ANNUITY          ANNUITY
                                      ------------   --------------  --------------    ---------        -------          -------
                                      (IC-408000)     (IC-437000)     (IC-438000)     (IC-441000)     (IC-417000)      (IC-418000)
Surrender Fees (as a percentage of
   amount surrendered,
   if applicable)                          8%              8%              8%              8%              5%              5%

                                        MAXIMUM         MAXIMUM         MAXIMUM         MAXIMUM         MAXIMUM          MAXIMUM
                                       SOLUTIONS       SOLUTIONS       SOLUTIONS       SOLUTIONS       SOLUTIONS        SOLUTIONS

                                       ---------       ---------       ---------       ---------       ---------        ---------
                                      (IC-426000)     (IC-427000)     (IC-428000)     (IC-429000)     (IC-430000)      (IC-431000)
Surrender Fees (as a percentage of
   amount surrendered, if
   applicable)                             7%              6%              6%              7%              6%              6%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

                                                                                                        VARIABLE        VARIABLE
                                        ANNUITY         ANNUITY         ANNUITY           NEW          RETIREMENT      RETIREMENT
                                      ALTERNATIVES   ALTERNATIVES 2  ALTERNATIVES 2    SOLUTIONS        ANNUITY          ANNUITY
                                      (IC-408000)     (IC-437000)     (IC-438000)     (IC-441000)     (IC-417000)      (IC-418000)
                                      -----------     -----------     -----------     -----------     -----------      -----------
Annual Contract Fee(1)                    $ 25             $ 25            $ 25            $ 25           $ 25              $ 25
Separate Account Annual Expenses
   (as a percentage of average
    account value)
      Mortality and Expense Risk
Fees                                      1.25%            1.25%           1.25%           1.25%           1.25%            1.25%
      Account Fees and Expenses              0%               0%              0%              0%              0%               0%
Total Separate Account
   Annual Expenses                        1.25%            1.25%           1.25%           1.25%           1.25%            1.25%

                                        MAXIMUM         MAXIMUM         MAXIMUM         MAXIMUM         MAXIMUM           MAXIMUM
                                       SOLUTIONS       SOLUTIONS       SOLUTIONS       SOLUTIONS       SOLUTIONS         SOLUTIONS
                                      (IC-426000)     (IC-427000)     (IC-428000)     (IC-429000)     (IC-430000)       (IC-431000)

                                      -----------     -----------     -----------     -----------     -----------       -----------
Annual Contract Fee(1)                   $  0             $  0            $  0             $ 0            $ 0               $ 0
Separate Account Annual Expenses
   (as a percentage of average
   account value)
      Mortality and Expense Risk
Fees                                       0.95%           0.95%           0.95%           0.95%           0.95%            0.95%
      Account Fees and Expenses               0%              0%              0%              0%              0%               0%
Total Separate Account
   Annual Expenses                         0.95%           0.95%           0.95%           0.95%           0.95%            0.95%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES               MINIMUM    MAXIMUM
-----------------------------------------------               -------    -------
 (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service
 (12b-1) fees and other expenses)

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated.(1) The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        ANNUITY ALTERNATIVES (IC-408000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


                ANNUITY ALTERNATIVES 2 (IC-437000 AND IC-438000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


                            NEW SOLUTIONS (IC-441000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


              VARIABLE RETIREMENT ANNUITY (IC-417000 AND IC-418000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------

                          MAXIMUM SOLUTIONS (IC-426000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


                          MAXIMUM SOLUTIONS (IC-429000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


                   MAXIMUM SOLUTIONS (IC-427000 AND IC-428000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


                   MAXIMUM SOLUTIONS (IC-430000 AND IC-431000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR              3 YEARS           5 YEARS           10 YEARS
          ------              -------           -------           --------


(1) Because the Example assumes a $10,000 investment, the Example does not include the annual contract fee of $25 which is waived if the Contract value equals or exceeds $10,000.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund - Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Income Fund - Horace Mann Shares, Balanced Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund - Horace Mann Shares, Wilshire VIT International Equity Fund - Horace Mann Shares and Wilshire VIT Socially Responsible Fund - Horace Mann Shares each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Insurance Series Growth/Opportunities, Goldman Sachs VIT Core Small Cap Equity Fund, Delaware VIP Trend Series and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

                                                                       ACCUMULATION    ACCUMULATION   #ACCUMULATION UNITS
                                                                        UNIT VALUE      UNIT VALUE       OUTSTANDING
                                                            YEAR       BEGINNING OF       END OF            END OF
SUBACCOUNT                                                  ENDED         PERIOD          PERIOD            PERIOD
----------                                                  -----         ------          ------            ------

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO             12/31/04     $   12.22        $   13.22         1,143,649

                                                          12/31/03          9.65            12.22           915,270
                                                          12/31/02         12.97             9.65           690,067
                                                          12/31/01         14.90            12.97           431,258
                                                          12/31/00         17.33*           14.90           123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2               12/31/04     $   13.69        $   14.27           757,537

                                                          12/31/03         11.23            13.69           535,029
                                                          12/31/02         13.67            11.23           357,213
                                                          12/31/01         15.20            13.67           230,640
                                                          12/31/00         16.03*           15.20            53,980

WILSHIRE 5000 INDEX PORTFOLIO - INSTITUTIONAL CLASS       12/31/04     $    9.19        $   10.12         1,924,243

                                                          12/31/03          7.15             9.19         1,873,756
                                                          12/31/02          9.18             7.15         1,773,671
                                                          12/31/01         10.47             9.18         1,735,539
                                                          12/31/00         11.19*           10.47         1,419,973

WILSHIRE 5000 INDEX PORTFOLIO - INVESTMENT CLASS          12/31/04     $    9.05        $    9.94           787,993

                                                          12/31/03          7.07             9.05           541,013
                                                          12/31/02          9.08             7.07           365,881
                                                          12/31/01         10.38             9.08           213,861
                                                          12/31/00         12.23*           10.38            40,024

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                     12/31/04     $  124.84        $  136.05           277,917

                                                          12/31/03         98.66           124.84           211,435
                                                          12/31/02        128.86            98.66           151,544
                                                          12/31/01        148.95           128.86            93,943
                                                          12/31/00        171.04*          148.95            32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                        12/31/04     $   31.79        $   32.38           974,205

                                                          12/31/03         24.28            31.79           771,644
                                                          12/31/02         35.28            24.28           595,943
                                                          12/31/01         43.48            35.28           404,152
                                                          12/31/00         53.82*           43.48           161,937

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO                12/31/04     $   21.59        $   23.11           818,599

                                                          12/31/03         17.71            21.59           676,885
                                                          12/31/02         25.94            17.71           522,390
                                                          12/31/01         31.81            25.94           357,364
                                                          12/31/00         41.57*           31.81           130,232

                                                                       ACCUMULATION    ACCUMULATION   #ACCUMULATION UNITS
                                                                        UNIT VALUE      UNIT VALUE       OUTSTANDING
                                                            YEAR       BEGINNING OF       END OF            END OF
SUBACCOUNT                                                  ENDED         PERIOD          PERIOD            PERIOD
----------                                                  -----         ------          ------            ------

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO -
INSTITUTIONAL CLASS                                       12/31/04     $   29.59        $   31.30           680,361

                                                          12/31/03         23.62            29.59           652,842
                                                          12/31/02         30.49            23.62           598,775
                                                          12/31/01         36.90            30.49           587,742
                                                          12/31/00         41.22*           36.90           451,094


WILSHIRE LARGE COMPANY GROWTH PORTFOLIO - INVESTMENT
CLASS                                                     12/31/04     $   29.13        $   30.72           324,321

                                                          12/31/03         23.32            29.13           228,018
                                                          12/31/02         30.18            23.32           160,285
                                                          12/31/01         36.63            30.18            99,528
                                                          12/31/00         46.36*           36.63            16,962

WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES             12/31/04     $   19.76        $   21.51        14,024,912

                                                          12/31/03         15.68            19.76        15,075,890
                                                          12/31/02         19.70            15.68        15,849,770
                                                          12/31/01         20.82            19.70        17,361,722
                                                          12/31/00         22.10            20.82        18,713,068
                                                          12/31/99         22.97            22.10        23,693,305
                                                          12/31/98         21.62            22.97        24,141,182
                                                          12/31/97         17.74            21.62        21,736,131
                                                          12/31/96         14.33            17.74        18,086,814
                                                          12/31/95         10.88            14.33        14,363,155
                                                          12/31/94         11.03            10.88        12,072,982

WILSHIRE VIT SOCIALLY RESPONSIBLE FUND - HORACE MANN
SHARES                                                    12/31/04     $   14.85        $   16.61         4,612,921

                                                          12/31/03         11.70            14.85         4,740,058
                                                          12/31/02         13.70            11.70         4,803,270
                                                          12/31/01         14.96            13.70         4,970,814
                                                          12/31/00         13.92            14.96         4,767,452
                                                          12/31/99         13.00            13.92         3,893,389
                                                          12/31/98         12.00            13.00         2,430,089
                                                          12/31/97          9.85            12.00           698,226

DAVIS VALUE PORTFOLIO                                     12/31/04     $   10.40        $   11.54           612,231

                                                          12/31/03          8.11            10.40           486,125
                                                          12/31/02          9.80             8.11           384,920
                                                          12/31/01         11.08             9.80           333,527
                                                          12/31/00         11.58*           11.08           134,363

WILSHIRE LARGE COMPANY VALUE PORTFOLIO                    12/31/04     $   21.61        $   24.19           729,103

                                                          12/31/03         17.02            21.61           611,659
                                                          12/31/02         20.83            17.02           472,191
                                                          12/31/01         21.34            20.83           266,320
                                                          12/31/00         19.91*           21.34            23,435

DREYFUS INVESTMENT PORTFOLIO: MID CAP STOCK FUND -
SERVICE SHARES                                            12/31/04     $   15.91*       $   17.90             9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                       12/31/04     $   23.43        $   28.85           954,231

                                                          12/31/03         17.16            23.43           798,274
                                                          12/31/02         19.31            17.16           674,016

                                                                       ACCUMULATION    ACCUMULATION   #ACCUMULATION UNITS
                                                                        UNIT VALUE      UNIT VALUE       OUTSTANDING
                                                            YEAR       BEGINNING OF       END OF            END OF
SUBACCOUNT                                                  ENDED         PERIOD          PERIOD            PERIOD
----------                                                  -----         ------          ------            ------
                                                          12/31/01         20.25            19.31           551,984
                                                          12/31/00         20.11*           20.25           231,555

RAINIER SMALL/MID CAP EQUITY PORTFOLIO                    12/31/04     $   30.15        $   34.96           303,239

                                                          12/31/03         20.87            30.15           247,172
                                                          12/31/02         26.42            20.87           194,166
                                                          12/31/01         27.84            26.42           135,479
                                                          12/31/00         30.39*           27.84            51,884

DELAWARE VIP GROWTH OPPORTUNITIES SERIES                  12/31/04     $   14.24*       $   15.70            11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES         12/31/04     $   12.00*       $   13.21            22,415

PUTNAM VT VISTA FUND (IB SHARES)                          12/31/04     $   11.56        $   13.54           447,976

                                                          12/31/03          8.79            11.56           431,300
                                                          12/31/02         12.82             8.79           375,227
                                                          12/31/01         19.52            12.82           326,406
                                                          12/31/00         25.13*           19.52           146,933

STRONG MID CAP GROWTH FUND II                             12/31/04     $   14.40        $   16.95           479,241

                                                          12/31/03         10.86            14.40           443,966
                                                          12/31/02         17.61            10.86           371,269
                                                          12/31/01         25.76            17.61           279,260
                                                          12/31/00         35.99*           25.76           131,868

ARIEL APPRECIATION FUND                                   12/31/04     $   42.98        $   48.02           798,279

                                                          12/31/03         33.22            42.98           612,277
                                                          12/31/02         37.51            33.22           411,440
                                                          12/31/01         31.01*           37.51           115,976

STRONG OPPORTUNITY FUND II                                12/31/04     $   25.67        $   29.98           317,641

                                                          12/31/03         18.96            25.67           298,172
                                                          12/31/02         26.24            18.96           254,365
                                                          12/31/01         27.60            26.24           169,801
                                                          12/31/00         28.55*           27.60            47,165

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND              12/31/04     $   12.99*       $   15.00            17,423

T. ROWE PRICE SMALL-CAP STOCK FUND -- Advisor Class       12/31/04     $   30.79        $   36.03           401,917

                                                          12/31/03         23.60            30.79           349,073
                                                          12/31/02         27.92            23.60           280,393
                                                          12/31/01         26.52            27.92           172,268
                                                          12/31/00         26.99*           26.52            47,164

NEUBERGER BERMAN GENESIS FUND -- Advisor Class            12/31/04     $   23.74        $   27.77           642,198

                                                          12/31/03         18.30            23.74           513,797
                                                          12/31/02         19.14            18.30           409,931
                                                          12/31/01         17.35            19.14           228,309
                                                          12/31/00         15.84*           17.35            14,507

WILSHIRE VIT SMALL CAP GROWTH FUND - HORACE MANN SHARES   12/31/04     $   11.52        $   11.88         4,302,146

                                                          12/31/03          7.33            11.52         4,507,783
                                                          12/31/02         12.16             7.33         4,361,425

                                                                       ACCUMULATION    ACCUMULATION   #ACCUMULATION UNITS
                                                                        UNIT VALUE      UNIT VALUE       OUTSTANDING
                                                            YEAR       BEGINNING OF       END OF            END OF
SUBACCOUNT                                                  ENDED         PERIOD          PERIOD            PERIOD
----------                                                  -----         ------          ------            ------
                                                          12/31/01         17.54            12.16         4,399,005
                                                          12/31/00         19.92            17.54         4,284,826
                                                          12/31/99         11.61            19.92         2,619,220
                                                          12/31/98         11.10            11.61         2,103,641
                                                          12/31/97          9.59            11.10         1,284,537

C.S. SMALL CAP GROWTH PORTFOLIO                           12/31/04     $   17.03        $   18.65           248,475

                                                          12/31/03         11.61            17.03           236,965
                                                          12/31/02         17.73            11.61           207,449
                                                          12/31/01         21.37            17.73           165,082
                                                          12/31/00         27.32*           21.37            76,760

DELAWARE VIP TREND SERIES                                 12/31/04     $   28.47*       $   30.27             2,275

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO                   12/31/04     $   17.54        $   20.30           121,774

                                                          12/31/03         12.96            17.54            92,724
                                                          12/31/02         15.23            12.96            65,352
                                                          12/31/01         15.87            15.23            28,130
                                                          12/31/00         17.80*           15.87             8,061

ARIEL FUND                                                12/31/04     $   45.16        $   54.42           486,122

                                                          12/31/03         35.70            45.16           376,980
                                                          12/31/02         38.12            35.70           255,196
                                                          12/31/01         34.63*           38.12            65,549

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO                    12/31/04     $   8.10*        $    9.42            93,281

T. ROWE PRICE SMALL-CAP VALUE FUND -- ADVISOR CLASS       12/31/04     $   32.96        $   40.85           439,605

                                                          12/31/03         24.49            32.96           397,645
                                                          12/31/02         25.32            24.49           314,495
                                                          12/31/01         21.02            25.32           151,942
                                                          12/31/00         20.52*           21.02            16,331

WILSHIRE SMALL COMPANY VALUE PORTFOLIO                    12/31/04     $   19.45        $   23.60           140,474

                                                          12/31/03         14.43            19.45           122,082
                                                          12/31/02         15.88            14.43           115,069
                                                          12/31/01         13.72            15.88            80,507
                                                          12/31/00         12.31*           13.72             5,138

WILSHIRE  VIT  INTERNATIONAL  EQUITY FUND - HORACE MANN
SHARES                                                    12/31/04     $   10.68        $   11.67         3,099,530

                                                          12/31/03          8.16            10.68         3,072,915
                                                          12/31/02         10.47             8.16         2,970,500
                                                          12/31/01         14.39            10.47         2,935,800
                                                          12/31/00         17.67            14.39         2,650,938
                                                          12/31/99         11.72            17.67         1,187,606
                                                          12/31/98          9.98            11.72           696,337
                                                          12/31/97          9.74             9.98           464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                      12/31/04     $   17.21        $   19.27           643,917

                                                          12/31/03         12.18            17.21           430,503
                                                          12/31/02         15.50            12.18           308,350
                                                          12/31/01         19.91            15.50           209,742
                                                          12/31/00         23.13*           19.91            70,810

                                                                       ACCUMULATION    ACCUMULATION   #ACCUMULATION UNITS
                                                                        UNIT VALUE      UNIT VALUE       OUTSTANDING
                                                            YEAR       BEGINNING OF       END OF            END OF
SUBACCOUNT                                                  ENDED         PERIOD          PERIOD            PERIOD
----------                                                  -----         ------          ------            ------

WILSHIRE VIT BALANCED FUND - HORACE MANN SHARES           12/31/04     $   18.59        $   19.86        13,172,538

                                                          12/31/03         15.74            18.59        14,094,671
                                                          12/31/02         17.39            15.74        14,804,752
                                                          12/31/01         17.36            17.39        16,254,478
                                                          12/31/00         17.41            17.36        17,553,416
                                                          12/31/99         17.83            17.41        22,621,955
                                                          12/31/98         16.78            17.83        23,286,358
                                                          12/31/97         14.28            16.78        22,095,620
                                                          12/31/96         12.22            14.28        20,098,949
                                                          12/31/95          9.75            12.22        17,804,536
                                                          12/31/94          9.97             9.75        15,666,817

WILSHIRE VIT INCOME FUND - HORACE MANN SHARES             12/31/04     $   16.30        $   16.89         1,300,042

                                                          12/31/03         15.39            16.30         1,210,705
                                                          12/31/02         14.29            15.39         1,187,910
                                                          12/31/01         13.27            14.29           936,292
                                                          12/31/00         12.34            13.27           827,539
                                                          12/31/99         12.70            12.34         1,034,296
                                                          12/31/98         11.90            12.70         1,060,399
                                                          12/31/97         11.02            11.90           784,296
                                                          12/31/96         10.78            11.02           942,068
                                                          12/31/95          9.49            10.78           938,069
                                                          12/31/94          9.85             9.49           945,569

WILSHIRE VIT SHORT-TERM INVESTMENT  FUND - HORACE MANN
SHARES                                                    12/31/04     $   10.86        $   10.85           270,993

                                                          12/31/03         10.88            10.86           427,380
                                                          12/31/02         10.83            10.88           367,360
                                                          12/31/01         10.42            10.83           237,129
                                                          12/31/00          9.97            10.42           205,055
                                                          12/31/99          9.64             9.97           132,903
                                                          12/31/98          9.30             9.64           120,651
                                                          12/31/97          8.97             9.30           122,530
                                                          12/31/96          8.65             8.97           125,251
                                                          12/31/95          8.34             8.65           110,931
                                                          12/31/94          8.13             8.34           125,199

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                   12/31/04     $    9.06        $    9.79           256,027

                                                          12/31/03          7.23             9.06           177,129
                                                          12/31/02          7.09             7.23            90,168
                                                          12/31/01          8.15             7.09            57,319
                                                          12/31/00          9.77*            8.15            32,064

FIDELITY VIP INVESTMENT GRADE BOND SC 2 PORTFOLIO         12/31/04     $   15.10        $   15.54           975,233

                                                          12/31/03         14.56            15.10           921,950
                                                          12/31/02         13.39            14.56           677,140
                                                          12/31/01         12.54            13.39           283,612
                                                          12/31/00         11.98*           12.54            24,851

* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 27.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the Subaccounts.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

ALLIANCE

     The AllianceBernstein Premier Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Premier Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

ARIEL MUTUAL FUNDS

     The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of medium-sized companies with market capitalizations generally between $2.5 billion and $20 billion at the time of initial purchase. The Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     Similar to the Ariel Appreciation Fund, the investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of smaller companies with market capitalizations generally between $500 million and $2.5 billion at the time of initial purchase. The Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     The Ariel Appreciation Fund and the Ariel Fund are both advised by Ariel Capital Management, LLC ("Ariel"). Ariel believes ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intrusion. A company that fosters community involvement among its employees will inspire community support. Additionally, Ariel believes that a company which cultivates diversity is more likely to attract and retain the best talent and broaden its markets in profitable new directions. Ariel does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the generation of nuclear energy or the manufacture of handguns as it believes these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

CREDIT SUISSE

     The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2003, the market capitalization of the companies in the Russell 2000 Index ranged from $42 million to $2.02 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.

DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that the adviser believes are of high quality and whose shares are selling at attractive prices. The Portfolio's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace, and have the fundamental characteristics to support continued growth. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, studies demographic changes, follows consumer trends and limits its stock search to companies it believes have products or services that can capitalize on changes in the marketplace. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

DREYFUS

     The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests at least 80 percent of its assets in midcap stocks. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares' stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares is advised by Dreyfus.

FIDELITY INVESTMENTS

     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

GOLDMAN SACHS

     The investment objective of the Goldman Sachs VIT Core Small Cap Equity Fund is the long-term growth of capital. The Core portfolio is managed to have similar risk, capitalization, industry exposure and style characteristics to its benchmark, the Russell 2000, while seeking to add incremental return through better stock selection. The Small Cap Equity Fund uses a broad diversification across the U.S. small-cap stock universe with an advantage of quantitative and qualitative management techniques. The Goldman Sachs VIT Core Small Cap Equity Fund is advised by Goldman Sachs Asset Management, L.P.

JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation by investing primarily in the stocks of mid-sized U.S. and multinational companies, from which the fund managers expect above-average earnings growth. The fund focuses on mid-sized companies, which historically, have offered better growth prospects than large-cap stocks, are potentially less volatile than a portfolio of small-cap stocks and seeks up-and-coming companies with solid business fundamentals that have the potential to be tomorrow's industry leaders. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

NEUBERGER BERMAN

     The investment objective of the Neuberger Berman Genesis Fund -- Advisor Class is to seek growth of capital. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund -- Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in mid-sized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

RAINIER

     The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the equity securities of small and mid-capitalization U.S. companies with the prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable prices. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

STRONG

     The investment objective of the Strong Opportunity
Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value" -- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

     The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The fund invests substantially in the technology sector. The fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity or to enhance the fund's return). The fund may utilize an active trading approach. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or reduction in earnings) or to take advantage of a better investment opportunity. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

T. ROWE PRICE

     The investment objective of the T. Rowe Price Small-Cap Value Fund -- Advisor Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. Normally, the fund will invest at least 80% of its net assets in companies with a market capitalization that is within or below the range of companies in the Russell 2000 Index. The T. Rowe Price Small-Cap Value Fund -- Advisor Class is advised by T. Rowe Price Associates.

     The investment objective of the T. Rowe Price Small-Cap Stock Fund -- Advisor Class is to provide long-term capital growth by investing primarily in stocks of small companies. The fund normally invests at least 80% of its net assets in stocks of companies that have a market capitalization that falls (i) within the range of companies in the Russell 2000 Index or (ii) below the three year average maximum market cap of companies in the index as of December 31 for the three preceding years. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund -- Advisor Class is advised by T. Rowe Price Associates.

WILSHIRE MUTUAL FUNDS, INC.

     Wilshire Mutual Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

     The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above-average earnings or sales growth histories and retention of earnings. Often such companies will have above-average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (extending down to $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

     The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above-average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund - Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

     The primary investment objective of the Wilshire VIT Balanced Fund - Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund - Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund - Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund - Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund - Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. New Star Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund - Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.   Do not produce tobacco products;

     2.   Do not produce alcoholic beverages;

     3.   Do not own and/or operate casinos or manufacture gaming devices;

     4.   Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACTS

CONTRACT OWNERS' RIGHTS

     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such Contracts. For an IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

     Applications for Contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

PURCHASE PAYMENTS

     AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS -- Purchase payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of your product.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contributions."

     ALLOCATION OF PURCHASE PAYMENTS -- All or part of the Net Purchase Payments made may be allocated to one or more Subaccounts. The minimum purchase payment amount allocated to any Subaccount in any given Contract Year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Purchase payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was established on the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds - Horace Mann Shares refers to the date Wellington Management became their investment adviser.

                                                   ACCUMULATION
SUBACCOUNT                               DATE       UNIT VALUE
----------                               ----       ----------

JPMorgan U.S. Large Cap
   Core Equity Portfolio               09/05/00       $ 17.33
Fidelity VIP Growth & Income
   Portfolio SC 2                      09/05/00         16.03
Wilshire 5000 Index Portfolio
   (Institutional)                     05/01/00         11.19
   (Investment)                        09/05/00         12.23
Fidelity VIP Index 500
   Portfolio SC 2                      09/05/00        171.04
Fidelity VIP Growth
   Portfolio SC 2                      09/05/00         53.82
AllianceBernstein Premier
   Growth Portfolio                    09/05/00         41.57
Wilshire Large Company
   Growth Portfolio
   (Institutional)                     05/01/00         41.22
   (Investment)                        09/05/00         46.36
Wilshire VIT Equity Fund - Horace
Mann Shares                            11/01/89          7.11
Wilshire VIT Socially Responsible
Fund - Horace Mann Shares              03/10/97          9.85
Davis Value Portfolio                  09/05/00         11.58
Wilshire Large Company
   Value Portfolio                     09/05/00         19.91
Dreyfus Investment Portfolio: Mid
Cap Stock Fund - Service Shares        06/01/04         15.91
Fidelity VIP Mid Cap
   Portfolio SC 2                      09/05/00         20.11
Rainier Small/Mid Cap Equity
   Portfolio                           09/05/00         30.39
Delaware VIP Growth Opportunities
Series                                 06/01/04         14.24
Lord Abbett Insurance Series
Growth/Opportunities                   06/01/04         12.00
Putnam VT Vista Fund                   09/05/00         25.13
Strong Mid Cap Growth
   Fund II                             09/05/00         35.99
Ariel Appreciation Fund                05/01/01         34.63
Strong Opportunity Fund II             09/05/00         28.55
T. Rowe Price Small-Cap Stock
   Fund -- Advisor Class               09/05/00         26.99
Goldman Sachs VIT Core Small Cap
Equity Fund                            06/01/04         12.99
Neuberger Berman Genesis
   Fund -- Advisor Class               09/05/00         15.84
Wilshire VIT Small Cap Growth
Fund - Horace Mann Shares              03/10/97          9.59
C.S. Small Cap Growth
   Portfolio                           09/05/00         27.32
Delaware VIP Trend Series              06/01/04         28.47
Wilshire Small Company
   Growth Portfolio                    09/05/00         17.80
Ariel Fund                             05/01/01         34.01
Royce Capital Fund Small-Cap
Portfolio                              06/01/04          8.10
T. Rowe Price Small-Cap Value
   Fund -- Advisor Class               09/05/00         20.52
Wilshire Small Company Value
   Portfolio                           09/05/00         12.31
Wilshire VIT International Equity
Fund - Horace Mann Shares              03/10/97          9.74
Fidelity VIP Overseas
   Portfolio SC 2                      09/05/00         23.13
Wilshire VIT Balanced Fund -
Horace Mann Shares                     11/01/89          6.71

                                                   ACCUMULATION
SUBACCOUNT                               DATE       UNIT VALUE
----------                               ----       ----------

Wilshire VIT Income Fund - Horace
Mann Shares                            11/01/89          7.17
Wilshire VIT Short-Term
Investment Fund - Horace Mann
Shares                                 11/01/89          6.99
Fidelity VIP High Income
   Portfolio SC 2                      09/05/00          9.77
Fidelity VIP Investment Grade
   Bond Portfolio SC 2                 09/05/00         11.98

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     o the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

     o plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     o minus the dollar amount of the mortality and expense risk charge we deduct for each day in the Valuation Period;

     o divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, prior to the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

         On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     T. Rowe Price Small Cap Stock Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

         On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     T. Rowe Price Small Cap Stock Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month.

     If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     T. Rowe Price Small Cap Stock Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     CHANGES TO PURCHASE PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and
(3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:

     Strong Mid Cap Growth Fund
     T. Rowe Price Small Cap Stock Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it reserves the right to take action to protect the other investors.

     Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among the Subaccounts, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations and/or terminating the contract.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the "Individual Product Information" section.

     Surrender Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the purchase payment is paid.

     Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Surrender Charge may not exceed 9% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     If you request a partial withdrawal from your 403(b) Contract or from your employer's 401(k) plan using the safe harbor regulations of the IRC, you may be suspended from making contributions to all other plans of your employer for six months. You should consult with your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, you may resume making contributions.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of purchase payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE CHARGE -- An annual maintenance charge of no more than $25 is deducted from each Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. Maximum Solutions contracts do not have an annual maintenance fee. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on your Contract.

     MORTALITY AND EXPENSE RISK FEE ("M & E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the "Individual Product Information" section for the M & E Fee on your Contract.

     SURRENDER CHARGES -- Withdrawals may not be made from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to your Contract. HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. See the "Individual Product Information" section for the Surrender Charge on your Contract.

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this Contract. The premium tax, if any, is deducted when purchase payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. Additional information about the death benefit of a specific Contract is located in the "Individual Product Information" section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. Under some individual Contracts if the Contract Owner selects a lifetime option HMLIC will pay a bonus equal to a percentage of the amount placed on the settlement option. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your purchase payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH OR WITHOUT PERIOD CERTAIN -- The life option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.

     JOINT AND SURVIVOR LIFE ANNUITY -- This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to "Individual Product Information" for the appropriate rate. This option is available on a fixed payment basis only.

     INCOME FOR FIXED AMOUNT -- This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

     INTEREST INCOME PAYMENTS -- This option provides Annuity Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC. See "Required Minimum Distribution." The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the Annuitant agreed to receive Annuity Payments. This option is available on a fixed payment basis only.


     OTHER INCOME OPTIONS -- If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may:

    a)    receive the proceeds in a lump sum, or

    b) leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distribution," or

    c)    elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed fixed Annuity Payment. These payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is shown in the "Individual Product Information" section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

         ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund - Horace Mann Shares, Wilshire VIT Balanced Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     o The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

     o If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE

     If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION

  ANNUITY ALTERNATIVES (IC-40800) (NO LONGER FOR SALE IN MOST STATES)
  -------------------------------------------------------------------

ISSUE AGES This Contract may be issued to anyone between the ages of 0-85.

MINIMUM CONTRIBUTION                    $25 per month

ANNUAL MAINTENANCE FEE                  $25 per year. This fee will not be
                                        charged if the Total Accumulation Value
                                        equals or exceeds $10,000.

M & E FEE                               1.25%

DEATH BENEFIT                           The beneficiary will receive the
                                        greater of:

                                        1.      the Total Accumulation Value of
                                                the Contract, less any
                                                applicable premium tax and any
                                                outstanding loan balance; or
                                        2.      the sum of all purchase payments
                                                paid under the Contract, less
                                                any applicable premium tax, any
                                                outstanding loan balance and
                                                withdrawals.

FIXED ACCOUNT GUARANTEED                4.00%
   ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                        4.00%
   ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES     Unlimited

MAXIMUM # OF TRANSFERS PER YEAR         Unlimited

FEE FOR EACH TRANSFER                   $5.00. However, HMLIC is currently
 (ONLY APPLIES TO TRANSFERS FROM THE    waiving this fee.
  FIXED ACCOUNT TO SUBACCOUNT(S))

EARLY WITHDRAWAL PENALTY                5% at any time other than renewal
   FIXED ACCOUNT ONLY                   through age 65.

                                        The early withdrawal penalty is
                                        currently being waived on transfers
                                        within a Contract from the fixed account to a Subaccount.

                                        If money is transferred from the fixed
                                        account to the Separate Account and
                                        withdrawn within 365 days of the
                                        transfer, the early withdrawal penalty
                                        will be charged.

                                        The early withdrawal penalty will not be charged if:

                                        1. the transfer occurred on a Scheduled
                                           Update; or
                                        2. the Scheduled Update occurred between
                                           the transfer and withdrawal or
                                           surrender date(s).

SURRENDER CHARGES                          During Contract Year  Percent charged
                                                   1                    8%
                                                   2                    8%
                                                   3                    6%
                                                   4                    4%
                                                   5                    2%
                                               Thereafter               0%

WAIVER OF SURRENDER CHARGE/             No Surrender Charge or early withdrawal
   EARLY WITHDRAWAL PENALTY             penalty will be imposed:
   (FREE OUT PROVISION)
                                        1. on a withdrawal if all the following
                                           occur:

                                           a. it is made after the Contract has
                                              been in force two years;
                                           b. it is more than 12 months since
                                              the last withdrawal was made;
                                           c. the amount is not more than 15
                                              percent of the then current Fixed
                                              Cash Value; and
                                           d. the amount is not more than 15
                                              percent of the then current
                                              Variable Cash Value; or

                                        2. on any portion of the Contract's
                                           Total Accumulation Value applied to
                                           the payment of one of the following
                                           income options: fixed life income
                                           with or without period certain,

          ANNUITY ALTERNATIVES (IC-408000) (NO LONGER OFFERED FOR SALE)
          -------------------------------------------------------------

                                           joint life and survivor annuity,
                                           Variable life income with or without
                                           period certain or Variable income for
                                           joint life and survivor annuity; or
                                        3. on or after the Maturity Date if the
                                           Contract has been in force for at
                                           least 10 years; or
                                        4. if Annuity Payments are selected to
                                           be made in equal installments over a
                                           period of at least 5 years (during
                                           such period the elected annuity
                                           benefit cannot be surrendered); or
                                        5. if an Annuitant is disabled
                                           continuously for three months as
                                           defined by IRC Section 72(m)(7) and
                                           satisfactory proof of such disability
                                           is sent to HMLIC's Home Office.

 ANNUITY ALTERNATIVES II (IC-437000) (NO LONGER OFFERED FOR SALE IN MOST STATES)
 -------------------------------------------------------------------------------

ISSUE AGES                              This Contract may be issued to anyone
                                        between the ages of 0-54.

MINIMUM CONTRIBUTION                    $25 per month

ANNUAL MAINTENANCE FEE                  $25 per year. This fee will not be
                                        charged if the Total Accumulation Value
                                        equals or exceeds $10,000.

M & E FEE                               1.25%

DEATH BENEFIT                           The beneficiary will receive the greater
                                        of:

                                        1. the Total Accumulation Value of the
                                           Contract less any applicable premium
                                           tax and any outstanding loan balance,
                                           or
                                        2. the sum of all purchase payments paid
                                           under the Contract, less any
                                           applicable premium tax, any
                                           outstanding loan balance and
                                           withdrawals.

FIXED ACCOUNT GUARANTEED                3.00%
   ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                        3.00%
   ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES     Unlimited

MAXIMUM # OF TRANSFERS PER YEAR         Unlimited

FEE FOR EACH TRANSFER                   $0

EARLY WITHDRAWAL PENALTY                5% starting in year 1. The penalty
   FIXED ACCOUNT ONLY                   will be 5% until the Contract
                                        anniversary prior to the Annuitant's
                                        attainment of age 65. At that time
                                        the fee will decrease by 1% per year.

                                        The early withdrawal penalty is waived
                                        on each Scheduled Update.

                                        If money is transferred from the fixed
                                        account to the Separate Account and
                                        withdrawn within 365 days of the
                                        transfer, the early withdrawal penalty
                                        will be charged.

                                        The early withdrawal penalty will not be charged if:

                                        1. the transfer occurred on a Scheduled
                                           Update; or
                                        2. the Scheduled Update occurred between
                                           the transfer and withdrawal or
                                           surrender date(s).

SURRENDER CHARGES                          During Contract Year  Percent charged
                                                   1                     8%
                                                   2                     7%
                                                   3                     6%
                                                   4                     4%
                                                   5                     2%
                                               Thereafter                0%

WAIVER OF SURRENDER CHARGE/             No Surrender Charge or early withdrawal
  EARLY WITHDRAWAL PENALTY              penalty will be imposed:
  (FREE OUT PROVISION)
                                        1. on a withdrawal if all of the
                                           following occur:

                                           a. a withdrawal is made after the
                                              Contract has been in force two
                                              years;
                                           b. it is more than 12 months since
                                              the last withdrawal was made; and
                                           c. the amount withdrawn is not more
                                              than 15 percent of the Total
                                              Accumulation Value; or

                                        2. on any portion of this Contract's
                                           Total Accumulation Value applied to
                                           the payment of one of the following
                                           income options: fixed life income
                                           with or without period certain, joint
                                           life and survivor annuity, Variable
                                           life income with or without period
                                           certain and Variable income for joint
                                           life or survivor annuity; or
                                        3. if Annuity Payments are selected to
                                           be made in equal installments over a
                                           period of at least five years (during
                                           such period the elected annuity
                                           benefit cannot be surrendered); or
                                        4. if an Annuitant is disabled
                                           continuously for three months as
                                           defined by IRC Section 72(m)(7) and
                                           satisfactory proof of such disability
                                           is sent to HMLIC's Home Office.

 ANNUITY ALTERNATIVES II (IC-438000) (NO LONGER OFFERED FOR SALE IN MOST STATES)
 -------------------------------------------------------------------------------

ISSUE AGES This Contract may be issued to anyone between the ages of 55-85.

MINIMUM CONTRIBUTION                    $25 per month

ANNUAL MAINTENANCE FEE                  $25 per year. This fee will not be
                                        charged if the Total Accumulation Value
                                        equals or exceeds $10,000.

M & E FEE                               1.25%

DEATH BENEFIT                           The beneficiary will receive the
                                        greater of:

                                        1. the Total Accumulation Value of the
                                           Contract less any applicable premium
                                           tax and any outstanding loan balance;
                                           or
                                        2. the sum of all purchase payments paid
                                           under the Contract, less any
                                           applicable premium tax, any
                                           outstanding loan balance and
                                           withdrawals.

FIXED ACCOUNT GUARANTEED                3.00%
   ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                        3.00%
   ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES     Unlimited

MAXIMUM # OF TRANSFERS PER YEAR         Unlimited

FEE FOR EACH TRANSFER                   $0

EARLY WITHDRAWAL PENALTY                None

SURRENDER CHARGES                          During Contract Year  Percent charged
                                                    1                   8%
                                                    2                   7%
                                                    3                   6%
                                                    4                   4%
                                                    5                   2%
                                               Thereafter               0%

WAIVER OF SURRENDER CHARGE              No Surrender Charge will be imposed:
   (FREE OUT PROVISION)                 1. on a withdrawal if all of the
                                           following occur:

                                           a. a withdrawal is made after the
                                              Contract has been in force two
                                              years;
                                           b. it is more than 12 months since
                                              the last withdrawal was made; and
                                           c. the amount withdrawn is not more
                                              than 15 percent of the Total
                                              Accumulation Value; or
                                        2. on any portion of this Contract's
                                           Total Accumulation Value applied to
                                           the payment of one of the following
                                           income options: fixed life income
                                           with or without period certain, joint
                                           life and survivor annuity, Variable
                                           life income with or without period
                                           certain and Variable income for joint
                                           life or survivor annuity; or

                                        3. if Annuity Payments are selected to
                                           be made in equal installments over a
                                           period of at least five years (during
                                           such period the elected annuity
                                           benefit cannot be surrendered); or

                                        4. if an Annuitant is disabled
                                           continuously for three months as
                                           defined by IRC Section 72(m)(7) and
                                           satisfactory proof of such disability
                                           is sent to HMLIC's Home Office.

      NEW SOLUTIONS (IC-441000) (NO LONGER OFFERED FOR SALE IN MOST STATES)
      ---------------------------------------------------------------------

ISSUE AGES                              This Contract may be issued to anyone
                                        between the ages of 0-85.

MINIMUM CONTRIBUTION                    $25 per month

ANNUAL MAINTENANCE FEE                  $25 per year. This fee will not be
                                        charged if the Total Accumulation Value
                                        equals or exceeds $10,000.

M & E FEE                               1.25%

DEATH BENEFIT                           The beneficiary will receive the
                                        greater of:

                                        1. the Total Accumulation Value of the
                                           Contract less any applicable premium
                                           tax and any outstanding loan balance;
                                           or
                                        2. the sum of all purchase payments paid
                                           under the Contract, less any
                                           applicable premium tax, any
                                           outstanding loan balance and
                                           withdrawals.

FIXED ACCOUNT GUARANTEED                3.00%
   ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                        3.00%
   ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES     Unlimited

MAXIMUM # OF TRANSFERS PER YEAR         Unlimited

FEE FOR EACH TRANSFER                   $0

EARLY WITHDRAWAL PENALTY                None

SURRENDER CHARGES                          During Contract Year  Percent charged
                                                   1                     8%
                                                   2                     7%
                                                   3                     6%
                                                   4                     5%
                                                   5                     4%
                                                   6                     3%
                                                   7                     2%
                                                   8                     1%
                                               Thereafter                0%

WAIVER OF SURRENDER CHARGE              No Surrender Charge will be imposed:
   (FREE OUT PROVISION)                 1. on a withdrawal if all of the
                                           following occur:

                                           a. a withdrawal is made after the
                                              Contract has been in force two
                                              years;
                                           b. it is more than 12 months since
                                              the last withdrawal was made; and
                                           c. the amount withdrawn is not more
                                              than 15 percent of the Total
                                              Accumulation Value; or

                                        2. on any portion of this Contract's
                                           Total Accumulation Value applied to
                                           the payment of one of the following
                                           income options: fixed life income
                                           with or without period certain, joint
                                           life and survivor annuity, Variable
                                           life income with or without period
                                           certain and Variable income for joint
                                           life or survivor annuity; or
                                        3. if Annuity Payments are selected to
                                           be made in equal installments over a
                                           period of at least five years (during
                                           such period the elected annuity
                                           benefit cannot be surrendered); or
                                        4. if an Annuitant is disabled
                                           continuously for three months as
                                           defined by IRC Section 72(m)(7) and
                                           satisfactory proof of such disability
                                           is sent to HMLIC's Home Office.

    INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY
    ------------------------------------------------------------------------
                CONTRACT (IC-417000)(NO LONGER OFFERED FOR SALE)
                ------------------------------------------------

ISSUE AGES                              This Contract was issued to anyone
                                        between the ages of 0-54.

MINIMUM CONTRIBUTION                     $2,000

ANNUAL MAINTENANCE FEE                  $25 per year. This fee will not be
                                        charged if the Total Accumulation Value
                                        equals or exceeds $10,000.

M & E FEE                               1.25%

DEATH BENEFIT                           The beneficiary will receive the
                                        greater of:

                                        1. the Total Accumulation Value of the
                                           Contract less any applicable premium
                                           tax; or

                                        2. the purchase payment paid under the
                                           Contract less any applicable premium
                                           tax and withdrawals.

FIXED ACCOUNT GUARANTEED                4.00%
   ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                        4.00%
   ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES     Unlimited

MAXIMUM # OF TRANSFERS PER YEAR         Unlimited

FEE FOR EACH TRANSFER                   $0

EARLY WITHDRAWAL PENALTY                5% at any time other than renewal
   FIXED ACCOUNT ONLY                   through age 65. The early withdrawal
                                        penalty is currently being waived on
                                        transfers within a Contract from the
                                        fixed account to a Subaccount.

                                        If money is transferred from the fixed
                                        account to the Separate Account and
                                        withdrawn within 365 days of the
                                        transfer, the early withdrawal penalty
                                        will be charged.

                                        The early withdrawal penalty will not be charged if:

                                        1. the transfer occurred on a Scheduled
                                           Update; or
                                        2. the Scheduled Update occurred
                                           between the transfer and withdrawal
                                           or surrender date(s).

SURRENDER CHARGES                          During Contract Year  Percent charged
                                                   1                     5%
                                                   2                     4%
                                                   3                     3%
                                                   4                     2%
                                                   5                     1%
                                               Thereafter                0%

WAIVER OF SURRENDER CHARGE/             No Surrender Charge or early withdrawal
   EARLY WITHDRAWAL PENALTY             penalty will be imposed:
   (FREE OUT PROVISION)
                                        1. on a withdrawal if all the following
                                           occur:

                                           a. it is made after the Contract has
                                              been in force 2 years;
                                           b. it is more than 12 months since
                                              the last withdrawal was made;
                                           c. the amount is not more than 15
                                              percent of the then current Fixed
                                              Cash Value; and
                                           d. the amount is not more than 15
                                              percent of the then current
                                              Variable Cash Value; or

                                        2. on any portion of the Contract's
                                           Total Accumulation Value applied to
                                           the payment of one of the following
                                           income options: fixed life income
                                           with or without period certain, joint
                                           life and survivor annuity, Variable
                                           life income with or without period
                                           certain and Variable income for joint
                                           life or survivor annuity; or
                                        3. on or after the Maturity Date if the
                                           Contract has been in force for at
                                           least 10 years; or
                                        4. if a distribution is required by the
                                           IRC; or
                                        5. if an Annuitant is disabled
                                           continuously for three months as
                                           defined by IRC Section 72(m)(7) and
                                           satisfactory proof of such disability
                                           is sent to HMLIC's Home Office.

    INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY
    ------------------------------------------------------------------------
                CONTRACT (IC-418000) (NO LONGER OFFERED FOR SALE)
                -------------------------------------------------

ISSUE AGES                              This Contract was issued to anyone
                                        between the ages of 55-85.

MINIMUM CONTRIBUTION                    $2,000

ANNUAL MAINTENANCE FEE                  $25 per year. This fee will not be
                                        charged if the Total Accumulation Value
                                        equals or exceeds $10,000.

M & E FEE                               1.25%

DEATH BENEFIT                           The beneficiary will receive the greater
                                        of:

                                        1. the Total Accumulation Value of the
                                           Contract less any applicable premium
                                           tax; or
                                        2. the purchase payment paid under the
                                           Contract less any applicable
                                           premium tax and withdrawals.

FIXED ACCOUNT GUARANTEED                4.00%
   ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                        4.00%
   ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES     Unlimited

MAXIMUM # OF TRANSFERS PER YEAR         Unlimited

FEE FOR EACH TRANSFER                   $0

EARLY WITHDRAWAL PENALTY                None

SURRENDER CHARGES                        During Contract Year   Percent charged
                                                               Fixed    Variable
                                                 1               8%         5%
                                                 2               7%         4%
                                                 3               6%         3%
                                                 4               5%         2%
                                                 5               4%         1%
                                                 6               3%         0%
                                                 7               2%         0%
                                                 8               1%         0%
                                             Thereafter          0%         0%

WAIVER OF SURRENDER CHARGE              No Surrender Charge will be imposed:
   (FREE OUT PROVISION)                 1. on a withdrawal if all the following
                                           occur:

                                           a. it is made after the Contract has
                                              been in force 2 years;
                                           b. it is more than 12 months since
                                              the last withdrawal was made;
                                           c. the amount is not more than 15
                                              percent of the then current Fixed
                                              Cash Value; and
                                           d. the amount is not more than 15
                                              percent of the then current
                                              Variable Cash Value; or

                                        2. on any portion of the Contract's
                                           Total Accumulation Value applied to
                                           the payment of one of the following
                                           income options: fixed life income
                                           with or without period certain, joint
                                           life and survivor annuity, Variable
                                           life income with or without period
                                           certain and Variable income for joint
                                           life or survivor annuity; or
                                        3. if Annuity Payments are selected to
                                           be made in equal installments over a
                                           period which extends to or beyond the
                                           eighth Contract anniversary; or
                                        4. on or after the Maturity Date if the
                                           Contract has been in force for at
                                           least 8 years; or
                                        5. if a distribution is required by the
                                           IRC; or
                                        6. if an Annuitant is disabled
                                           continuously for three months as
                                           defined by IRC Section 72(m)(7) and
                                           satisfactory proof of such disability
                                           is sent to HMLIC's Home Office.

             MAXIMUM SOLUTIONS (IC-426000, IC-427000 AND IC-428000)
             ------------------------------------------------------
              (IC-427000 AND IC-428000 NO LONGER OFFERED FOR SALE)
              ----------------------------------------------------

ISSUE AGES                              This Contract may be issued to anyone
                                        between the ages of 0-54.

MINIMUM CONTRIBUTION                    IC-426000       IC-427000      IC-428000
                                         $50,000         $100,000       $250,000

ANNUAL MAINTENANCE FEE                  None

M & E FEE                               IC-426000       IC-427000      IC-428000
                                          0.95%           0.95%          0.95%

DEATH BENEFIT                           The beneficiary will receive the
                                        greater of:

                                        1. the Total Accumulation Value of the
                                           Contract less any applicable premium
                                           tax and any outstanding loan balance;
                                           or
                                        2. the sum of all purchase payments paid
                                           under the Contract less any
                                           applicable premium tax, any
                                           outstanding loan balance and
                                           withdrawals; or
                                        3. the purchase payments paid under the
                                           Contract, less any applicable premium
                                           tax, outstanding loan balances and
                                           withdrawals, increased by 3 percent
                                           compounded annually to the date of
                                           death if the Annuitant dies prior to
                                           the Maturity Date or attainment of
                                           age 70, whichever is earlier.

FIXED ACCOUNT GUARANTEED                3.00%
   ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                        3.00%
   ASSUMED INTEREST RATE

RETIREMENT BONUS                        IC-426000      IC-427000 and IC-428000
                                        N/A          If the Annuitant elects a
                                                     life contingent income
                                                     option, HMLIC will increase
                                                     by 1 percent the Total
                                                     Accumulation Value applied
                                                     to the elected option. This
                                                     bonus will apply only to
                                                     the first $1 million of
                                                     Total Accumulation Value
                                                     applied to these options.

                                                     The following income
                                                     options qualify for the
                                                     retirement bonus:

                                                     1. Fixed life income with
                                                     or without period certain
                                                     2. Joint life and survivor
                                                     annuity
                                                     3. Variable life income
                                                     with or without period
                                                     certain
                                                     4. Variable income for
                                                     joint life and survivor
                                                     annuity

PURCHASE PAYMENT ALLOCATION CHANGES     Unlimited

MAXIMUM # OF TRANSFERS PER YEAR         Unlimited

FEE FOR EACH TRANSFER                   $0

EARLY WITHDRAWAL PENALTY                During Contract Years 1-5 the penalty
   FIXED ACCOUNT ONLY                   will be zero. Thereafter the penalty
                                        will be 5% until the Contract
                                        anniversary prior to the Annuitant's
                                        attainment of age 65. At that time the
                                        fee will decrease by 1% per year. The
                                        early withdrawal penalty is waived on
                                        each Scheduled Update.

                                        If money is transferred from the fixed
                                        account to the Separate Account and
                                        withdrawn within 365 days of the
                                        transfer, the early withdrawal penalty
                                        will be charged.

                                        The early withdrawal penalty will not be charged if:
                                        1. the transfer occurred on a Scheduled
                                           Update; or
                                        2. the Scheduled Update occurred between
                                           the transfer and withdrawal or
                                           surrender date(s).

SURRENDER CHARGES                      IC-426000         IC-427000 and IC-428000
                                 During        Percent     During        Percent
                              Contract Year    Charged   Contract Year   Charged
                                   1              7%          1            6%
                                   2              6%          2            5%
                                   3              5%          3            5%
                                   4              5%          4            5%
                                   5              5%          5            5%
                               Thereafter         0%      Thereafter       0%

             MAXIMUM SOLUTIONS (IC-426000, IC-427000 AND IC-428000)
             ------------------------------------------------------
              (IC-427000 AND IC-428000 NO LONGER OFFERED FOR SALE)
              ----------------------------------------------------

WAIVER OF SURRENDER CHARGE/             No Surrender Charge or early withdrawal
   EARLY WITHDRAWAL PENALTY             penalty will be imposed:
   (FREE OUT PROVISION)                 1. on a withdrawal if all of the
                                           following occur:

                                           a. a withdrawal is made after the
                                              Contract has been in force for two
                                              years;

                                           b. it is more than 12 months since
                                              the last withdrawal was made; and
                                           c. the amount withdrawn is not more
                                              than 15 percent of the Total
                                              Accumulation Value; or

                                        2. on any portion of the Contract's
                                           Total Accumulation Value applied to
                                           the payment of one of the following
                                           income options: fixed life income
                                           with or without period certain, joint
                                           life and survivor annuity, Variable
                                           life income with or without period
                                           certain and Variable income for joint
                                           life or survivor annuity; or

                                        3. on or after the Maturity Date if the
                                           Contract has been in force for at
                                           least 10 years; or

                                        4. if Annuity Payments are selected to
                                           be made in equal installments over a
                                           period of at least five years (during
                                           such period the elected annuity
                                           benefit cannot be surrendered); or

                                        5. if an Annuitant is disabled
                                           continuously for three months as
                                           defined by IRC Section 72(m)(7) and
                                           satisfactory proof of such disability
                                           is sent to HMLIC's Home Office; or

                                        6. on any Scheduled Update.

             MAXIMUM SOLUTIONS (IC-429000, IC-430000 AND IC-431000)
             ------------------------------------------------------
              (IC-430000 AND IC-431000 NO LONGER OFFERED FOR SALE)
              ----------------------------------------------------

ISSUE AGES                              This Contract may be issued to anyone
                                        between the ages of 55-85.

MINIMUM CONTRIBUTION                    IC-429000      IC-430000       IC-431000
                                        $50,000        $100,000        $250,000

ANNUAL MAINTENANCE FEE                  None

M & E FEE                               IC-429000      IC-430000       IC-431000
                                        0.95%          0.95%           0.95%

DEATH BENEFIT                           The beneficiary will receive the
                                        greater of:

                                        1. the Total Accumulation Value of the
                                           Contract less any applicable premium
                                           tax and any outstanding loan balance;
                                           or
                                        2. the sum of all purchase payments paid
                                           under the Contract less any
                                           applicable premium tax, any
                                           outstanding loan balance and
                                           withdrawals; or
                                        3. the purchase payments paid under the
                                           Contract, less any applicable premium
                                           tax, outstanding loan balances and
                                           withdrawals, increased by 3 percent
                                           compounded annually to the date of
                                           death if the Annuitant dies prior to
                                           the Maturity Date or attainment of
                                           age 70, whichever is earlier.

FIXED ACCOUNT GUARANTEED                3.00%
   ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                        3.00%
   ASSUMED INTEREST RATE

RETIREMENT BONUS                        IC-429000      IC-430000 and IC-431000
                                        N/A          If the Annuitant elects a
                                                     life contingent income
                                                     option, HMLIC will increase
                                                     by 1 percent the Total
                                                     Accumulation Value applied
                                                     to the elected option. This
                                                     bonus will apply only to
                                                     the first $1 million of
                                                     Total Accumulation Value
                                                     applied to these options.

                                                     The following income
                                                     options qualify for the
                                                     retirement bonus:

                                                     1. Fixed life income with
                                                     or without period certain
                                                     2. Joint life and survivor
                                                     annuity
                                                     3. Variable life income
                                                     with or without period
                                                     certain
                                                     4. Variable income for
                                                     joint life and survivor
                                                     annuity

PURCHASE PAYMENT ALLOCATION CHANGES     Unlimited

MAXIMUM # OF TRANSFERS PER YEAR         Unlimited

FEE FOR EACH TRANSFER                   $0

EARLY WITHDRAWAL PENALTY                None

SURRENDER CHARGES                     IC-429000         IC-430000 and IC-431000
                                  During      Percent      During       Percent
                               Contract Year  Charged   Contract Year   Charged
                                     1           7%           1            6%
                                     2           6%           2            5%
                                     3           5%           3            4%
                                     4           4%           4            3%
                                     5           3%           5            2%
                                     6           2%           6            1%
                                     7           1%      Thereafter        0%
                                 Thereafter      0%

             MAXIMUM SOLUTIONS (IC-429000, IC-430000 AND IC-431000)
             ------------------------------------------------------
              (IC-430000 AND IC-431000 NO LONGER OFFERED FOR SALE)
              ----------------------------------------------------

WAIVER OF SURRENDER CHARGE              No Surrender Charge will be imposed:
   (FREE OUT PROVISION)                 1. on a withdrawal if all of the
                                        following occur:

                                           a. a withdrawal is made after the
                                              Contract has been in force for two
                                              years;
                                           b. it is more than 12 months since
                                              the last withdrawal was made; and
                                           c. the amount withdrawn is not more
                                              than 15 percent of the Total
                                              Accumulation Value; or

                                        2. on any portion of the Contract's
                                           Total Accumulation Value applied to
                                           the payment of one of the following
                                           income options: fixed life income
                                           with or without period certain, joint
                                           life and survivor annuity, Variable
                                           life income with or without period
                                           certain and Variable income for joint
                                           life or survivor annuity; or
                                        3. on or after the Maturity Date if the
                                           Contract has been in force for at
                                           least 10 years; or
                                        4. if Annuity Payments are selected to
                                           be made in equal installments over a
                                           period of at least five years (during
                                           such period the elected annuity
                                           benefit cannot be surrendered); or
                                        5. if an Annuitant is disabled
                                           continuously for three months as
                                           defined by IRC Section 72(m)(7) and
                                           satisfactory proof of such disability
                                           is sent to HMLIC's Home Office.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity Contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 are sunsetted or repealed in 2011 unless extended or made permanent. A Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity Contract for a Qualified Plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED CONTRACTS

     The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with your tax advisor for the application of these rules to your specific facts before purchasing an annuity Contract for a Qualified Plan.

     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $14,000 in 2005 ($15,000 in 2006) or 100% of income. Additional catch-up amounts, $4,000 in 2005 ($5,000 in 2006) may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if you are age 50 or older continue to increase after 2006. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity contract accumulations may be eligible for a tax-free rollover or transfer to another Section 403(b) annuity contract or an eligible Qualified Plan. Section 403(b) annuities are subject to the required minimum distributions rules.

     SECTION 408 IRA -- Annual contributions (other than rollover contributions) to an IRA are limited to $4,000 for 2005. Additional catch-up contributions of $500 may be made if the Contract Owner is age 50 or older ($1,000 for 2006). Contribution limits to an IRA are reduced if contributions are also made to a Roth IRA. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2005, if the owner of the IRA contract is covered by another Qualified Plan the deduction phases out when adjusted gross income ("AGI") is between $50,000 and $60,000 for single filers and between $70,000 and $80,000 for married individuals filing jointly. If the owner is not covered by a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. IRA accumulations may be eligible for a tax-free rollover or transfer to another IRA or eligible Qualified Plan. IRAs are subject to required minimum distribution rules.

     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the contract is used for a SEP IRA plan and the Contract Owner has elected to make IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $14,000 for 2005 ($15,000 in 2006). The additional catch-up amount if the individual is age 50 or older also applies, $4,000 for 2005 ($5,000 in 2006). Employer contributions are allowed subject to additional limitations and must be coordinated with other Qualified Plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for IRAs.

     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the contract is used for a SIMPLE IRA, the salary reduction limitation is $10,000 for 2005. As with IRAs, additional contributions are allowed for individuals age 50 and older, $2,000 for 2005 ($2,500 for 2006). Employer contributions are also required and are coordinated with the elective deferral limitations of other Qualified Plans. Rollover rules are similar to IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for IRAs.

     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2005 for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to an IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older of $500 for 2005 ($1,000 for 2006). Contributions to a Roth IRA are not deductible and if the Contract has been in existence for more than five years, certain qualified distributions are not includable in income (e.g. distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs are not subject to the required minimum distribution rules.

     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $14,000 for 2005 ($15,000 for 2006) or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older of $4,000 for 2005 ($5,000 for 2006). A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible Qualified Plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participants and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

     ROLLOVERS -- A rollover, direct rollover or trustee-to-trustee transfer is a tax-free transfer of a distribution from a Qualified Plan to an eligible retirement plan. Distributions that are properly rolled over or transferred are not includable in income until they are ultimately paid out of the Contract. A
Section 401 plan can be rolled over or transferred to another Section 401 plan, an IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. An IRA can be rolled over or transferred to another IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Section 403(b) tax-deferred annuity can be rolled over or transferred to an IRA, a
Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. In all cases the eligible
Section 457 plan must separately account for amounts rolled over or transferred from other non-Section 457 plans.

     For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met. A SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over or transferred tax free to an IRA, a qualified Section 401 plan, a Section 403(b) plan or a Section 457 plan. A Roth IRA can generally only be rolled over to another Roth IRA. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as an IRA contribution.

TAXATION OF CONTRACT BENEFITS

     Amounts contributed through salary reduction, employer contributions or deductible amounts in the case of IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and

403(b) plans will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2; as the result of death or disability; or as a qualified first-time homebuyer distribution.

ADDITIONAL TAXES

PREMATURE DISTRIBUTION TAX

     An additional tax (penalty tax) will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of IRAs to Roth IRAs and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending upon the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life expectancy of the owner or the joint lives of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the contract is an IRA or Roth IRA exception 4) listed above does not apply. In addition, for an IRA or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses and 3) for a qualified first-time home purchase.

     REQUIRED MINIMUM DISTRIBUTION TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year, the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans except Roth IRAs is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death.

     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for IRAs, SEPs and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.
     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed over the longer of the remaining life expectancy of the Contract Owner's designated beneficiary and the remaining life expectancy of the Contract Owner. If there is no designated beneficiary as of the date for determining a designated beneficiary, distributions shall continue over the remaining life expectancy of the Contract Owner.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or roll over the contract to an IRA or any other eligible retirement plan.

     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans with the following exceptions: distributions from IRAs or Roth IRAs; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a ten year period; required minimum distributions; and hardship distributions.

     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding and the Contract Owner has the right to revoke his/her election. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election. For all other payments withholding is generally at a rate of 10%.

     State and/or local tax withholding may also apply.

VOTING RIGHTS

     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                          PAGE
-----                                          ----
General Information and History                  2
Underwriter                                      2
Financial Statements                             2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

______ Statement of Additional Information dated May 1, 2005 for the Separate Account

Please mail the above document to:

________________________________________
(Name)

________________________________________
(Address)

________________________________________
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 1, 2005

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE

COMPANY SEPARATE ACCOUNT
SINGLE PREMIUM CONTRACTS FOR INDIVIDUALS
FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS

     This prospectus offers Variable, non-qualified annuity Contracts to individuals. These Contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium Contracts or were issued as single premium Contracts. These Contracts are no longer issued by HMLIC as single premium Contracts. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio
     Large Value

         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares

         Davis Value PortfolioMid-Size Company Stock Funds
     Mid Blend

         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares

         Fidelity VIP Mid Cap Portfolio SC 2
     Mid Growth

         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities

         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II
     Mid Value
         Strong Opportunity Fund II

Small Company Stock Funds
     Small Blend

         Goldman Sachs VIT Core Small Cap Equity Fund

     Small Growth

         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares

         Credit Suisse Small Cap Growth Portfolio

         Delaware VIP Trend Series

     Small Value

         Royce Capital Fund Small-Cap Portfolio

International Stock Funds

         Wilshire VIT International Equity Fund - Horace Mann Shares

         Fidelity VIP Overseas Portfolio SC 2

Balanced Fund
         Wilshire VIT Balanced Fund - Horace Mann Shares

Bond Funds

         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares

         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2


     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page 29 of this prospectus.

     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED
     BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS
                          OF PRINCIPAL AMOUNT INVESTED.

                   The date of this prospectus is May 1, 2005.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
DEFINITIONS                                                                    3
SUMMARY                                                                        4
TABLE OF ANNUAL OPERATING EXPENSES                                             6
CONDENSED FINANCIAL INFORMATION                                                8
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE
UNDERLYING FUNDS                                                              11
     Horace Mann Life Insurance Company                                       11
     The Separate Account                                                     11
     The Underlying Funds                                                     11
THE CONTRACT                                                                  15
     Contract Owners' Rights                                                  15
     Purchasing the Contract                                                  15
     Purchase Payments                                                        15
         Amount and Frequency of Purchase Payments                            15
         Allocation of Purchase Payments                                      15
         Accumulation Units and Accumulation Unit Value                       15
     Transactions                                                             16
         Transfers                                                            16
         Dollar Cost Averaging                                                16
         Rebalancing                                                          17
         Changes to Purchase Payment Allocations                              17
         Market Timing                                                        17
         Surrender or Withdrawal Before Commencement of Annuity Period        18
         Deferment                                                            18
         Confirmations                                                        18
     Deductions and Expenses                                                  18
         Annual Maintenance Charge                                            18
         Mortality and Expense Risk Fee                                       19
         Surrender Charges                                                    19
         Operating Expenses of the Underlying Funds                           19
         Premium Taxes                                                        19
     Death Benefit Proceeds                                                   19
     Annuity Payments                                                         19
     Annuity Payment Options                                                  19
     Amount of Fixed and Variable Annuity Payments                            20
     Misstatement of Age                                                      21
     Modification of the Contract                                             21
INDIVIDUAL PRODUCT INFORMATION                                                22
TAX CONSEQUENCES                                                              28
     Other Considerations                                                     28
     Separate Account                                                         28
     Contract Owners                                                          28
         Contributions                                                        28
         Distributions Under Non-Qualified Contracts                          28
         Exchanges                                                            28
         Distribution at Death Rules                                          28

         Premature Distribution Tax                                           28

         Withholding                                                          29
VOTING RIGHTS                                                                 29
OTHER INFORMATION                                                             29
ADDITIONAL INFORMATION                                                        29


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The recipient of Annuity Payments.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: This prospectus offers Variable annuity Contracts to individuals as flexible premium Contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MATURITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

     MUTUAL FUND(S): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

     NET PURCHASE PAYMENT: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after any applicable charges.

     SCHEDULED UPDATE: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this prospectus that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Further information can be found in this prospectus, in the Separate Account Statement of Additional Information and in the Contracts. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract(s) only. For information regarding the fixed portion, refer to the Contract(s).

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT"?

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity, but may no longer purchase the single premium annuity. The Contracts offered by this prospectus are designed to provide non-qualified retirement annuities.

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in no more than 24 Subaccounts at any one time.

     (a) SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:


LARGE COMPANY STOCK FUNDS
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio

     Large Value

         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares

         Davis Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend

         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares

         Fidelity VIP Mid Cap Portfolio SC 2

     Mid Growth

         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities

         Putnam VT Vista Fund (IB Shares)
         Strong Mid Cap Growth Fund II(1)

     Mid Value
         Strong Opportunity Fund II(1)

SMALL COMPANY STOCK FUNDS
     Small Blend

         Goldman Sachs VIT Core Small Cap Equity Fund

     Small Growth

         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares

         Credit Suisse Small Cap Growth Portfolio(1)

         Delaware VIP Trend Series

     Small Value

         Royce Capital Fund Small-Cap Portfolio

INTERNATIONAL STOCK FUNDS

         Wilshire VIT International Equity Fund - Horace Mann Shares

         Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND

         Wilshire VIT Balanced Fund - Horace Mann Shares

BOND FUNDS

         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares

         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

(1) On and after June 1, 2004, new Contracts may not have allocations to these Subaccounts, and existing Contracts may not begin or increase allocations to these Subaccounts or START ANY NEW TRANSFERS OF MONEY to these
     Subaccounts:

         Strong Mid Cap Growth Fund
         Strong Opportunity Fund

         Credit Suisse Small Cap Growth Portfolio

     (b) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Maturity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges."

WHAT ARE THE CHARGES OR DEDUCTIONS?

     Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee), is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     No deduction for sales expense is charged on purchase payments, but a decreasing Surrender Charge is assessed against certain withdrawals and surrenders. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. See "Tax Consequences." This Contract might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 15 to 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Maturity Date set by the terms of your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES
--------------------------------------------------------------------------------

     The following tables describe the maximum fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract you own, look in the bottom left hand corner of your Contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a Contract, ask your registered representative which Contract you are purchasing.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

                                                                                                         VARIABLE       VARIABLE
                                               ANNUITY       ANNUITY         ANNUITY          NEW       RETIREMENT     RETIREMENT
                                            ALTERNATIVES  ALTERNATIVES 2  ALTERNATIVES 2   SOLUTIONS      ANNUITY       ANNUITY
                                             (IC-408000)    (IC-437000)    (IC-438000)    (IC-441000)   (IC-417000)   (IC-418000)
                                             -----------   -----------     -----------    -----------   -----------   -----------
Surrender Fees (as a percentage of
  amount surrendered, if applicable)             8%             8%             8%             8%            5%            5%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

                                                                                                         VARIABLE       VARIABLE
                                               ANNUITY       ANNUITY         ANNUITY          NEW       RETIREMENT     RETIREMENT
                                            ALTERNATIVES  ALTERNATIVES 2  ALTERNATIVES 2   SOLUTIONS      ANNUITY       ANNUITY
                                             (IC-408000)    (IC-437000)    (IC-438000)    (IC-441000)   (IC-417000)   (IC-418000)
                                             -----------   -----------     -----------    -----------   -----------   -----------
Annual Contract Fee(1)                          $  25         $  25           $  25          $  25         $  25          $ 25
Separate Account Annual Expenses
  (as a percentage of average account value)
     Mortality and Expense Risk Fees              1.25%         1.25%           1.25%          1.25%         1.25%         1.25%
     Account Fees and Expenses                       0%            0%              0%             0%            0%            0%
Total Separate Account Annual Expenses            1.25%         1.25%           1.25%          1.25%         1.25%         1.25%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES          MINIMUM       MAXIMUM
-----------------------------------------------          -------       -------
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated.(1) The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        ANNUITY ALTERNATIVES (IC-408000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

     1 YEAR           3 YEARS               5 YEARS                10 YEARS
     ------           -------               -------                --------

     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

     1 YEAR           3 YEARS               5 YEARS                10 YEARS
     ------           -------               -------                --------


                ANNUITY ALTERNATIVES 2 (IC-437000 AND IC-438000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

     1 YEAR           3 YEARS               5 YEARS                10 YEARS
     ------           -------               -------                --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

     1 YEAR           3 YEARS               5 YEARS                10 YEARS
     ------           -------               -------                --------


                            NEW SOLUTIONS (IC-441000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

     1 YEAR           3 YEARS               5 YEARS                10 YEARS
     ------           -------               -------                --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

     1 YEAR           3 YEARS               5 YEARS                10 YEARS
     ------           -------               -------                --------


              VARIABLE RETIREMENT ANNUITY (IC-417000 AND IC-418000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

     1 YEAR           3 YEARS               5 YEARS                10 YEARS
     ------           -------               -------                --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

     1 YEAR           3 YEARS               5 YEARS                10 YEARS
     ------           -------               -------                --------


(1) Because the Example assumes a $10,000 investment, the Example does not include the annual contract fee of $25 which is waived if the Contract value equals or exceeds $10,000.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund - Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund
- Horace Mann Shares, Income Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund - Horace Mann Shares, Wilshire VIT International Equity Fund - Horace Mann Shares and Wilshire VIT Socially Responsible Fund - Horace Mann Shares each commenced operations on March 10, 1997.The Delaware VIP Growth Opportunities Series, Lord Abbett Insurance Series Growth/Opportunities, Delaware VIP Trend Series, Goldman Sachs VIT Core Small Cap Equity Fund, Royce Capital Fund Small-Cap Portfolio and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

                                                                                                                 # ACCUMULATION
                                                                        ACCUMULATION            ACCUMULATION          UNITS
                                                                         UNIT VALUE              UNIT VALUE        OUTSTANDING
                                                          YEAR          BEGINNING OF               END OF            END OF
SUBACCOUNT                                               ENDED             PERIOD                  PERIOD            PERIOD
----------                                               -----             ------                  ------            ------

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO           12/31/04    $       12.22            $     13.22           1,143,649

                                                        12/31/03             9.65                  12.22             915,270
                                                        12/31/02            12.97                   9.65             690,067
                                                        12/31/01            14.90                  12.97             431,258
                                                        12/31/00            17.33*                 14.90             123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2             12/31/04    $       13.69            $     14.27             757,537

                                                        12/31/03            11.23                  13.69             535,029
                                                        12/31/02            13.67                  11.23             357,213
                                                        12/31/01            15.20                  13.67             230,640
                                                        12/31/00            16.03*                 15.20              53,980

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                   12/31/04    $      124.84            $    136.05             277,917

                                                        12/31/03            98.66                 124.84             211,435
                                                        12/31/02           128.86                  98.66             151,544
                                                        12/31/01           148.95                 128.86              93,943
                                                        12/31/00           171.04*                148.95              32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                      12/31/04    $       31.79            $     32.38             974,205

                                                        12/31/03            24.28                  31.79             771,644
                                                        12/31/02            35.28                  24.28             595,943
                                                        12/31/01            43.48                  35.28             404,152
                                                        12/31/00            53.82*                 43.48             161,937

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO              12/31/04    $       21.59            $     23.11             818,599

                                                        12/31/03            17.71                  21.59             676,885
                                                        12/31/02            28.94                  17.71             522,390
                                                        12/31/01            31.81                  25.94             357,364
                                                        12/31/00            41.57*                 31.81             130,232

WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES           12/31/04    $       19.76            $     21.51          14,024,912

                                                        12/31/03            15.68                  19.76          15,075,890
                                                        12/31/02            19.70                  15.68          15,849,770
                                                        12/31/01            20.82                  19.70          17,361,722
                                                        12/31/00            22.10                  20.82          18,713,068
                                                        12/31/99            22.97                  22.10          23,693,305
                                                        12/31/98            21.62                  22.97          24,141,182
                                                        12/31/97            17.74                  21.62          21,736,131
                                                        12/31/96            14.33                  17.74          18,086,814
                                                        12/31/95            10.88                  14.33          14,363,155
                                                        12/31/94            11.03                  10.88          12,072,982

                                                                                                                 # ACCUMULATION
                                                                        ACCUMULATION            ACCUMULATION          UNITS
                                                                         UNIT VALUE              UNIT VALUE        OUTSTANDING
                                                          YEAR          BEGINNING OF               END OF            END OF
SUBACCOUNT                                               ENDED             PERIOD                  PERIOD            PERIOD
----------                                               -----             ------                  ------            ------

WILSHIRE VIT SOCIALLY RESPONSIBLE FUND -
HORACE MANN SHARES                                      12/31/04    $       14.85            $     16.61           4,612,921

                                                        12/31/03            11.70                  14.85           4,740,058
                                                        12/31/02            13.70                  11.70           4,803,270
                                                        12/31/01            14.96                  13.70           4,970,814
                                                        12/31/00            13.92                  14.96           4,767,452
                                                        12/31/99            13.00                  13.92           3,893,389
                                                        12/31/98            12.00                  13.00           2,430,089
                                                        12/31/97             9.85                  12.00             698,226

DAVIS VALUE PORTFOLIO                                   12/31/04    $       10.40            $     11.54             612,231

                                                        12/31/03             8.11                  10.40             486,125
                                                        12/31/02             9.80                   8.11             384,920
                                                        12/31/01            11.08                   9.80             333,527
                                                        12/31/00            11.58*                 11.08             134,363

DREYFUS INVESTMENT PORTFOLIO: MID CAP STOCK FUND -
SERVICE SHARES                                          12/31/04    $       15.91*           $     17.90               9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                     12/31/04    $       23.43            $     28.85             954,231

                                                        12/31/03            17.16                  23.43             798,274
                                                        12/31/02            19.31                  17.16             674,016
                                                        12/31/01            20.25                  19.31             551,984
                                                        12/31/00            20.11*                 20.25             231,555

DELAWARE VIP GROWTH OPPORTUNITIES SERIES                12/31/04    $       14.24*           $     15.70              11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES       12/31/04    $       12.00*           $     13.21              22,415

PUTNAM VT VISTA FUND (IB SHARES)                        12/31/04    $       11.56            $     13.54             447,976

                                                        12/31/03             8.79                  11.56             431,300
                                                        12/31/02            12.82                   8.79             375,227
                                                        12/31/01            19.52                  12.82             326,406
                                                        12/31/00            25.13*                 19.52             146,933

STRONG MID CAP GROWTH FUND II                           12/31/04    $       14.40            $     16.95             479,241

                                                        12/31/03            10.86                  14.40             443,966
                                                        12/31/02            17.61                  10.86             371,269
                                                        12/31/01            25.76                  17.61             279,260
                                                        12/31/00            35.99*                 25.76             131,868

STRONG OPPORTUNITY FUND II                              12/31/04    $       25.67            $     29.98             317,641

                                                        12/31/03            18.96                  25.67             298,172
                                                        12/31/02            26.24                  18.96             254,365
                                                        12/31/01            27.60                  26.24             169,801
                                                        12/31/00            28.55*                 27.60              47,165

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND            12/31/04    $       12.99*           $     15.00              17,423

WILSHIRE VIT SMALL CAP GROWTH FUND - HORACE MANN
SHARES                                                  12/31/04    $       11.52            $     11.88           4,302,146

                                                        12/31/03             7.33                  11.52           4,507,783
                                                        12/31/02            12.16                   7.33           4,361,425
                                                        12/31/01            17.54                  12.16           4,399,005
                                                        12/31/00            19.92                  17.54           4,284,826
                                                        12/31/99            11.61                  19.92           2,619,220


                                        9

                                                                                                                 # ACCUMULATION
                                                                        ACCUMULATION            ACCUMULATION          UNITS
                                                                         UNIT VALUE              UNIT VALUE        OUTSTANDING
                                                          YEAR          BEGINNING OF               END OF            END OF
SUBACCOUNT                                               ENDED             PERIOD                  PERIOD            PERIOD
----------                                               -----             ------                  ------            ------
                                                        12/31/98            11.10                  11.61           2,103,641
                                                        12/31/97             9.59                  11.10           1,284,537

C.S. SMALL CAP GROWTH PORTFOLIO                         12/31/04    $       17.03            $     18.65             248,475

                                                        12/31/03            11.61                  17.03             236,965
                                                        12/31/02            17.73                  11.61             207,449
                                                        12/31/01            21.37                  17.73             165,082
                                                        12/31/00            27.32*                 21.37              76,760

DELAWARE VIP TREND SERIES                               12/31/04    $       28.47*           $     30.27               2,275

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO                  12/31/04    $        8.10*           $      9.42              93,281

WILSHIRE VIT INTERNATIONAL EQUITY FUND - HORACE MANN
SHARES                                                  12/31/04    $       10.68            $     11.67           3,099,530

                                                        12/31/03             8.16                  10.68           3,072,915
                                                        12/31/02            10.47                   8.16           2,970,500
                                                        12/31/01            14.39                  10.47           2,935,800
                                                        12/31/00            17.67                  14.39           2,650,938
                                                        12/31/99            11.72                  17.67           1,187,606
                                                        12/31/98             9.98                  11.72             696,337
                                                        12/31/97             9.74                   9.98             464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                    12/31/04    $       17.21            $     19.27             643,917

                                                        12/31/03            12.18                  17.21             430,503
                                                        12/31/02            15.50                  12.18             308,350
                                                        12/31/01            19.91                  15.50             209,742
                                                        12/31/00            23.13*                 19.91              70,810

WILSHIRE VIT BALANCED FUND - HORACE MANN SHARES         12/31/04    $       18.59            $     19.86          13,172,538

                                                        12/31/03            15.74                  18.59          14,094,671
                                                        12/31/02            17.39                  15.74          14,804,752
                                                        12/31/01            17.36                  17.39          16,254,478
                                                        12/31/00            17.41                  17.36          17,553,416
                                                        12/31/99            17.83                  17.41          22,621,955
                                                        12/31/98            16.78                  17.83          23,286,358
                                                        12/31/97            14.28                  16.78          22,095,620
                                                        12/31/96            12.22                  14.28          20,098,949
                                                        12/31/95             9.75                  12.22          17,804,536
                                                        12/31/94             9.97                   9.75          15,666,817

WILSHIRE VIT INCOME FUND - HORACE MANN SHARES           12/31/04    $       16.30            $     16.89           1,300,042

                                                        12/31/03            15.39                  16.30           1,210,705
                                                        12/31/02            14.29                  15.39           1,187,910
                                                        12/31/01            13.27                  14.29             936,292
                                                        12/31/00            12.34                  13.27             827,539
                                                        12/31/99            12.70                  12.34           1,034,296
                                                        12/31/98            11.90                  12.70           1,060,399
                                                        12/31/97            11.02                  11.90             784,296
                                                        12/31/96            10.78                  11.02             942,068
                                                        12/31/95             9.49                  10.78             938,069
                                                        12/31/94             9.85                   9.49             945,569

WILSHIRE VIT SHORT-TERM INVESTMENT FUND - HORACE MANN
SHARES                                                  12/31/04    $       10.86            $     10.85             270,993


                                                                                                                 # ACCUMULATION
                                                                        ACCUMULATION            ACCUMULATION          UNITS
                                                                         UNIT VALUE              UNIT VALUE        OUTSTANDING
                                                          YEAR          BEGINNING OF               END OF            END OF
SUBACCOUNT                                               ENDED             PERIOD                  PERIOD            PERIOD
----------                                               -----             ------                  ------            ------
                                                        12/31/03            10.88                  10.86             427,380
                                                        12/31/02            10.83                  10.88             367,360
                                                        12/31/01            10.42                  10.83             237,129
                                                        12/31/00             9.97                  10.42             205,055
                                                        12/31/99             9.64                   9.97             132,903
                                                        12/31/98             9.30                   9.64             120,651
                                                        12/31/97             8.97                   9.30             122,530
                                                        12/31/96             8.65                   8.97             125,251
                                                        12/31/95             8.34                   8.65             110,931
                                                        12/31/94             8.13                   8.34             125,199

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                 12/31/04    $        9.06            $      9.79             256,027

                                                        12/31/03             7.23                   9.06             177,129
                                                        12/31/02             7.09                   7.23              90,168
                                                        12/31/01             8.15                   7.09              57,319
                                                        12/31/00             9.77*                  8.15              32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2       12/31/04    $       15.10            $     15.54             975,233

                                                        12/31/03            14.56                  15.10             921,950
                                                        12/31/02            13.39                  14.56             677,140
                                                        12/31/01            12.54                  13.39             283,612
                                                        12/31/00            11.98*                 12.54              24,851



* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 19.

     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the Subaccounts.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

ALLIANCE

     The AllianceBernstein Premier Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Premier Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

CREDIT SUISSE

     The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2003, the market capitalization of the companies in the Russell 2000 Index ranged from $42 million to $2.02 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Trust Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.

DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities of companies with market capitalizations of at least $10 billion that the adviser believes to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.


DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace, and have the fundamental characteristics to support continued growth. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, studies demographic changes, follows consumer trends and limits its stock search to companies it believes have products or services that can capitalize on changes in the marketplace. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

DREYFUS

     The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests at least 80 percent of its assets in midcap stocks. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares' stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares is advised by Dreyfus.

FIDELITY INVESTMENTS

     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Index 500 Portfolio Service Class 2 shares is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P
500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

GOLDMAN SACHS

     The investment objective of the Goldman Sachs VIT Core Small Cap Equity Fund is the long-term growth of capital. The Core portfolio is managed to have similar risk, capitalization, industry exposure and style characteristics to its benchmark, the Russell 2000, while seeking to add incremental return through better stock selection. The Small Cap Equity Fund uses a broad diversification across the U.S. small-cap stock universe with an advantage of quantitative and qualitative management techniques. The Goldman Sachs VIT Core Small Cap Equity Fund is advised by Goldman Sachs Asset Management, L.P.

JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its Assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation by investing primarily in the stocks of mid-sized U.S. and multinational companies, from which the fund managers expect above-average earnings growth. The fund focuses on mid-sized companies, which historically, have offered better growth prospects than large-cap stocks, are potentially less volatile than a portfolio of small-cap stocks and seeks up-and-coming companies with solid business fundamentals that have the potential to be tomorrow's industry leaders. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in mid-sized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

STRONG

     The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value" -- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

     The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The fund invests substantially in the technology sector. The fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity or to enhance the fund's return). The fund may utilize an active trading approach. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or reduction in earnings) or to take advantage of a better investment opportunity. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund - Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

     The primary investment objective of the Wilshire VIT Balanced Fund - Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund - Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund - Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund - Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Small Cap Growth Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund - Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. New Star Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund - Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks and debt securities convertible into common stocks) of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.  Do not produce tobacco products;

     2.  Do not produce alcoholic beverages;

     3.  Do not own and/or operate casinos or manufacture gaming devices;

     4.  Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences." Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.


     This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

     Applications for Contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

PURCHASE PAYMENTS

     AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS -- Purchase payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of your product.

     ALLOCATION OF PURCHASE PAYMENTS -- All or part of the Net Purchase Payments made may be allocated to one or more Subaccounts. The minimum purchase payment amount allocated to any Subaccount in any given Contract Year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Purchase payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation

Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was established on the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds - Horace Mann Shares refers to the date Wellington Management became their investment adviser.

                                                                 ACCUMULATION
SUBACCOUNT                                              DATE      UNIT VALUE
----------                                              ----      ----------

J. P. Morgan U.S. Large Cap Core Equity Portfolio     09/05/00      $17.33
Fidelity VIP Growth & Income Portfolio SC 2           09/05/00       16.03
Fidelity VIP Index 500 Portfolio SC 2                 09/05/00      171.04
Fidelity VIP Growth Portfolio SC 2                    09/05/00       53.82
AllianceBernstein Premier Growth Portfolio            09/05/00       41.57
Wilshire VIT Equity Fund - Horace Mann Shares         11/01/89        7.11
Wilshire VIT Socially Responsible Fund -
Horace Mann Shares                                    03/10/97        9.85
Davis Value Portfolio                                 09/05/00       11.58
Dreyfus Investment Portfolio: Mid Cap Stock Fund -
Service Shares                                        06/01/04       15.91
Fidelity VIP Mid Cap Portfolio SC 2                   09/05/00       20.11
Delaware VIP Growth Opportunities Series              06/01/04       14.24
Lord Abbett Insurance Series Growth/Opportunities     06/01/04       12.00
Putnam VT Vista Fund                                  09/05/00       25.13
Goldman Sachs VIT Core Small Cap Equity Fund          06/01/04       12.99
Strong Mid Cap Growth Fund II                         09/05/00       35.99
Strong Opportunity Fund II                            09/05/00       28.55
Wilshire VIT Small Cap Growth Fund - Horace
Mann Shares                                           03/10/97        9.59
C.S. Small Cap Growth Portfolio                       09/05/00       27.32
Wilshire VIT International Equity Fund -
Horace Mann Shares                                    03/10/97        9.74
Delaware VIP Trend Series                             06/01/04       28.47
Royce Capital Fund Small-Cap Portfolio                06/01/04        8.10
Fidelity VIP Overseas Portfolio SC 2                  09/05/00       23.13
Wilshire VIT Balanced Fund - Horace Mann Shares       11/01/89        6.71
Wilshire VIT Income Fund - Horace Mann Shares         11/01/89        7.17
Wilshire VIT Short-Term Investment Fund -
Horace Mann Shares                                    11/01/89        6.99
Fidelity VIP High Income Portfolio SC 2               09/05/00        9.77
Fidelity VIP Investment Grade Bond Portfolio SC 2     09/05/00       11.98

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     o the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     o plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     o minus the dollar amount of the mortality and expense risk charge we deduct for each day in the Valuation Period;
     o divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, prior to the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:

     Strong Mid Cap Growth Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio

     CHANGES TO PURCHASE PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and
(3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:

     Strong Mid Cap Growth Fund
     Strong Opportunity Fund
     Credit Suisse Small Cap Growth Portfolio

     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it reserves the right to take action to protect the other investors.

     Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among the Subaccounts, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations and/or terminating the contract.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- If not restricted by the IRC, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the "Individual Product Information" section.

     Surrender Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the purchase payment is paid.

     Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Surrender Charge may not exceed 9% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of purchase payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE CHARGE -- An annual maintenance charge of no more than $25 is deducted from each Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on your Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the "Individual Product Information" section for the M&E Fee on your Contract.

     SURRENDER CHARGES -- If not restricted by the IRC, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to your Contract. See the "Individual Product Information" section for the Surrender Charge on your Contract.

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this Contract. The premium tax, if any, is deducted when purchase payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. Additional information about the death benefit of a specific Contract is located in the "Individual Product Information" section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received in HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your purchase payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual & annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH OR WITHOUT PERIOD CERTAIN -- The life option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.

     JOINT AND SURVIVOR LIFE ANNUITY -- This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

     INCOME FOR FIXED AMOUNT -- This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

     INTEREST INCOME PAYMENTS -- This option provides Annuity Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. The Annuitant may elect another income option at the end of any payment period, or may withdraw the Contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the Annuitant agreed to receive Annuity Payments. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may:

     a)  receive the proceeds in a lump sum, or
     b)  leave the Contract with HMLIC, or
     c)  select any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value. Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed fixed Annuity Payment. These payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit value at the date of payment. The Annuity Unit value will change between Valuation Dates to reflect the investment experience of each Subaccount.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund - Horace Mann Shares, Wilshire VIT Balanced Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

o The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

o If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE

     If the age of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct age. If the Annuity Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION

  ANNUITY ALTERNATIVES (IC-40800) (NO LONGER FOR SALE IN MOST STATES)
  -------------------------------------------------------------------

ISSUE AGES                               This Contract may be issued to anyone between the ages of 0-85.

MINIMUM CONTRIBUTION                     $25 per month

ANNUAL MAINTENANCE FEE                   $25 per year.  This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                1.25%

DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract, less any applicable premium tax; or
                                         2.  the sum of all purchase payments paid under the Contract, less any applicable premium tax and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY         4.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT                         4.00%
  ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited

MAXIMUM # OF TRANSFERS PER YEAR          Unlimited

FEE FOR EACH TRANSFER                    $5.00.  However, HMLIC is currently waiving this fee.
 (ONLY APPLIES TO TRANSFERS FROM THE
  FIXED ACCOUNT TO SUBACCOUNT(S))

EARLY WITHDRAWAL PENALTY                 5% at any time other than renewal through age 65.
  FIXED ACCOUNT ONLY                     The early withdrawal penalty is currently being waived on
                                         transfers within a Contract from the fixed account to a Subaccount.

                                         If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

SURRENDER CHARGES                        During Contract Year                 Percent charged
                                         --------------------                 ---------------
                                                1                                    8%
                                                2                                    8%
                                                3                                    6%
                                                4                                    4%
                                                5                                    2%
                                           Thereafter                                0%

WAIVER OF SURRENDER
 CHARGE/EARLY                            No Surrender Charge or early withdrawal penalty will be imposed:
 WITHDRAWAL PENALTY                      1.   on a withdrawal if all the following occur:
 (FREE OUT PROVISION)                         a.  it is made after the Contract has been in force two years;
                                              b.  it is more than 12 months since the last transfer or withdrawal was made;
                                              c.  the amount is not more than 15 percent of the then current Fixed Cash Value; and
                                              d.  the amount is not more than 15 percent of the then current Variable Cash Value; or
                                         2.   on any portion of the Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or


                                       27



          ANNUITY ALTERNATIVES (IC-408000) (NO LONGER OFFERED FOR SALE)
          -------------------------------------------------------------

                                         3.   on or after the Maturity Date if the Contract has been in force for at least 10 years;
                                              or
                                         4.   if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered);
                                              or
                                         5.   if an Annuitant is disabled continuously for three months as defined by IRC Section
                                              72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.

                           ANNUITY ALTERNATIVES II (IC-437000) (NO LONGER OFFERED FOR SALE IN MOST STATES)
                           -------------------------------------------------------------------------------
ISSUE AGES                               This Contract may be issued to anyone between the ages of 0-54.

MINIMUM CONTRIBUTION                     $25 per month

ANNUAL MAINTENANCE FEE                   $25 per year.  This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                1.25%

DEATH BENEFIT The beneficiary will receive the greater of:

                                         1.   the Total Accumulation Value of the Contract less any applicable premium tax, or
                                         2.   the sum of all purchase payments paid under the Contract, less any applicable premium tax and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY         3.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT                         3.00%
  ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited

MAXIMUM # OF TRANSFERS PER YEAR          Unlimited

FEE FOR EACH TRANSFER                    $0

EARLY WITHDRAWAL PENALTY                 5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to the
  FIXED ACCOUNT ONLY                     Annuitant's attainment of age 65. At that time the fee will decrease by 1% per year.

                                         The early withdrawal penalty is waived on each Scheduled Update.

                                         If money is transferred from the fixed account to the Separate Account and withdrawn within
                                         365 days of the transfer, the early withdrawal penalty will be charged.

                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

SURRENDER CHARGES                        During Contract Year                 Percent charged
                                         --------------------                 ---------------
                                               1                                     8%
                                               2                                     7%
                                               3                                     6%
                                               4                                     4%
                                               5                                     2%
                                          Thereafter                                 0%





                                       29

WAIVER OF SURRENDER CHARGE/EARLY         No Surrender Charge or early withdrawal penalty will be imposed:
  WITHDRAWAL PENALTY                     1.   on a withdrawal if all of the following occur:
  (FREE OUT PROVISION)                        a.  a withdrawal is made after the Contract has been in force two years; and
                                              b.  it is more than 12 months since the last withdrawal was made; and
                                              c.  the amount withdrawn is not more than 15 percent of the Total Accumulation Value;
                                                  or
                                         2.   on any portion of this Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                         3.   if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                         4.   if an Annuitant is disabled continuously for three months as defined by IRC Section
                                              72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.

                           ANNUITY ALTERNATIVES II (IC-438000) (NO LONGER OFFERED FOR SALE IN MOST STATES)
                           -------------------------------------------------------------------------------
ISSUE AGES                               This Contract may be issued to anyone between the ages of 55-85.

MINIMUM CONTRIBUTION                     $25 per month

ANNUAL MAINTENANCE FEE                   $25 per year.  This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                1.25%

DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.   the Total Accumulation Value of the Contract less any applicable premium tax; or
                                         2.   the sum of all purchase payments paid under the Contract, less any applicable premium tax and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY         3.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT                         3.00%
  ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited

MAXIMUM # OF TRANSFERS PER YEAR          Unlimited

FEE FOR EACH TRANSFER                    $0

EARLY WITHDRAWAL PENALTY                 None

SURRENDER CHARGES                        During Contract Year                 Percent charged
                                         --------------------                 ---------------
                                               1                                     8%
                                               2                                     7%
                                               3                                     6%
                                               4                                     4%
                                               5                                     2%
                                            Thereafter                               0%


WAIVER OF SURRENDER CHARGE               No Surrender Charge will be imposed:
  (FREE OUT PROVISION)                   1.   on a withdrawal if all of the following occur:
                                              a.  a withdrawal is made after the Contract has been in force two years;
                                              b.  it is more than 12 months since the last withdrawal was made; and
                                              c.  the amount withdrawn is not more than 15 percent of the Total Accumulation Value;
                                                  or
                                         2.   on any portion of this Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                         3.   if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                         4.   if an Annuitant is disabled continuously for three months as defined by IRC Section
                                              72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.

                                NEW SOLUTIONS (IC-441000) (NO LONGER OFFERED FOR SALE IN MOST STATES)
                                ---------------------------------------------------------------------
ISSUE AGES                               This Contract may be issued to anyone between the ages of 0-85.

MINIMUM CONTRIBUTION                     $25 per month

ANNUAL MAINTENANCE FEE                   $25 per year.  This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                1.25%

DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.   the Total Accumulation Value of the Contract less any applicable premium tax; or
                                         2.   the sum of all purchase payments paid under the Contract, less any applicable premium tax and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY         3.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT                         3.00%
  ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited

MAXIMUM # OF TRANSFERS PER YEAR          Unlimited

FEE FOR EACH TRANSFER                    $0

EARLY WITHDRAWAL PENALTY                 None

SURRENDER CHARGES                        During Contract Year                 Percent charged
                                         --------------------                 ---------------
                                                  1                                  8%
                                                  2                                  7%
                                                  3                                  6%
                                                  4                                  5%
                                                  5                                  4%
                                                  6                                  3%
                                                  7                                  2%
                                                  8                                  1%
                                             Thereafter                              0%


WAIVER OF SURRENDER CHARGE               No Surrender Charge will be imposed:
  (FREE OUT PROVISION)                   1.   on a withdrawal if all of the following occur:
                                              a.  a withdrawal is made after the Contract has been in force two years;
                                              b.  it is more than 12 months since the last withdrawal was made; and
                                              c.  the amount withdrawn is not more than 15 percent of the Total Accumulation Value;
                                                  or
                                         2.   on any portion of this Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                         3.   if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                         4.   if an Annuitant is disabled continuously for three months as defined by IRC Section
                                              72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.

     INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY CONTRACT (IC-417000) (NO LONGER OFFERED FOR SALE)
     --------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                               This Contract was issued to anyone between the ages of 0-54.

MINIMUM CONTRIBUTION                     $2,000

ANNUAL MAINTENANCE FEE                   $25 per year.  This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                1.25%

DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.   the Total Accumulation Value of the Contract less any applicable premium tax; or
                                         2.   the purchase payment paid under the Contract less any applicable premium tax and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY         4.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT                         4.00%
  ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited

MAXIMUM # OF TRANSFERS PER YEAR          Unlimited

FEE FOR EACH TRANSFER                    $0

EARLY WITHDRAWAL PENALTY                 5% at any time other than renewal through age 65.
  FIXED ACCOUNT ONLY                     The early withdrawal penalty is currently being waived on transfers within a Contract from the fixed account to a Subaccount.

                                         If money is transferred from the fixed account to the Separate Account and withdrawn within
                                         365 days of the transfer, the early withdrawal penalty will be charged.

                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

SURRENDER CHARGES                        During Contract Year                 Percent charged
                                         --------------------                 ---------------
                                                1                                   5%
                                                2                                   4%
                                                3                                   3%
                                                4                                   2%
                                                5                                   1%
                                           Thereafter                               0%

WAIVER OF SURRENDER CHARGE/EARLY         No Surrender Charge or early withdrawal penalty will be imposed:
  WITHDRAWAL PENALTY                     1.   on a withdrawal if all the following occur:
  (FREE OUT PROVISION)                        a.  it is made after the Contract has been in force 2 years;
                                              b.  it is more than 12 months since the last transfer or withdrawal was made;
                                              c.  the amount is not more than 15 percent of the then current Fixed Cash Value; and
                                              d.  the amount is not more than 15 percent of the then current Variable Cash Value; or

                                         2.   on any portion of the Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                         3.   on or after the Maturity Date if the Contract has been in force for at least 10 years;
                                              or
                                         4.   if a distribution is required by the IRC; or
                                         5.   if an Annuitant is disabled continuously for three months as defined by IRC Section
                                              72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.

     INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY CONTRACT (IC-418000) (NO LONGER OFFERED FOR SALE)
     --------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                               This Contract was issued to anyone between the ages of 55-85.

MINIMUM CONTRIBUTION                     $2,000

ANNUAL MAINTENANCE FEE                   $25 per year.  This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                1.25%

DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.   the Total Accumulation Value of the Contract less any applicable premium tax; or
                                         2.   the purchase payment paid under the Contract less any applicable premium tax and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY         4.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT                         4.00%
  ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited

MAXIMUM # OF TRANSFERS PER YEAR          Unlimited

FEE FOR EACH TRANSFER                    $0

EARLY WITHDRAWAL PENALTY                 None

SURRENDER CHARGES                        During Contract Year                   Percent charged
                                                                           Fixed             Variable
                                                 1                           8%                  5%
                                                 2                           7%                  4%
                                                 3                           6%                  3%
                                                 4                           5%                  2%
                                                 5                           4%                  1%
                                                 6                           3%                  0%
                                                 7                           2%                  0%
                                                 8                           1%                  0%
                                             Thereafter                      0%                  0%


WAIVER OF SURRENDER CHARGE               No Surrender Charge will be imposed:
  (FREE OUT PROVISION)                   1.   on a withdrawal if all the following occur:
                                              a.  it is made after the Contract has been in force 2 years;
                                              b.  it is more than 12 months since the last transfer or withdrawal was made;
                                              c.  the amount is not more than 15 percent of the then current Fixed Cash Value; and
                                              d.  the amount is not more than 15 percent of the then current Variable Cash Value; or

                                         2.   on any portion of the Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or

                                         3.   if Annuity Payments are selected to be made in equal installments over a period which extends to or beyond the eighth Contract anniversary; or

                                         4.   on or after the Maturity Date if the Contract has been in force for at least 8 years;
                                              or

                                         5.   if a distribution is required by the IRC; or

                                         6.   if an Annuitant is disabled continuously for three months as defined by IRC Section
                                              72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity Contracts are extremely complex and often difficult to comprehend. The discussion does not address special rules, prior tax laws or state or local tax laws. A Contract Owner or a prospective Contract Owner considering purchase of an annuity Contract should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

     CONTRIBUTIONS -- No limitations are imposed on the amount of contributions made to a non-qualified Contract.

     DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS -- Contract Owners of non-qualified Contracts who are natural persons are not subject to federal income tax on earnings until Annuity Payments are received under the Contract. Contract Owners of non-qualified Contracts are not subject to the required minimum distribution rules under the IRC.

     A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax under the rules of
Section 72 of the IRC. If the distribution is a full or partial surrender, the amount of the distribution will be treated as gross income to the extent the cash value of the Contract (determined without regard to any Surrender Charge in the case of a partial withdrawal) immediately before the distribution exceeds the investment in the Contract. The investment in the Contract is the total of all purchase payments paid under a Contract less any previous distributions that were excluded from the Contract Owner's income. Any taxable portion is taxed at ordinary income rates. This is known as the 'interest-first' rule.

     For Contracts issued before August 14, 1982, distributions are taxed differently. If the Contract contains only purchase payments and related earnings made before August 14, 1982, distributions are taxed under the cost recovery rule. The cost recovery rule provides that distributions are tax-free until they exceed the investment in the Contract. If a Contract issued before August 14, 1982 has purchase payments and related earnings from both before and after August 14, 1982, the distributions are allocable in the following order: first from the investment made before August 14, 1982; second from earnings allocable to the investment made before August 14, 1982; third from earnings allocable to the investment made after August 13, 1982; and finally from the investment made after August 13, 1982.

     If distributions are made pursuant to an Annuity Payment option, that portion of each Annuity payment which represents the Contract Owner's investment in the Contract is excluded from income. The determination of the portion that represents the investment in the Contract is made using the exclusion ratio rules under Section 72 of the IRC. The exclusion ratio is the ratio that the total investment in the Contract bears to the total amount expected to be received under the Contract. For Contracts with annuity starting dates after December 31, 1986, the exclusion ratio will apply until the investment in the Contract has been fully recovered. Once the investment in the Contract has been recovered, the entire amount of each subsequent Annuity payment is fully taxable. For Contracts with annuity starting dates before December 31, 1986, the exclusion ratio applies to all payments.

     EXCHANGES -- The accumulated value of the Contract may be eligible for a tax-free exchange under Section 1035 of the IRC. A replacement Contract obtained in a tax-free exchange will maintain the same relationship of investments in the Contract and allocable earnings as the replaced Contract for purposes of determining the amount of a distribution includable in income. However, a Contract issued before January 18, 1985 and not previously subject to the distribution at death rules (below) will generally be subject to such rules after an exchange.

     DISTRIBUTION AT DEATH RULES -- In order to be treated as an annuity Contract, a Contract must meet the following two distributions rules.

     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse is treated as the owner.

     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will generally apply to distributions made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. Certain distributions are exempt from this penalty tax and include payments (i) made as the result of the Contract Owner's death or disability, (ii) that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and beneficiary and (iii) that are attributable to the investment in the Contract before August 14, 1982 (and related earnings on that investment).

     WITHHOLDING -- Distributions that are includable in income are subject to withholding of federal income tax unless the Contract Owner can validly elect not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding and the Contract Owner has the right to revoke his or her election. For all other payments, withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election.

     State and/or local tax withholding may also apply.

VOTING RIGHTS

     Each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

     TOPIC                                                 PAGE
     -----                                                 ----
     General Information and History                        2
     Underwriter                                            2
     Financial Statements                                   2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

Statement of Additional Information dated May 1, 2005 for the Separate Account



Please mail the above document to:


--------------------------------------------------
(Name)

--------------------------------------------------
(Address)

--------------------------------------------------
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT
VARIABLE SOLUTIONS II

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 1, 2005

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

     This prospectus offers a Variable, non-qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:


Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio
     Large Value
         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace
Mann Shares
         Davis Value Portfolio
Mid-Size Company Stock Funds
     Mid Blend
         Dreyfus Investment Portfolio: Mid Cap Stock
            Fund -- Service Shares
         Fidelity VIP Mid Cap Portfolio SC 2
     Mid Growth
         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities
         Putnam VT Vista Fund (IB Shares)
     Mid Value
Small Company Stock Funds
     Small Blend
         Goldman Sachs VIT Core Small Cap Equity Fund
     Small Growth
         Wilshire VIT Small Cap Growth Fund - Horace
Mann Shares
         Delaware VIP Trend Series
     Small Value
         Royce Capital Fund Small-Cap Portfolio
International Stock Funds
         Wilshire VIT International Equity Fund - Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
         Wilshire VIT Balanced Fund - Horace Mann Shares
Bond Funds
         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace
Mann Shares
         Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2


     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 26 of this prospectus.

     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

      THESECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY
         ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.

                   The date of this prospectus is May 1, 2005.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
DEFINITIONS                                                                   3
SUMMARY                                                                       4
TABLE OF ANNUAL OPERATING EXPENSES                                            6
CONDENSED FINANCIAL INFORMATION                                               7
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND
  THE UNDERLYING FUNDS                                                       11
     Horace Mann Life Insurance Company                                      11
     The Separate Account                                                    11
     The Underlying Funds                                                    11
THE CONTRACT                                                                 16
     Contract Owners' Rights                                                 16
     Purchasing the Contract                                                 17
     Premium Payments                                                        17
         Amount and Frequency of Premium Payments                            17
         Allocation of Premium Payments                                      17
         Accumulation Units and Accumulation Unit Value                      17
     Transactions                                                            18
         Transfers                                                           18
         Dollar Cost Averaging                                               18
         Rebalancing                                                         19
         Changes to Premium Payment Allocations                              20
         Market Timing                                                       20
         Surrender or Withdrawal Before Commencement of Annuity Period       20
         Deferment                                                           21
         Confirmations                                                       21
     Deductions and Expenses                                                 21
         Annual Maintenance Fee                                              21
         Mortality and Expense Risk Fee                                      21
         Surrender Charges                                                   21
         Operating Expenses of the Underlying Funds                          21
         Premium Taxes                                                       21
     Death Benefit Proceeds                                                  21
     Annuity Payments                                                        22
     Annuity Payment Options                                                 22
     Amount of Fixed and Variable Annuity Payments                           23
     Misstatement of Age or Sex                                              23
     Modification of the Contract                                            24
TAX CONSEQUENCES                                                             24
     Other Considerations                                                    24
     Separate Account                                                        24
     Contract Owners                                                         24
         Contributions                                                       24
         Distributions Under Non-Qualified Contracts                         24
         Contracts Owned by Non-Natural Persons                              24
         Exchanges                                                           25
         Distribution at Death Rules                                         25
         Premature Distribution Tax                                          25
         Withholding                                                         25
VOTING RIGHTS                                                                25
OTHER INFORMATION                                                            25
ADDITIONAL INFORMATION                                                       26


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity Contract this prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contract offered by this prospectus is designed to provide non-qualified retirement annuities.

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (A) SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio

     Large Value
         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares Davis Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend
         Dreyfus Investment Portfolio: Mid Cap Stock
            Fund -- Service Shares
         Fidelity VIP Mid Cap Portfolio SC 2

     Mid Growth
         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities
         Putnam VT Vista Fund (IB Shares)

     Mid Value

SMALL COMPANY STOCK FUNDS
     Small Blend
         Goldman Sachs VIT Core Small Cap Equity Fund

     Small Growth
         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares
         Delaware VIP Trend Series

     Small Value
         Royce Capital Fund Small-Cap Portfolio

INTERNATIONAL STOCK FUNDS
         Wilshire VIT International Equity Fund - Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
         Wilshire VIT Balanced Fund - Horace Mann Shares

BOND FUNDS
         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2


     (B) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee), is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     No deduction for sales expense is charged on premium payments, but a decreasing Surrender Charge is assessed against surrenders, and withdrawals. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES
--------------------------------------------------------------------------------

     The following tables describe the maximum fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

Surrender Fees (as a percentage of                   8%
  amount surrendered, if applicable)

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(1)                            $  25
Separate Account Annual Expenses
  (as a percentage of average account
value)
     Mortality and Expense Risk Fees              1.25%
     Account Fees and Expenses                       0%
Total Separate Account Annual Expenses            1.25%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES              MINIMUM    MAXIMUM
-----------------------------------------------              -------    -------
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service
(12b-1) fees and other expenses)

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated.(1) The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR             3 YEARS             5 YEARS           10 YEARS
          ------             -------             -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR             3 YEARS             5 YEARS           10 YEARS
          ------             -------             -------           --------

(1) Because the Example assumes a $10,000 investment, the Example does not include the annual contract fee of $25 which is waived if the Contract value equals or exceeds $10,000.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund - Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund
- Horace Mann Shares, Income Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund - Horace Mann Shares, Wilshire VIT International Equity Fund - Horace Mann Shares and Wilshire VIT Socially Responsible Fund - Horace Mann Shares each commenced operations on March 10, 1997. The Delaware VIP Growth Opportunities Series, Lord Abbett Insurance Series Growth/Opportunities, Delaware VIP Trend Series, Goldman Sachs VIT Core Small Cap Equity Fund, Royce Capital Fund Small-Cap Portfolio and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

                                                                          #ACCUMULATION
                                              ACCUMULATION  ACCUMULATION      UNITS
                                               UNIT VALUE    UNIT VALUE    OUTSTANDING
                                       YEAR   BEGINNING OF     END OF         END OF
SUBACCOUNT                            ENDED      PERIOD        PERIOD         PERIOD
----------                            -----      ------        ------         ------
JPMORGAN U.S. LARGE CAP CORE
 EQUITY PORTFOLIO                    12/31/04   $  12.22      $  13.22      1,143,649
                                     12/31/03       9.65         12.22        915,270
                                     12/31/02      12.97          9.65        690,067
                                     12/31/01      14.90         12.97        431,258
                                     12/31/00      17.33*        14.90        123,796

FIDELITY VIP GROWTH & INCOME
 PORTFOLIO SC 2                      12/31/04   $  13.69      $  14.27        757,537
                                     12/31/03      11.23         13.69        535,029
                                     12/31/02      13.67         11.23        357,213
                                     12/31/01      15.20         13.67        230,640
                                     12/31/00      16.03*        15.20         53,980

FIDELITY VIP INDEX 500
 PORTFOLIO SC 2                      12/31/04   $ 124.84      $ 136.05        277,917
                                     12/31/03      98.66        124.84        211,435
                                     12/31/02     128.86         98.66        151,544
                                     12/31/01     148.95        128.86         93,943
                                     12/31/00     171.04*       148.95         32,999

FIDELITY VIP GROWTH
 PORTFOLIO SC 2                      12/31/04   $  31.79      $  32.38        974,205
                                     12/31/03      24.28         31.79        771,644
                                     12/31/02      35.28         24.28        595,943
                                     12/31/01      43.48         35.28        404,152
                                     12/31/00      53.82*        43.48        161,937

ALLIANCEBERNSTEIN PREMIER
 GROWTH PORTFOLIO                    12/31/04   $  21.59      $  23.11        818,599
                                     12/31/03      17.71         21.59        676,885
                                     12/31/02      25.94         17.71        522,390
                                     12/31/01      31.81         25.94        357,364
                                     12/31/00      41.57*        31.81        130,232

WILSHIRE VIT EQUITY FUND -
 HORACE MANN SHARES                  12/31/04   $  19.76      $  21.51     14,024,912
                                     12/31/03      15.68         19.76     15,075,890
                                     12/31/02      19.70         15.68     15,849,770
                                     12/31/01      20.82         19.70     17,361,722
                                     12/31/00      22.10         20.82     18,713,068
                                     12/31/99      22.97         22.10     23,693,305
                                     12/31/98      21.62         22.97     24,141,182
                                     12/31/97      17.74         21.62     21,736,131
                                     12/31/96      14.33         17.74     18,086,814
                                     12/31/95      10.88         14.33     14,363,155
                                     12/31/94      11.03         10.88     12,072,982

                                                                          #ACCUMULATION
                                              ACCUMULATION  ACCUMULATION      UNITS
                                               UNIT VALUE    UNIT VALUE    OUTSTANDING
                                       YEAR   BEGINNING OF     END OF         END OF
SUBACCOUNT                            ENDED      PERIOD        PERIOD         PERIOD
----------                            -----      ------        ------         ------
WILSHIRE VIT SOCIALLY RESPONSIBLE
 FUND - HORACE MANN SHARES           12/31/04   $  14.85      $  16.61      4,612,921
                                     12/31/03      11.70         14.85      4,740,058
                                     12/31/02      13.70         11.70      4,803,270
                                     12/31/01      14.96         13.70      4,970,814
                                     12/31/00      13.92         14.96      4,767,452
                                     12/31/99      13.00         13.92      3,893,389
                                     12/31/98      12.00         13.00      2,430,089
                                     12/31/97       9.85         12.00        698,226

DAVIS VALUE PORTFOLIO                12/31/04   $  10.40      $  11.54        612,231
                                     12/31/03       8.11         10.40        486,125
                                     12/31/02       9.80          8.11        384,920
                                     12/31/01      11.08          9.80        333,527
                                     12/31/00      11.58*        11.08        134,363

DREYFUS INVESTMENT PORTFOLIO: MID
 CAP STOCK  FUND - SERVICE SHARES    12/31/04   $  15.91*     $  17.90          9,576

FIDELITY VIP MID CAP PORTFOLIO
 SC 2                                12/31/04   $  23.43      $  28.85        954,231
                                     12/31/03      17.16         23.43        798,274
                                     12/31/02      19.31         17.16        674,016
                                     12/31/01      20.25         19.31        551,984
                                     12/31/00      20.11*        20.25        231,555

DELAWARE VIP GROWTH
 OPPORTUNITIES SERIES                12/31/04   $  14.24*     $  15.70         11,064

LORD ABBETT INSURANCE SERIES
 GROWTH/OPPORTUNITIES                12/31/04   $  12.00*     $  13.21         22,415

PUTNAM VT VISTA FUND (IB SHARES)     12/31/04   $  11.56      $  13.54        447,976
                                     12/31/03       8.79         11.56        431,300
                                     12/31/02      12.82          8.79        375,227
                                     12/31/01      19.52         12.82        326,406
                                     12/31/00      25.13*        19.52        146,933





GOLDMAN SACHS VIT CORE SMALL CAP
  EQUITY FUND                        12/31/04   $  12.99*     $  15.00         17,423

WILSHIRE VIT SMALL CAP GROWTH FUND -
 HORACE MANN SHARES                  12/31/04   $  11.52      $  11.88      4,302,146
                                     12/31/03       7.33         11.52      4,507,783
                                     12/31/02      12.16          7.33      4,361,425
                                     12/31/01      17.54         12.16      4,399,005
                                     12/31/00      19.92         17.54      4,284,826
                                     12/31/99      11.61         19.92      2,619,220
                                     12/31/98      11.10         11.61      2,103,641
                                     12/31/97       9.59         11.10      1,284,537

                                                                          #ACCUMULATION
                                              ACCUMULATION  ACCUMULATION      UNITS
                                               UNIT VALUE    UNIT VALUE    OUTSTANDING
                                       YEAR   BEGINNING OF     END OF         END OF
SUBACCOUNT                            ENDED      PERIOD        PERIOD         PERIOD
----------                            -----      ------        ------         ------
DELAWARE VIP TREND SERIES            12/31/04   $  28.47*     $  30.27          2,275

ROYCE CAPITAL FUND SMALL-CAP
 PORTFOLIO                           12/31/04   $   8.10*     $   9.42         93,281

WILSHIRE VIT INTERNATIONAL EQUITY
 FUND - HORACE MANN SHARES           12/31/04   $  10.68      $  11.67      3,099,530
                                     12/31/03       8.16         10.68      3,072,915
                                     12/31/02      10.47          8.16      2,970,500
                                     12/31/01      14.39         10.47      2,935,800
                                     12/31/00      17.67         14.39      2,650,938
                                     12/31/99      11.72         17.67      1,187,606
                                     12/31/98       9.98         11.72        696,337
                                     12/31/97       9.74          9.98        464,676

FIDELITY VIP OVERSEAS PORTFOLIO
 SC 2                                12/31/04   $  17.21      $  19.27        643,917
                                     12/31/03      12.18         17.21        430,503
                                     12/31/02      15.50         12.18        308,350
                                     12/31/01      19.91         15.50        209,742
                                     12/31/00      23.13*        19.91         70,810

WILSHIRE VIT BALANCED FUND -
 HORACE MANN SHARES                  12/31/04   $  18.59      $  19.86     13,172,538
                                     12/31/03      15.74         18.59     14,094,671
                                     12/31/02      17.39         15.74     14,804,752
                                     12/31/01      17.36         17.39     16,254,478
                                     12/31/00      17.41         17.36     17,553,416
                                     12/31/99      17.83         17.41     22,621,955
                                     12/31/98      16.78         17.83     23,286,358
                                     12/31/97      14.28         16.78     22,095,620
                                     12/31/96      12.22         14.28     20,098,949
                                     12/31/95       9.75         12.22     17,804,536
                                     12/31/94       9.97          9.75     15,666,817

WILSHIRE VIT INCOME FUND - HORACE
 MANN SHARES                         12/31/04   $  16.30      $  16.89      1,300,042
                                     12/31/03      15.39         16.30      1,210,705
                                     12/31/02      14.29         15.39      1,187,910
                                     12/31/01      13.27         14.29        936,292
                                     12/31/00      12.34         13.27        827,539
                                     12/31/99      12.70         12.34      1,034,296
                                     12/31/98      11.90         12.70      1,060,399
                                     12/31/97      11.02         11.90        784,296
                                     12/31/96      10.78         11.02        942,068
                                     12/31/95       9.49         10.78        938,069
                                     12/31/94       9.85          9.49        945,569

WILSHIRE VIT SHORT-TERM INVESTMENT
 FUND - HORACE MANN SHARES           12/31/04   $  10.86      $  10.85        270,993
                                     12/31/03      10.88         10.86        427,380
                                     12/31/02      10.83         10.88        367,360
                                     12/31/01      10.42         10.83        237,129
                                     12/31/00       9.97         10.42        205,055
                                     12/31/99       9.64          9.97        132,903

                                                                          #ACCUMULATION
                                              ACCUMULATION  ACCUMULATION      UNITS
                                               UNIT VALUE    UNIT VALUE    OUTSTANDING
                                       YEAR   BEGINNING OF     END OF         END OF
SUBACCOUNT                            ENDED      PERIOD        PERIOD         PERIOD
----------                            -----      ------        ------         ------
                                     12/31/98       9.30          9.64        120,651
                                     12/31/97       8.97          9.30        122,530
                                     12/31/96       8.65          8.97        125,251
                                     12/31/95       8.34          8.65        110,931
                                     12/31/94       8.13          8.34        125,199

FIDELITY VIP HIGH INCOME
 PORTFOLIO SC 2                      12/31/04   $   9.06      $   9.79        256,027
                                     12/31/03       7.23          9.06        177,129
                                     12/31/02       7.09          7.23         90,168
                                     12/31/01       8.15          7.09         57,319
                                     12/31/00       9.77*         8.15         32,064

FIDELITY VIP INVESTMENT GRADE BOND
 PORTFOLIO SC 2                      12/31/04   $  15.10      $  15.54        975,233
                                     12/31/03      14.56         15.10        921,950
                                     12/31/02      13.39         14.56        677,140
                                     12/31/01      12.54         13.39        283,612
                                     12/31/00      11.98*        12.54         24,851


* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 18.

     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

ALLIANCE

     The AllianceBernstein Premier Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Premier Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities of companies with market capitalizations of at least $10 billion that the adviser believes to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace, and have the fundamental characteristics to support continued growth. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, studies demographic changes, follows consumer trends and limits its stock search to companies it believes have products or services that can capitalize on changes in the marketplace. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly owned subsidiary of Delaware Management Holdings, Inc.

DREYFUS

     The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests at least 80 percent of its assets in midcap stocks. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares' stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares is advised by Dreyfus.

FIDELITY INVESTMENTS

     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Index 500 Portfolio Service Class 2 shares is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P
500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

GOLDMAN SACHS

     The investment objective of the Goldman Sachs VIT Core Small Cap Equity Fund is the long-term growth of capital. The Core portfolio is managed to have similar risk, capitalization, industry exposure and style characteristics to its benchmark, the Russell 2000, while seeking to add incremental return through better stock selection. The Small Cap Equity Fund uses a broad diversification across the U.S. small-cap stock universe with an advantage of quantitative and qualitative management techniques. The Goldman Sachs VIT Core Small Cap Equity Fund is advised by Goldman Sachs Asset Management, L.P.

JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation by investing primarily in the stocks of mid-sized U.S. and multinational companies, from which the fund managers expect above-average earnings growth. The fund focuses on mid-sized companies, which historically, have offered better growth prospects than large-cap stocks, are potentially less volatile than a portfolio of small-cap stocks and seeks up-and-coming companies with solid business fundamentals that have the potential to be tomorrow's industry leaders. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund - Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund.

     The primary investment objective of the Wilshire VIT Balanced Fund - Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund - Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund - Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund - Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Small Cap Growth Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund - Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. New Star Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund - Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks and debt securities convertible into common stocks) of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.  Do not produce tobacco products;

     2.  Do not produce alcoholic beverages;

     3.  Do not own and/or operate casinos or manufacture gaming devices;

     4.  Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

     Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

     ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds - Horace Mann Shares refers to the date Wellington Management became their investment adviser.

                                                           ACCUMULATION
SUBACCOUNT                                       DATE       UNIT VALUE
----------                                       ----       ----------

JPMorvan U.S. Large Cap Core Equity
Portfolio                                      09/05/00       $17.33
Fidelity VIP Growth & Income
Portfolio SC 2                                 09/05/00        16.03
Fidelity VIP Index 500 Portfolio SC 2          09/05/00       171.04
Fidelity VIP Growth Portfolio SC 2             09/05/00        53.82
AllianceBernstein Premier Growth
   Portfolio                                   09/05/00        41.57
Wilshire VIT Equity Fund - Horace
Mann Shares                                    11/01/89         7.11
Wilshire VIT Socially Responsible
Fund - Horace Mann Shares                      03/10/97         9.85
Davis Value Portfolio                          09/05/00        11.58
Dreyfus Investment Portfolio: Mid
Cap Stock Fund - Service Shares                06/01/04        15.91
Fidelity VIP Mid Cap Portfolio SC 2            09/05/00        20.11
Delaware VIP Growth Opportunities
Series                                         06/01/04        14.24
Lord Abbett Insurance Series
Growth/Opportunities                           06/01/04        12.00
Putnam VT Vista Fund                           09/05/00        25.13


Goldman Sachs VIT Core Small Cap
Equity Fund                                    06/01/04        12.99
Wilshire VIT Small Cap Growth Fund -
Horace Mann Shares                             03/10/97         9.59

Delaware VIP Trend Series                      06/01/04        28.47
Royce Capital Fund Small-Cap
Portfolio                                      06/01/04         8.10
Wilshire VIT International Equity
Fund - Horace Mann Shares                      03/10/97         9.74
Fidelity VIP Overseas Portfolio SC 2           09/05/00        23.13
Wilshire VIT Balanced Fund - Horace
Mann Shares                                    11/01/89         6.71
Wilshire VIT Income Fund - Horace
Mann Shares                                    11/01/89         7.17
Wilshire VIT Short-Term Investment
Fund - Horace Mann Shares                      11/01/89         6.99
Fidelity VIP High Income Portfolio
SC 2                                           09/05/00         9.77
Fidelity VIP Investment Grade Bond
Portfolio SC 2                                 09/05/00        11.98

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

o the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
o plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
o minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;
o divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

o No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
o Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     CHANGES TO PREMIUM PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it reserves the right to take action to protect the other investors.

     Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among the Subaccounts, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations and/or terminating the contract.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- If not restricted by the IRC, a Contract Owner may surrender the contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Variable Subaccount are subject to the Surrender Charges shown in "Deductions and Expenses -- Surrender Charges."

     Surrender Charges are applied to the withdrawals based on the effective date of the contract and not on the date the premium payment is paid.

     Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of net premium payment(s) to a Subaccount during the lifetime of the contract. For example, if a Contract Owner's Subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Surrender Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

     SURRENDER CHARGES -- If not restricted by the IRC, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges for your Contract are:

   DURING CONTRACT YEAR       PERCENTAGE OF AMOUNT WITHDRAWN
   --------------------       ------------------------------
            1                               8%
            2                              7.5%
            3                               7%
            4                               6%
            5                               5%
            6                               4%
            7                               3%
            8                               2%
            9                               1%
        Thereafter                          0%

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, you may make a withdrawal with no Surrender Charge. Please see your Contract for further details.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement.

     If there have been no previous withdrawals or loans the death benefit is the greater of:

     1.   the Total Accumulation Value; or

     2.   the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:

     1.   the Total Accumulation Value; or

     2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR LIFE ONLY, 10, 15, OR 20 YEARS - Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Annuity payments for this annuity option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all guaranteed annuity payments have been made, the remaining guaranteed annuity payments will be paid to the Contract Owner, if living, otherwise to theBeneficiary(ies) as scheduled.

After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

PAYMENTS FOR A SPECIFIED PERIOD - Annuity payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.

Annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all annuity payments have been made, the remaining annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, the Contract Owner may change this annuity option, withdraw a portion of the Annuitized Value or surrender this option. Any change or withdrawal the Contract Owner makes may affect annuity payments. Surrender Charges may apply. If the Contract Owner surrenders this option, annuity payments will cease and the contract will terminate. Thereafter, HMLIC will be free of any liability for this terminated contract.

JOINT AND SURVIVOR ANNUITY Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor:
(1) 50 percent; (2) two-thirds; or (3) 100 percent of the annuity payments paid (or the number of Annuity Units) while both Annuitants were living.

Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, annuity payments cease.

If the Contract Owner dies while at least one Annuitant is living, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

After the Annuity Date, this annuity option cannot be changed and Surrenders cannot be made.

     The Annuitized Value applied to purchase variable annuity payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for annuity payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a variable annuity option will be the same amount as the initial monthly annuity payment purchased per $1,000 applied to the corresponding fixed annuity option.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a) receive the proceeds in a lump sum less any applicable Surrender Charges, or

     b)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of net premium payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

         ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund - Horace Mann Shares, Wilshire VIT Balanced Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     o The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

     o If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 6% per year. Any underpayments including 6% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts are extremely complex and often difficult to comprehend. The discussion does not address special rules, prior tax laws or state or local tax laws. A Contract Owner or a prospective Contract Owner considering purchase of an annuity contract should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

     CONTRIBUTIONS -- No limitations are imposed on the amount of contributions made to a non-qualified Contract.

     DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS -- Contract Owners of non-qualified Contracts who are natural persons are not subject to federal income tax on earnings until Annuity Payments are received under the Contract. Contract Owners of non-qualified Contracts are not subject to the required minimum distribution rules under the IRC.

     A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax under the rules of
Section 72 of the IRC. If the distribution is a full or partial surrender, the amount of the distribution will be treated as gross income to the extent the cash value of the Contract (determined without regard to any Surrender Charge in the case of a partial withdrawal) immediately before the distribution exceeds the investment in the Contract. The investment in the Contract is the total of all premium payments paid under a Contract less any previous distributions that were excluded from the Contract Owner's income. Any taxable portion is taxed at ordinary income rates. This is known as the 'interest-first' rule.

     For Contracts issued before August 14, 1982 distributions are taxed differently. If the Contract contains only premium payments and related earnings made before August 14, 1982, distributions are taxed under the cost recovery rule. The cost recovery rule provides that distributions are tax-free until they exceed the investment in the Contract. If a Contract issued before August 14, 1982 has premium payments and related earnings from both before and after August 14, 1982, the distributions are allocable in the following order: first from the investment made before August 14, 1982; second from earnings allocable to the investment made before August 14, 1982; third from earnings allocable to the investment made after August 13, 1982 and finally from the investment made after August 13, 1982.

     If distributions are made pursuant to an Annuity Payment option, that portion of each Annuity Payment which represents the Contract Owner's investment in the Contract is excluded from income. The determination of the portion that represents the investment in the Contract is made using the exclusion ratio rules under Section 72 of the IRC. The exclusion ratio is the ratio that the total investment in the Contract bears to the total amount expected to be received under the Contract. For Contracts with annuity starting dates after December 31, 1986 the exclusion ratio will apply until the investment in the Contract has been fully recovered. Once the investment in the Contract has been recovered the entire amount of each subsequent Annuity Payment is fully taxable. For Contracts with annuity starting dates before December 31, 1986 the exclusion ratio applies to all payments.

     CONTRACTS OWNED BY NON-NATURAL PERSONS -- Generally, if the Contract is owned by a non-natural person (for example, a corporation), the income on the Contract is includable in taxable income each year. In addition, the distribution rules discussed below will be applicable upon the death of or a change in the primary Annuitant. There are exceptions to these rules including Contracts held by certain retirement plans, estates of a decedent and certain trusts treated as individuals.

     EXCHANGES -- The accumulated value of the Contract may be eligible for a tax-free exchange under Section 1035 of the IRC. A replacement Contract obtained in a tax-free exchange will maintain the same relationship of investments in the Contract and allocable earnings as the replaced Contract for purposes of determining the amount of a distribution includable in income. However, a Contract issued before January 18, 1985 and not previously subject to the distribution at death rules (below) will generally be subject to such rules after an exchange.

     DISTRIBUTION AT DEATH RULES -- In order to be treated as an annuity contract, a Contract must meet the following two distributions rules.

     1. If the Contract Owner dies on or after the Annuity Date and has designated a beneficiary, any remaining balance must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

     2. If the Contract Owner dies before the Annuity Date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse is treated as the owner.

     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will generally apply to distributions made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. Certain distributions are exempt from this penalty tax and include payments (i) made as the result of the Contract Owner's death or disability,
(ii) that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and beneficiary and (iii) that are attributable to the investment in the Contract before August 14, 1982 (and related earnings on that investment).

     WITHHOLDING -- Distributions that are includable in income are subject to withholding of federal income tax unless the Contract Owner can validly elect not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld.

     State and/or local tax withholding may also apply.

VOTING RIGHTS

     Each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                                PAGE
-----                                                ----
General Information and History                       2
Underwriter                                           2
Financial Statements                                  2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

_____ Statement of Additional Information dated May 1, 2005 for the Separate Account

Please mail the above document to:

___________________________________
(Name)

___________________________________
(Address)

___________________________________
(City/State/Zip)

PROSPECTUS

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS
VARIABLE SOLUTIONS II AND MAXIMUM SOLUTIONS II

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 1, 2005

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS

     This prospectus offers Variable, qualified annuity Contracts to individuals. The Contracts are issued by Horace Mann Life Insurance Company ("HMLIC") as flexible premium Contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC"). Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:


Large Company Stock Funds
         Large Blend
                  JPMorgan U.S. Large Cap Core Equity Portfolio
                  Fidelity VIP Growth & Income Portfolio SC 2
                  Wilshire 5000 Index Portfolio
                  Fidelity VIP Index 500 Portfolio SC 2
         Large Growth
                  Fidelity VIP Growth Portfolio SC 2
                  AllianceBernstein Premier Growth Portfolio
                  Wilshire Large Company Growth Portfolio
         Large Value
                  Wilshire VIT Equity Fund - Horace Mann Shares
                  Wilshire VIT Socially Responsible Fund - Horace Mann Shares Davis Value Portfolio
                  Wilshire Large Company Value Portfolio
Mid-Size Company Stock Funds
         Mid Blend
                  Dreyfus Investment Portfolio: Mid Cap Stock
                     Fund -- Service Shares
                  Fidelity VIP Mid Cap Portfolio SC 2
                  Rainier Small/Mid Cap Equity Portfolio
         Mid Growth
                  Delaware VIP Growth Opportunities Series
                  Lord Abbett Insurance Series Growth/Opportunities
                  Putnam VT Vista Fund (IB Shares)
         Mid Value
                  Ariel Appreciation Fund
Small Company Stock Funds
         Small Blend
              Goldman Sachs VIT Core Small Cap Equity Fund
              Neuberger Berman Genesis Fund -- Advisor Class
         Small Growth
              Wilshire VIT Small Cap Growth Fund - Horace Mann Shares
              Delaware VIP Trend Series
              Wilshire Small Company Growth Portfolio
         Small Value
              Ariel Fund
              Royce Capital Fund Small-Cap Portfolio
              Wilshire Small Company Value Portfolio
International Stock Funds
              Wilshire VIT International Equity Fund - Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
              Wilshire VIT Balanced Fund - Horace Mann Shares
Bond Funds
              Wilshire VIT Income Fund - Horace Mann Shares Wilshire VIT Short-Term Investment Fund - Horace Mann Shares Fidelity VIP High Income Portfolio SC 2 Fidelity VIP Investment Grade Bond Portfolio SC 2

     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 37 of this prospectus.

     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
           APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE
                          ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
         GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR
      GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE
                   POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                   The date of this prospectus is May 1, 2005.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
DEFINITIONS                                                                   3
SUMMARY                                                                       5
TABLE OF ANNUAL OPERATING EXPENSES                                            9
CONDENSED FINANCIAL INFORMATION                                              11
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND
  THE UNDERLYING FUNDS                                                       17
         Horace Mann Life Insurance Company                                  17
         The Separate Account                                                17
         The Underlying Funds                                                17
THE CONTRACTS                                                                24
         Contract Owners' Rights                                             24
         Purchasing the Contract                                             25
         Premium Payments                                                    25
                  Amount and Frequency of Premium Payments                   25
                  Allocation of Premium Payments                             25
                  Accumulation Units and Accumulation Unit Value             25
         Transactions                                                        27
                  Transfers                                                  27
                  Dollar Cost Averaging                                      28
                  Rebalancing                                                28
                  Changes to Premium Allocations                             29
         Market Timing                                                       30
                  Surrender or Withdrawal Before Commencement of
                   Annuity Period                                            30
                  Deferment                                                  31
                  Confirmations                                              31
         Deductions and Expenses                                             32
                  Annual Maintenance Fee                                     32
                  Mortality and Expense Risk Fee                             32
                  Surrender Charges                                          32
                  Operating Expenses of the Underlying Funds                 32
                  Premium Taxes                                              32
         Death Benefit Proceeds                                              32
         Annuity Payments                                                    33
         Annuity Payment Options                                             33
         Amount of Fixed and Variable Annuity Payments                       35
         Misstatement of Age or Sex                                          35
         Modification of the Contract                                        36
TAX CONSEQUENCES                                                             39
         Other Considerations                                                39
         Separate Account                                                    39
         Contract Owners                                                     39
                  Contribution Limitations and General Requirements
                   Applicable to Qualified Contracts                         39
         Taxation of Contract Benefits                                       41
         Additional Taxes                                                    42
VOTING RIGHTS                                                                43
OTHER INFORMATION                                                            43
ADDITIONAL INFORMATION                                                       45

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under a Contract.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity Contracts this prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC
Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     SURRENDER CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contracts. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contracts offered by this prospectus are Qualified Plans.

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

    You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

    (A)  SEPARATE ACCOUNT

    Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
         Large Blend
                  JPMorgan U.S. Large Cap Core Equity Portfolio
                  Fidelity VIP Growth & Income Portfolio SC 2
         Wilshire 5000 Index Portfolio
         Fidelity VIP Index 500 Portfolio SC 2

         Large Growth
         Fidelity VIP Growth Portfolio SC 2
         AllianceBernstein Premier Growth Portfolio
         Wilshire Large Company Growth Portfolio

         Large Value
         Wilshire VIT Equity Fund - Horace Mann Shares
         Wilshire VIT Socially Responsible Fund - Horace Mann Shares Davis Value Portfolio
         Wilshire Large Company Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
         Mid Blend
         Dreyfus Investment Portfolio: Mid Cap Stock
            Fund -- Service Shares
                  Fidelity VIP Mid Cap Portfolio SC 2
                  Rainier Small/Mid Cap Equity Portfolio

         Mid Growth
         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities
         Putnam VT Vista Fund (IB Shares)

         Mid Value
         Ariel Appreciation Fund(1)

SMALL COMPANY STOCK FUNDS
         Small Blend
         Goldman Sachs VIT Core Small Cap Equity Fund
         Neuberger Berman Genesis Fund -- Advisor Class

         Small Growth
         Wilshire VIT Small Cap Growth Fund - Horace Mann Shares
         Delaware VIP Trend Series
         Wilshire Small Company Growth Portfolio

         Small Value
         Ariel Fund(1)
         Royce Capital Fund Small-Cap Portfolio
         Wilshire Small Company Value Portfolio

INTERNATIONAL STOCK FUNDS
         Wilshire VIT International Equity Fund - Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
                  Wilshire VIT Balanced Fund - Horace Mann Shares

BOND FUNDS
         Wilshire VIT Income Fund - Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund - Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

(1) These Funds are not available as an investment option for a 457(b) Contract.


     (B) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee) is deducted from the Separate Account. This fee is computed on a daily basis. See the "Individual Product Information" section for the mortality and expense risk fee of your product.

     Variable Solutions II has an annual maintenance fee that may not exceed $25 and is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions II does not have an annual maintenance fee.

     No deduction for sales expense is charged on premium payments, but a decreasing Surrender Charge is assessed against surrenders, and withdrawals. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES
--------------------------------------------------------------------------------

     The following tables describe the maximum fees and expenses that you may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract you own, look in the bottom left hand corner of your Contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a Contract, ask your registered representative which Contract you are purchasing.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

                                            Variable           Maximum
                                          Solutions II      Solutions II
                                           (IC-450000)       (IC-451000)
Surrender Fees (as a percentage of
  amount surrendered, if applicable)            8%                7%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

                                            Variable           Maximum
                                          Solutions II      Solutions II
                                           (IC-450000)       (IC-451000)

Annual Contract Fee(1)                         $25                $0
Separate Account Annual Expenses
  (as a percentage of average account
value)
     Mortality and Expense Risk Fees          1.25%             0.95%
     Account Fees and Expenses                   0%                0%
Total Separate Account Annual Expenses        1.25%             0.95%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES              MINIMUM     MAXIMUM
-----------------------------------------------              -------     -------
 (expenses that are deducted from Underlying Fund assets,       %           %
 including management fees, distribution and/or service
 (12b-1) fees and other expenses)

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                      Variable Solutions II (IC-450000)(1)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
          ------             -------            -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
          ------             -------            -------           --------


                        Maximum Solutions II (IC-451000)

     If you surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
          ------             -------            -------           --------


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
          ------             -------            -------           --------

(1) Because the Example assumes a $10,000 investment, the Example does not include the annual contract fee of $25 which is waived if the Contract value equals or exceeds $10,000, if applicable.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund - Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund
- Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund
- Horace Mann Shares, Wilshire VIT International Equity Fund - Horace Mann Shares and Wilshire VIT Socially Responsible Fund - Horace Mann Shares each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Insurance Series Growth/Opportunities, Goldman Sachs VIT Core Small Cap Equity Fund, Delaware VIP Trend Series and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

                                                                                                              #ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION       UNITS
                                                                                 UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                                     YEAR       BEGINNING OF      END OF          END OF
SUBACCOUNT                                                           ENDED         PERIOD         PERIOD          PERIOD
----------                                                           -----         ------         ------          ------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO                      12/31/04       $  12.22       $  13.22       1,143,649
                                                                   12/31/03           9.65          12.22         915,270
                                                                   12/31/02          12.97           9.65         690,067
                                                                   12/31/01          14.90          12.97         431,258
                                                                   12/31/00          17.33*         14.90         123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2                        12/31/04       $  13.69       $  14.27         757,537
                                                                   12/31/03          11.23          13.69         535,029
                                                                   12/31/02          13.67          11.23         357,213
                                                                   12/31/01          15.20          13.67         230,640
                                                                   12/31/00          16.03*         15.20          53,980

WILSHIRE 5000 INDEX PORTFOLIO -- INVESTMENT CLASS                  12/31/04       $   9.05       $   9.94         787,993
                                                                   12/31/03           7.07           9.05         541,013
                                                                   12/31/02           9.08           7.07         365,881
                                                                   12/31/01          10.38           9.08         213,861
                                                                   12/31/00          12.23*         10.38          40,024

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                              12/31/04       $ 124.84       $ 136.05         277,917
                                                                   12/31/03          98.66         124.84         211,435
                                                                   12/31/02         128.86          98.66         151,544
                                                                   12/31/01         148.95         128.86          93,943
                                                                   12/31/00         171.04*        148.95          32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                                 12/31/04       $  31.79       $  32.38         974,205
                                                                   12/31/03          24.28          31.79         771,644
                                                                   12/31/02          35.28          24.28         595,943
                                                                   12/31/01          43.48          35.28         404,152
                                                                   12/31/00          53.82*         43.48         161,937

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO                         12/31/04       $  21.59       $  23.11         818,599
                                                                   12/31/03          17.71          21.59         676,885

                                                                                                              #ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION       UNITS
                                                                                 UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                                     YEAR       BEGINNING OF      END OF          END OF
SUBACCOUNT                                                           ENDED         PERIOD         PERIOD          PERIOD
----------                                                           -----         ------         ------          ------
                                                                   12/31/02          25.94          17.71         522,390
                                                                   12/31/01          31.81          25.94         357,364
                                                                   12/31/00          41.57*         31.81         130,232

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO -- INVESTMENT CLASS        12/31/04       $  29.13       $  30.72         324,321
                                                                   12/31/03          23.32          29.13         228,018
                                                                   12/31/02          30.18          23.32         160,285
                                                                   12/31/01          36.63          30.18          99,528
                                                                   12/31/00          46.36*         36.63          16,962

WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES                      12/31/04       $  19.76       $  21.51      14,024,912
                                                                   12/31/03          15.68          19.76      15,075,890
                                                                   12/31/02          19.70          15.68      15,849,770
                                                                   12/31/01          20.82          19.70      17,361,722
                                                                   12/31/00          22.10          20.82      18,713,068
                                                                   12/31/99          22.97          22.10      23,693,305
                                                                   12/31/98          21.62          22.97      24,141,182
                                                                   12/31/97          17.74          21.62      21,736,131
                                                                   12/31/96          14.33          17.74      18,086,814
                                                                   12/31/95          10.88          14.33      14,363,155
                                                                   12/31/94          11.03          10.88      12,072,982

WILSHIRE VIT SOCIALLY RESPONSIBLE FUND - HORACE MANN SHARES        12/31/04       $  14.85       $  16.61       4,612,921
                                                                   12/31/03          11.70          14.85       4,740,058
                                                                   12/31/02          13.70          11.70       4,803,270
                                                                   12/31/01          14.96          13.70       4,970,814
                                                                   12/31/00          13.92          14.96       4,767,452
                                                                   12/31/99          13.00          13.92       3,893,389
                                                                   12/31/98          12.00          13.00       2,430,089
                                                                   12/31/97           9.85          12.00         698,226

                                                                                                              #ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION       UNITS
                                                                                 UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                                     YEAR       BEGINNING OF      END OF          END OF
SUBACCOUNT                                                           ENDED         PERIOD         PERIOD          PERIOD
----------                                                           -----         ------         ------          ------
DAVIS VALUE PORTFOLIO                                              12/31/04       $  10.40       $  11.54         612,231
                                                                   12/31/03           8.11          10.40         486,125
                                                                   12/31/02           9.80           8.11         384,920
                                                                   12/31/01          11.08           9.80         333,527
                                                                   12/31/00          11.58*         11.08         134,363

WILSHIRE LARGE COMPANY VALUE PORTFOLIO                             12/31/04       $  21.61       $  24.19         729,103
                                                                   12/31/03          17.02          21.61         611,659
                                                                   12/31/02          20.83          17.02         472,191
                                                                   12/31/01          21.34          20.83         266,320
                                                                   12/31/00          19.91*         21.34          23,435

DREYFUS INVESTMENT PORTFOLIO: MID CAP STOCK FUND - SERVICE
SHARES                                                             12/31/04       $  15.91*      $  17.90           9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                                12/31/04       $  23.43       $  28.85         954,231
                                                                   12/31/03          17.16          23.43         798,274
                                                                   12/31/02          19.31          17.16         674,016
                                                                   12/31/01          20.25          19.31         551,984
                                                                   12/31/00          20.11*         20.25         231,555

RAINIER SMALL/MID CAP EQUITY PORTFOLIO                             12/31/04       $  30.15       $  34.96         303,239
                                                                   12/31/03          20.87          30.15         247,172
                                                                   12/31/02          26.42          20.87         194,166
                                                                   12/31/01          27.84          26.42         135,479
                                                                   12/31/00          30.39*         27.84          51,884

DELAWARE VIP GROWTH OPPORTUNITIES SERIES                           12/31/04       $  14.24*      $  15.70          11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES                  12/31/04       $  12.00*      $  13.21          22,415

PUTNAM VT VISTA FUND (IB SHARES)                                   12/31/04       $  11.56       $  13.54         447,976
                                                                   12/31/03           8.79          11.56         431,300
                                                                   12/31/02          12.82           8.79         375,227
                                                                   12/31/01          19.52          12.82         326,406
                                                                   12/31/00          25.13*         19.52         146,933

ARIEL APPRECIATION FUND                                            12/31/04       $  42.98       $  48.02         798,279
                                                                   12/31/03          33.22          42.98         612,277
                                                                   12/31/02          37.51          33.22         411,440
                                                                   12/31/01          31.01*         37.51         115,976

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND                       12/31/04       $ 12.99*       $  15.00          17,423

                                                                                                              #ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION       UNITS
                                                                                 UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                                     YEAR       BEGINNING OF      END OF          END OF
SUBACCOUNT                                                           ENDED         PERIOD         PERIOD          PERIOD
----------                                                           -----         ------         ------          ------
NEUBERGER BERMAN GENESIS FUND -- ADVISOR CLASS                     12/31/04       $  23.74       $  27.77         642,198
                                                                   12/31/03          18.30          23.74         513,797
                                                                   12/31/02          19.14          18.30         409,931
                                                                   12/31/01          17.35          19.14         228,309
                                                                   12/31/00          15.84*         17.35          14,507

WILSHIRE VIT SMALL CAP GROWTH FUND - HORACE MANN SHARES            12/31/04       $  11.52       $  11.88       4,302,146
                                                                   12/31/03           7.33          11.52       4,507,783
                                                                   12/31/02          12.16           7.33       4,361,425
                                                                   12/31/01          17.54          12.16       4,399,005
                                                                   12/31/00          19.92          17.54       4,284,826
                                                                   12/31/99          11.61          19.92       2,619,220
                                                                   12/31/98          11.10          11.61       2,103,641
                                                                   12/31/97           9.59          11.10       1,284,537

DELAWARE VIP TREND SERIES                                          12/31/04       $ 28.47*       $  30.27           2,275

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO                            12/31/04       $  17.54       $  20.30         121,774
                                                                   12/31/03          12.96          17.54          92,724
                                                                   12/31/02          15.23          12.96          65,352
                                                                   12/31/01          15.87          15.23          28,130
                                                                   12/31/00          17.80*         15.87           8,061

ARIEL FUND                                                         12/31/04       $  45.16       $  54.42         486,122
                                                                   12/31/03          35.70          45.16         376,980
                                                                   12/31/02          38.12          35.70         255,196
                                                                   12/31/01          34.63*         38.12          65,549

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO                             12/31/04       $  8.10*       $   9.42          93,281

WILSHIRE SMALL COMPANY VALUE PORTFOLIO                             12/31/04       $  19.45       $  23.60         140,474
                                                                   12/31/03          14.43          19.45         122,082
                                                                   12/31/02          15.88          14.43         115,069
                                                                   12/31/01          13.72          15.88          80,507
                                                                   12/31/00          12.31*         13.72           5,138

WILSHIRE VIT INTERNATIONAL EQUITY FUND - HORACE MANN SHARES        12/31/04       $  10.68       $  11.67       3,099,530
                                                                   12/31/03           8.16          10.68       3,072,915
                                                                   12/31/02          10.47           8.16       2,970,500

                                                                                                              #ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION       UNITS
                                                                                 UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                                     YEAR       BEGINNING OF      END OF          END OF
SUBACCOUNT                                                           ENDED         PERIOD         PERIOD          PERIOD
----------                                                           -----         ------         ------          ------
                                                                   12/31/01          14.39          10.47       2,935,800
                                                                   12/31/00          17.67          14.39       2,650,938
                                                                   12/31/99          11.72          17.67       1,187,606
                                                                   12/31/98           9.98          11.72         696,337
                                                                   12/31/97           9.74           9.98         464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                               12/31/04       $  17.21       $  19.27         643,917
                                                                   12/31/03          12.18          17.21         430,503
                                                                   12/31/02          15.50          12.18         308,350
                                                                   12/31/01          19.91          15.50         209,742
                                                                   12/31/00          23.13*         19.91          70,810

WILSHIRE VIT BALANCED FUND - HORACE MANN SHARES                    12/31/04       $  18.59       $  19.86      13,172,538
                                                                   12/31/03          15.74          18.59      14,094,671
                                                                   12/31/02          17.39          15.74      14,804,752
                                                                   12/31/01          17.36          17.39      16,254,478
                                                                   12/31/00          17.41          17.36      17,553,416
                                                                   12/31/99          17.83          17.41      22,621,955
                                                                   12/31/98          16.78          17.83      23,286,358
                                                                   12/31/97          14.28          16.78      22,095,620
                                                                   12/31/96          12.22          14.28      20,098,949
                                                                   12/31/95           9.75          12.22      17,804,536
                                                                   12/31/94           9.97           9.75      15,666,817

WILSHIRE VIT INCOME FUND - HORACE MANN SHARES                      12/31/04       $  16.30       $  16.89       1,300,042
                                                                   12/31/03          15.39          16.30       1,210,705
                                                                   12/31/02          14.29          15.39       1,187,910
                                                                   12/31/01          13.27          14.29         936,292
                                                                   12/31/00          12.34          13.27         827,539
                                                                   12/31/99          12.70          12.34       1,034,296
                                                                   12/31/98          11.90          12.70       1,060,399
                                                                   12/31/97          11.02          11.90         784,296

                                                                                                              #ACCUMULATION
                                                                                ACCUMULATION   ACCUMULATION       UNITS
                                                                                 UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                                     YEAR       BEGINNING OF      END OF          END OF
SUBACCOUNT                                                           ENDED         PERIOD         PERIOD          PERIOD
----------                                                           -----         ------         ------          ------
                                                                   12/31/96          10.78          11.02         942,068
                                                                   12/31/95           9.49          10.78         938,069
                                                                   12/31/94           9.85           9.49         945,569

WILSHIRE VIT SHORT-TERM INVESTMENT FUND - HORACE MANN SHARES       12/31/04       $  10.86       $  10.85         270,993
                                                                   12/31/03          10.88          10.86         427,380
                                                                   12/31/02          10.83          10.88         367,360
                                                                   12/31/01          10.42          10.83         237,129
                                                                   12/31/00           9.97          10.42         205,055
                                                                   12/31/99           9.64           9.97         132,903
                                                                   12/31/98           9.30           9.64         120,651
                                                                   12/31/97           8.97           9.30         122,530
                                                                   12/31/96           8.65           8.97         125,251
                                                                   12/31/95           8.34           8.65         110,931
                                                                   12/31/94           8.13           8.34         125,199

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                            12/31/04       $   9.06       $   9.79         256,027
                                                                   12/31/03           7.23           9.06         177,129
                                                                   12/31/02           7.09           7.23          90,168
                                                                   12/31/01           8.15           7.09          57,319
                                                                   12/31/00           9.77*          8.15          32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2                  12/31/04       $  15.10       $  15.54         975,233
                                                                   12/31/03          14.56          15.10         921,950
                                                                   12/31/02          13.39          14.56         677,140
                                                                   12/31/01          12.54          13.39         283,612
                                                                   12/31/00          11.98*         12.54          24,851

* Inception price on date Underlying Fund was added to the Separate Account, as shown on page ERROR! BOOKMARK NOT DEFINED..


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

ALLIANCE

     The AllianceBernstein Premier Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Premier Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

ARIEL MUTUAL FUNDS

     The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of medium-sized companies with market capitalizations generally between $2.5 billion and $20 billion at the time of initial purchase. The Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     Similar to the Ariel Appreciation Fund, the investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of smaller companies with market capitalizations generally between $500 million and $2.5 billion at the time of initial purchase. The Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     The Ariel Appreciation Fund and the Ariel Fund are both advised by Ariel Capital Management, LLC ("Ariel"). Ariel believes ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intrusion. A company that fosters community involvement among its employees will inspire community support. Additionally, Ariel believes that a company which cultivates diversity is more likely to attract and retain the best talent and broaden its markets in profitable new directions. Ariel does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the generation of nuclear energy or the manufacture of handguns as it believes these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities issued by companies with market capitalizationsof at least $10 billion that the adviser believes are of high quality and whose shares are selling at attractive prices. The Portfolio's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace, and have the fundamental characteristics to support continued growth. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, studies demographic changes, follows consumer trends and limits its stock search to companies it believes have products or services that can capitalize on changes in the marketplace. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly owned subsidiary of Delaware Management Holdings, Inc.

DREYFUS

     The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests at least 80 percent of its assets in midcap stocks. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares' stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares is advised by Dreyfus.

FIDELITY INVESTMENTS

     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S.

securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

     The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

GOLDMAN SACHS

     The investment objective of the Goldman Sachs VIT Core Small Cap Equity Fund is the long-term growth of capital. The Core portfolio is managed to have similar risk, capitalization, industry exposure and style characteristics to its benchmark, the Russell 2000, while seeking to add incremental return through better stock selection. The Small Cap Equity Fund uses a broad diversification across the U.S. small-cap stock universe with an advantage of quantitative and qualitative management techniques. The Goldman Sachs VIT Core Small Cap Equity Fund is advised by Goldman Sachs Asset Management, L.P.

JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation by investing primarily in the stocks of mid-sized U.S. and multinational companies, from which the fund managers expect above-average earnings growth. The fund focuses on mid-sized companies, which historically, have offered better growth prospects than large-cap stocks, are potentially less volatile than a portfolio of small-cap stocks and seeks up-and-coming companies with solid business fundamentals that have the potential to be tomorrow's industry leaders. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

NEUBERGER BERMAN

     The investment objective of the Neuberger Berman Genesis Fund -- Advisor Class is to seek growth of capital. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion.
The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund -- Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings

Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

RAINIER

     The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the equity securities of small and mid-capitalization U.S. companies with the prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable prices. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

WILSHIRE MUTUAL FUNDS, INC.

     Wilshire Mutual Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

     The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above average earnings or sales growth histories and retention of earnings. Often such companies will have above average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (extending down to $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

     The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

WILSHIRE VARIABLE INSURANCE TRUST(VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund - Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund.

     The primary investment objective of the Wilshire VIT Balanced Fund - Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund - Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund - Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund - Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes to have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund - Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. New Star Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund - Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.   Do not produce tobacco products;

     2.   Do not produce alcoholic beverages;

     3.   Do not own and/or operate casinos or manufacture gaming devices;

     4.   Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACTS

CONTRACT OWNERS' RIGHTS

     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

     Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of your product.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Contracts."

     ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the

Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds - Horace Mann Shares refers to the date Wellington Management became their investment adviser.


                                                      ACCUMULATION
SUBACCOUNT                              DATE           UNIT VALUE
----------                              ----           ----------

JPMorgan U.S. Large Cap
   Core Equity Portfolio              09/05/00          $ 17.33
Fidelity VIP Growth & Income
   Portfolio SC 2                     09/05/00            16.03
Wilshire 5000 Index Portfolio
   (Investment)                       09/05/00            12.23
Fidelity VIP Index 500
   Portfolio SC 2                     09/05/00           171.04
Fidelity VIP Growth
   Portfolio SC 2                     09/05/00            53.82
AllianceBernstein Premier
   Growth Portfolio                   09/05/00            41.57
Wilshire Large Company
   Growth Portfolio
   (Investment)                       09/05/00            46.36
Wilshire VIT Equity Fund -
Horace Mann Shares                    11/01/89             7.11
WilshireVIT Socially
Responsible Fund - Horace Mann
Shares                                03/10/97             9.85
Davis Value Portfolio                 09/05/00            11.58
Wilshire Large Company Value
   Portfolio                          09/05/00            19.91
Dreyfus Investment Portfolio:
Mid Cap Stock Fund - Service
Shares                                06/01/04            15.91
Fidelity VIP Mid Cap
   Portfolio SC 2                     09/05/00            20.11
Rainier Small/Mid Cap Equity
   Portfolio                          09/05/00            30.39
Delaware VIP Growth
Opportunities Series                  06/01/04            14.24
Lord Abbett Insurance Series
Growth/Opportunities                  06/01/04            12.00
Putnam VT Vista Fund                  09/05/00            25.13
Ariel Appreciation Fund               05/01/01            34.63
Goldman Sachs VIT Core Small
Cap Equity Fund                       06/01/04            12.99
Neuberger Berman Genesis
   Fund -- Advisor Class               09/05/00           15.84
Wilshire VIT Small Cap Growth
Fund - Horace Mann Shares             03/10/97             9.59

                                                      ACCUMULATION
SUBACCOUNT                              DATE           UNIT VALUE
----------                              ----           ----------

Delaware VIP Trend Series             06/01/04            28.47
Wilshire Small Company
   Growth Portfolio                   09/05/00            17.80
Ariel Fund                            05/01/01            34.01
Royce Capital Fund Small-Cap
Portfolio                             06/01/04             8.10
Wilshire Small Company Value
   Portfolio                          09/05/00            12.31
Wilshire VIT International
Equity Fund - Horace Mann Shares      03/10/97             9.74
Fidelity VIP Overseas
   Portfolio SC 2                     09/05/00            23.13
Wilshire VIT Balanced Fund -
Horace Mann Shares                    11/01/89             6.71
Wilshire VIT Income Fund -
Horace Mann Shares                    11/01/89             7.17
Wilshire VIT Short Term
Investment Fund - Horace Mann
Shares                                11/01/89             6.99
Fidelity VIP High Income
   Portfolio SC 2                     09/05/00             9.77
Fidelity VIP Investment Grade
   Bond Portfolio SC 2                09/05/00            11.98


     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     o the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

     o plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     o minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;

     o divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the annuity date as follows:

     o No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     o Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile
(FAX) transmission request to (217) 527-2307, by telephoning (217) 789-2500 or
(800) 999-1030 (toll-free) or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested. See "Other Information -- Forms Availability."

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it reserves the right to take action to protect the other investors.

     Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among the Subaccounts, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations and/or terminating the contract.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any variable Subaccount are subject to the Surrender Charges shown in the "Individual Product Information" section.

     Surrender Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the premium payment is paid.

     Any request for a partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of net premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Surrender Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     If you request a partial withdrawal for hardship purposes from your 403(b) Contract or from your employer's 401(k) plan using the safe harbor regulations of the IRC, you may be suspended from making contributions to all other plans of your employer for six months. You should consult with your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, you may resume making contributions.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity


Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement.

Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE FEE -- Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. Maximum Solutions II does not have an annual maintenance fee.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on your Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk on Variable Solutions II may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee for mortality and expense risk on Maximum Solutions II may not exceed the annual rate of 0.95% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.50% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 0.95% ceiling) in the future. The fee is computed on a daily basis.

     SURRENDER CHARGES -- Withdrawals may not be made from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, you may make a withdrawal with no Surrender Charge. Please see your Contract for further details. See the "Individual Product Information" section for the Surrender Charge on your Contract.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement. See the "Individual Product Information" section for the Death Benefit on your Contract.

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a variable basis unless otherwise stated.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR LIFE ONLY, 10, 15, OR 20 YEARS - Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Annuity payments for this annuity option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all guaranteed annuity payments have been made, the remaining guaranteed annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

PAYMENTS FOR A SPECIFIED PERIOD - Annuity payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.

Annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all annuity payments have been made, the remaining annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, the Contract Owner may change this annuity option, withdraw a portion of the Annuitized Value or surrender this option. Any change or withdrawal the Contract Owner makes may affect annuity payments. Surrender charges may apply. If the Contract Owner surrenders this option, annuity payments will cease and the contract will terminate. Thereafter, HMLIC will be free of any liability for this terminated contract.

JOINT AND SURVIVOR ANNUITY Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.


The available survivor options are to pay during the lifetime of the survivor:
(1) 50 percent; (2) two-thirds; or (3) 100 percent of the annuity payments paid (or the number of Annuity Units) while both Annuitants were living.

Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, annuity payments cease.

If the Contract Owner dies while at least one Annuitant is living, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

     The Annuitized Value applied to purchase variable annuity payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for annuity payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a variable annuity option will be the same amount as the initial monthly annuity payment purchased per $1,000 applied to the corresponding fixed annuity option.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a) receive the proceeds in a lump sum less any applicable Surrender Charges, or

     b) leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distributions," or

     c)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of net premium payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for the Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund - Horace Mann Shares, Wilshire VIT Balanced Fund - Horace Mann Shares and Wilshire VIT Income Fund - Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.


     o The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

     o If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION

Variable Solutions II - Individual Flexible Premium Deferred Variable Annuity (IC-450000)

Minimum contribution                $25 per month

Annual maintenance fee $25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E fee                           1.25%

Death benefit                       The beneficiary will receive the greater of:

                                    1. the Total Accumulation Value; or

                                    2. the net premium paid, less the net
                                       premium attributable to any withdrawals
                                       and any outstanding loan balance.

Surrender Charges
                                    Surrender Charge %     During Contract Year

                                           1                      8.0%
                                           2                      7.5%
                                           3                      7.0%
                                           4                      6.0%
                                           5                      5.0%
                                           6                      4.0%
                                           7                      3.0%
                                           8                      2.0%
                                           9                      1.0%
                                       Thereafter                 0.0%

INDIVIDUAL PRODUCT INFORMATION

Maximum Solutions II - Individual Flexible Premium Deferred Variable Annuity (IC-451000)

Minimum contribution                $50,000

Annual maintenance fee              None

M & E fee                           0.95%

Death benefit                       If the Contract Owner dies prior to the
                                    attainment of age 70, the beneficiary will receive the greater of:

                                    1. the Total Accumulation Value; or
                                    2. the net premium paid, less the net
                                       premium attributable to any withdrawals
                                       and any outstanding loan balance,
                                       accumulated at 3 percent annually.

                                    If the Contract Owner dies after the
                                    attainment of age 70, the beneficiary will receive the greater of:

                                    1. the Total Accumulation Value; or
                                    2. the net premium paid, less the net
                                       premium attributable to any withdrawals
                                       and any outstanding loan balance.

Surrender Charges
                                    Surrender Charge %    During Contract Year

                                           1                      7.0%
                                           2                      6.0%
                                           3                      5.0%
                                           4                      4.0%
                                           5                      3.0%
                                           6                      2.0%
                                           7                      1.0%
                                       Thereafter                 0.0%

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and qualified plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 are sunsetted or repealed in 2011 unless extended or made permanent. A Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a qualified plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED CONTRACTS

     The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with your tax adviser for the application of these rules to your specific facts before purchasing an annuity Contract for a Qualified Plan.

     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $14,000 in 2005 ($15,000 in 2006) or 100% of income. Additional catch-up amounts, $4,000 in 2005 ($5,000 in 2006) may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if you are age 50 or older continue to increase after 2006. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover or transfer to another Section 403(b) annuity Contract or an eligible Qualified Plan. Section 403(b) annuities are subject to the required minimum distributions rules.

     SECTION 408 IRA -- Annual contributions (other than rollover contributions) to an IRA are limited to $4,000 for 2005. Additional catch-up contributions of $500 may be made if the Contract Owner is age 50 or older ($1,000 for 2006). Contribution limits to an IRA are reduced if contributions are also made to a Roth IRA. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2005, if the owner of the IRA Contract is covered by another Qualified Plan the deduction phases out when adjusted gross income ("AGI") is between $50,000 and $60,000 for single filers and between $70,000 and $80,000 for married individuals filing jointly. If the owner is not covered by a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. IRA accumulations may be eligible for a tax-free rollover or transfer to another IRA or eligible Qualified Plan. IRAs are subject to required minimum distribution rules.

     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the contract is used for a SEP IRA plan and the Contract Owner has elected to make IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $14,000 for 2005. The additional catch-up amount if the individual is age 50 or older also applies, $4,000 for 2005 ($5,000 in 2006). Employer contributions are allowed subject to additional limitations and must be coordinated with other Qualified Plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for IRAs.

     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,000. As with IRAs, additional contributions are allowed for individuals age 50 and older, $2,000 for 2005 ($2,500 for 2006). Employer contributions are also required and are coordinated with the elective deferral limitations of other Qualified Plans. Rollover rules are similar to IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for IRAs.

     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to an IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older of $500 for 2005 ($1,000 for 2006). Contributions to a Roth IRA are not deductible and if the Contract has been in existence for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs are not subject to the required minimum distribution rules.

     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $14,000 for 2005 ($15,000 for 2006) or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older of $4,000 for 2005 ($5,000 for 2006). A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity Contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible Qualified Plan. Section 457(b) annuity Contracts are subject to the required minimum distribution rules.

     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

     ROLLOVERS -- A rollover, direct rollover or trustee-to-trustee transfer is a tax-free transfer of a distribution from a Qualified Plan to an eligible retirement plan. Distributions that are properly rolled over or transferred are not includable in income until they are ultimately paid out of the Contract. A
Section 401 plan can be rolled over or transferred to another Section 401 plan, an IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. An IRA can be rolled over or transferred to another IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Section 403(b) tax-deferred annuity can be rolled over or transferred to an IRA, a
Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. In all cases the eligible
Section 457 plan must separately account for amounts rolled over or transferred from other non-Section 457 plans.

     For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met. A SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over or transferred tax-free to an IRA, a qualified Section 401 plan, a Section 403(b) plan or a Section 457 plan. A Roth IRA can generally only be rolled over to another Roth IRA. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as an IRA contribution.

TAXATION OF CONTRACT BENEFITS

     Amounts contributed through salary reduction, employer contributions or deductible amounts in the case of IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2; as the result of death or disability; or as a qualified first-time homebuyer distribution.

ADDITIONAL TAXES

PREMATURE DISTRIBUTION TAX

     An additional tax (penalty tax) will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of IRAs to Roth IRAs and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life expectancy of the owner or the joint lives of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the Contract is an IRA or Roth IRA exception 4) listed above does not apply. In addition, for an IRA or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses and 3) for a qualified first-time home purchase.

     REQUIRED MINIMUM DISTRIBUTION TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans except Roth IRAs is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death.

     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for IRAs, SEPs and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed over the longer of the remaining life expectancy of the Contract Owner's designated beneficiary or the remaining life expectancy of the Contract Owner. If there is no designated beneficiary as of the date for determining a designated beneficiary, distributions shall continue over the remaining life expectancy of the Contract Owner.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or roll over the Contract to an IRA or any other eligible retirement plan.

     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from IRAs or Roth IRAs; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a ten-year period; required minimum distributions; and hardship distributions.

     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

VOTING RIGHTS

     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                          PAGE
-----                                          ----
General Information and History                  2
Underwriter                                      2
Financial Statements                             2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

 ___ Statement of Additional Information dated May 1, 2005 for the Separate Account

Please mail the above document to:

_____________________________________
(Name)
_____________________________________
(Address)
_____________________________________
(City/State/Zip)

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2005


               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                  FOR CONTRACTS ISSUED ON FORMS 66-3A AND 66-4A

The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Wilshire VIT Equity Fund - Horace Mann Shares. There is no annual maintenance fee or transfer charge.

2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Wilshire VIT Equity Fund - Horace Mann Shares to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

FORM 66-3A AND 66-4A CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge                                                       4.00%
Death Benefit Risk Charge                                                  2.00%
Administration Expense Charge          $.50 per payment plus $10.00 issuance fee


Separate Account Annual M&E Fee, as a percentage of average account value:
Mortality Risk                                                             0.31%
Expense Risk                                                               0.08%
Total Separate Account Annual M&E Fee                                      0.39%

Annual Operating Expenses of Wilshire VIT Equity Fund - Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2004 fiscal year:

Management Fees                                                                %
Other Expenses                                                                 %
Total Wilshire VIT Equity Fund - Horace Mann Shares Operating Expenses         %

EXAMPLE(3)

If you surrender your Flexible Premium Contract at the end of the applicable time period:

          YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT;
                      ASSUMING 5% ANNUAL RETURN ON ASSETS:

      1 YR                3 YRS                5 YRS                 10 YRS


(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund - Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund - Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2004. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund - Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2004.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2004 calendar year. Actual expenses may be greater or less than those shown.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES.

The date of this Supplement is May 1, 2005

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2005


               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                       FOR CONTRACTS ISSUED ON FORM 66-2A

The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Wilshire VIT Equity Fund - Horace Mann Shares. There is no annual maintenance fee or transfer charge.

2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

FORM 66-2A CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge                                                       4.00%
Death Benefit Risk Charge                                                  2.00%
Administration Expense Charge          $.50 per payment plus $10.00 issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:
Mortality Risk                                                             0.31%
Expense Risk                                                               0.08%
Total Separate Account Annual M&E Fee                                      0.39%

Annual Operating Expenses of Wilshire VIT Equity Fund - Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2004 fiscal year:

Management Fees
Other Expenses
Total Wilshire VIT Equity Fund - Horace Mann
Shares Operating Expenses

EXAMPLE(3)

If you surrender your Flexible Premium Contract at the end of the applicable time period:

          YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT;
                      ASSUMING 5% ANNUAL RETURN ON ASSETS:

      1 YR                3 YRS                5 YRS                 10 YRS


(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund - Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund - Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2004. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund - Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2004.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2004 calendar year. Actual expenses may be greater or less than those shown.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES.

The date of this Supplement is May 1, 2005.

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2005


               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                       FOR CONTRACTS ISSUED ON FORM 527-GC

The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Wilshire VIT Equity Fund - Horace Mann Shares. There is no annual maintenance charge or transfer charge.

5. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Wilshire VIT Equity Fund - Horace Mann Shares to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 527-GC CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge                                                       3.20%
Death Benefit Risk Charge                                                  0.20%
Administration Expense Charge                    1.60% and $.50 per payment plus
                                                             $20.00 issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:
Mortality Risk                                                             0.24%
Expense Risk                                                               0.05%
Total Separate Account Annual M&E Fee                                      0.29%

Annual Operating Expenses of Wilshire VIT Equity Fund - Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2004 fiscal year:

Management Fees
Other Expenses
Total Wilshire VIT Equity Fund - Horace Mann Shares Operating Expenses

EXAMPLE(3)

If you surrender your Flexible Premium Contract at the end of the applicable time period:

          YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT;
                      ASSUMING 5% ANNUAL RETURN ON ASSETS:

      1 YR                3 YRS                5 YRS                 10 YRS


(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund - Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund - Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2003. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund - Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2004.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2004 calendar year. Actual expenses may be greater or less than those shown.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE Wilshire VIT Equity Fund - Horace Mann Shares FUND.

The date of this Supplement is May 1, 2005.

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2005


               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                        FOR CONTRACTS ISSUED ON FORM 529

The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Wilshire VIT Equity Fund - Horace Mann Shares. There is no annual maintenance charge or transfer charge.

2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Wilshire VIT Equity Fund - Horace Mann Shares to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 529 CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge                                                       3.20%
Death Benefit Risk Charge                                                  0.20%
Administration Expense Charge                    1.60% and $.50 per payment plus
                                                             $20.00 issuance fee


Separate Account Annual M&E Fee, as a percentage of average account value:
Mortality Risk                                                             0.24%
Expense Risk                                                               0.05%
Total Separate Account Annual M&E Fee                                      0.29%

Annual Operating Expenses of Wilshire VIT Equity Fund - Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2004 fiscal year:

Management Fees
Other Expenses
Total Wilshire VIT Equity Fund - Horace Mann Shares Operating Expenses

EXAMPLE(3)

If you surrender your Flexible Premium Contract at the end of the applicable time period:

          YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT;
                      ASSUMING 5% ANNUAL RETURN ON ASSETS:

      1 YR                3 YRS                5 YRS                 10 YRS


(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund - Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund - Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2004. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund - Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2004.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2004 calendar year. Actual expenses may be greater or less than those shown.

 THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES.

 The date of this Supplement is May 1, 2005.

                                   MAY 1, 2005






                       STATEMENT OF ADDITIONAL INFORMATION



               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT



       Individual Flexible Payment and Individual Single Payment
                       Variable Deferred Annuity Contracts



                       Horace Mann Life Insurance Company




This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses, dated May 1, 2005, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectuses may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123 or by telephoning toll-free (800) 999-1030.


                                   MAY 1, 2005

TABLE OF CONTENTS


TOPIC                                                                  PAGE

     General Information and History................................... 2
     Underwriter....................................................... 2
     Financial Statements.............................................. 2



                         GENERAL INFORMATION AND HISTORY


Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.


                                   UNDERWRITER

HMLIC offers and sells the contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the NASD. In addition, the contracts may be offered and sold through independent agents and other broker-dealers. HMLIC contracts with HM Investors, principal underwriter of the Separate Account, to distribute the variable contracts of HMLIC. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to HM Investors were, $3,642,750, $4,723,014 and $5,738,930 for the years ended 2002, 2003 and 2004, respectively. HM Investors does not retain any of these commissions. Commissions received by HM Investors are paid to registered representatives who sell contracts offered by the Prospectuses.


                              FINANCIAL STATEMENTS

KPMG LLP, independent auditors for the Separate Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.



The financial statements of the Separate Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Separate Account for the year ended December 31, 2004. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life

Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' report thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the contracts.

Insert Independent Auditors Report

Insert Separate Account Financials

Insert Horace Mann Life Insurance Company Financials

PART C

                                OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-------------------------------------------

(a)  Financial Statements
-------------------------

Part A

Condensed financial information of the Registrant

Part B

The following financial statements will be filed by amendment.

   -Annual Report for the Registrant:
   -Independent Auditors Report

   -Statements of Net Assets - December 31, 2004
   -Statements of Operations - For the Year Ended December 31, 2004 -Statements of Changes in Net Assets For the Year Ended December 31, 2004 -Statements of Changes in Net Assets For the Year Ended December 31, 2003 -Notes to Financial Statements - December 31, 2004

    Financial statements for Horace Mann Life Insurance Company
   -Independent Auditors Report
   -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

   -As of December 31, 2004 and 2003
   -Statutory Statements of Operations - For the Years Ended December 31,
    2004,2003 and 2002
   -Statutory Statements of Capital and Surplus - For the Years Ended December
    31, 2004, 2003 and 2002
   -Statutory Statements of Cash Flow - For the Years Ended December 31, 2004,
    2003 and 2002
   -Notes to Statutory Financial Statements - December 31, 2004, 2003 and 2002

(b)  Exhibits
-------------

(1)  Resolution of Board of Directors .........Incorporated by reference to Post
                                               Effective Amendment 63
(2)  Agreements for custody ...................Not Applicable
(3)  Underwriting Agreement ...................Incorporated by reference to Post
                                               Effective Amendment 63

(4)  Form of Variable Annuity Contract
     (a) ......................................Incorporated by reference to Post
                                               Effective Amendment 76
     (b) ......................................Filed herewith

(5)  Form of application ......................Incorporated by reference to Post
                                               Effective Amendment 76
(6)  Certificate of incorporation and bylaws ..Incorporated by reference to
                                               Initial Registration Statement
(7)  Contract of Reinsurance ..................Not Applicable
(8)  Other Contracts ..........................Not Applicable

(9)  Opinion and Consent of Counsel ...........To be filed by amendment
(10) Independent Auditors Consent .............To be filed by amendment
(11) Financial Statement Schedules for Horace
     Mann Life Insurance Company and the
     Independent Auditors' Report thereon .....To be filed by amendment

(12) Agreement regarding initial capital ......Incorporated by reference to
                                               Initial Registration Statement



Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

  The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
------                        --------------------------------

Peter H. Heckman              Director and Executive Vice President, Chief
                              Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel,
                              Corporate Secretary & Chief Compliance Officer

Louis G. Lower II             Director, Chairman, President & Chief Executive
                              Officer

Paul D. Andrews               Director and Senior Vice President

Angela S. Christian           Vice President & Treasurer

Item 26.  Persons Controlled by or Under Common Control with the Depositor or
-----------------------------------------------------------------------------
          Registrant
          ----------

                                      |  Allegiance Life Insurance Company -------------------| Horace Mann Life Insurance Company
                                      |  IL FEIN # 95-1858796 NAIC # 62790                    | IL FEIN # 37-0726637 NAIC # 64513
                                      |
                                      |  Educators Life Insurance Company of America
                                      |  AZ FEIN # 86-0204233 NAIC # 75892
                                      |
                                      |  Horace Mann Service Corporation
                                      |  IL FEIN # 37-0972590
                                      |
                                      |  Well-Care Inc.
                                      |  IL FEIN # 37-0984609
                                      |
Horace Mann Educators Corporation ----|  Horace Mann Investors, Inc.
DE FEIN # 37-0911756                  |  MD FEIN # 37-0792966
                                      |
                                      |  Horace Mann Lloyds Management Corp.------------------| Horace Mann Lloyds
                                      |  TX FEIN # 37-1386476                                 | TX FEIN # 37-1386478 NAIC # 10996
                                      |
                                      |  Horace Mann Insurance Company------------------------| Horace Mann General Agency
                                      |  IL FEIN # 59-1027412 NAIC # 22578                    | TX FEIN # 76-0616793
                                      |
                                      |  Teachers Insurance Company
                                      |  IL FEIN # 23-1742051 NAIC # 22683
                                      |
                                      |  Horace Mann Property & Casualty Insurance Company
                                      |  CA FEIN # 95-2413390 NAIC # 22756


  The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.


Item 27.  Number of Contract Owners
-----------------------------------

  As of January 28, 2005, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 129,178, of which 123,181 were qualified contract owners and 5,997 were non-qualified Contract Owners.

Item 28.  Indemnification
-------------------------

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in the connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Item 29.  Principal Underwriters
--------------------------------

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                               Position with Underwriter
----                               -------------------------


Christopher M. Fehr                President

Peter H. Heckman                   Director

Ann M. Caparros                    Secretary

Ryan O. Hill                       Broker/Dealer Compliance Officer & Anti-Money
                                   Laundering Officer

Diane M. Barnett                   Tax Compliance Officer

Angela S. Christian                Treasurer



(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2004:


---------------   -------------   ---------------   ----------   ------------
                      Net
   Name of        Underwriting
  Principal       Discounts and   Compensation on    Brokerage
 Underwriter       Commission      Redemption       Commission   Compensation
---------------   -------------   ---------------   ----------   ------------

Horace Mann        $5,738,930         N/A             N/A             N/A
Investors, Inc.

---------------   -------------   ---------------   ----------   ------------

Item 30.  Location of Accounts and Records
------------------------------------------

  Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services
-----------------------------

  Not applicable.

Item 32.  Undertakings
----------------------

  (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

  (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 22nd day of February, 2005.

               BY: HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT
                   ----------------------------------------------
                                  (Registrant)

                    By: Horace Mann Life Insurance Company
                        ----------------------------------
                                   (Depositor)

Attest: /s/ ANN M. CAPARROS                 By: /s/ LOUIS G. LOWER II
        -------------------                     ---------------------
        Ann M. Caparros                         Louis G. Lower II, President and
        Corporate Secretary                     Chief Executive Officer
        of the Depositor                        of the Depositor


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                              TITLE                         DATE
---------                              -----                         ----

/s/ LOUIS G. LOWER II         Director, Chairman, President    February 22, 2005
---------------------         and Chief Executive Officer
Louis G. Lower II

/s/ PETER H. HECKMAN          Director, Executive Vice         February 22, 2005
---------------------         President and Chief
Peter H. Heckman              Financial Officer

/s/ ANN M. CAPARROS           Director, Vice President,        February 22, 2005
---------------------         General Counsel,
Ann M. Caparros               Corporate Secretary and
                              Chief Compliance Officer

/s/ PAUL D. ANDREWS           Director and Senior Vice         February 22, 2005
---------------------         President
Paul D. Andrews

                                INDEX TO EXHIBITS
                                -----------------

Exhibit
Number                               Title
------                               -----
(1)   Resolution of Board of Directors .............Incorporated by reference to
                                                    Post Effective Amendment 63
(2)   Agreements for custody .......................Not Applicable
(3)   Underwriting Agreement .......................Incorporated by reference to
                                                    Post Effective Amendment 63
(4)   Form of Variable Annuity Contract

      (a) ..........................................Incorporated by reference to
                                                    Post Effective Amendment 76
      (b) ..........................................Filed herewith

(5)   Form of application ..........................Incorporated by reference to Post Effective Amendment 76
(6)   Certificate of incorporation and bylaws ......Incorporated by reference to
                                                    Initial Registration
                                                    Statement
(7)   Contract of Reinsurance ......................Not Applicable
(8)   Other Contracts ..............................Not Applicable

(9)   Opinion and Consent of Counsel ...............To be filed by Amendment
(10)  Independent Auditors Consent .................To be filed by Amendment
(11)  Financial Statement Schedules for Horace
      Mann Life Insurance Company and the
      Independent Auditors' Report thereon .........To be filed by Amendment

(12)  Agreement regarding initial capital ......... Incorporated by reference to
                                                    Initial Registration
                                                    Statement